    As filed with the Securities and Exchange Commission on August 30, 2004


                                                      Registration No. 333-57210
                                                                       811-07798


                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      ( X )


                         Post-Effective Amendment No. 8                   ( X )



                                       and

                        REGISTRATION STATEMENT UNDER THE                  ( X )
                         INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 19                         ( X )



                  NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)


                   Depositor's Telephone Number: 212-576-7000


                            Richard P. Bowman, Esq.
                 New York Life Insurance and Annuity Corporation

                                1 Rockwood Road
                         Sleepy Hollow, New York 10591

                     (Name and Address of Agent for Service)

                                    Copy to:

        Stephen E. Roth, Esq.                    Sheila K. Davidson, Esq.
        Sutherland Asbill & Brennan LLP          Senior Vice President
        1275 Pennsylvania Avenue, NW             and General Counsel
        Washington, DC  20004-2415               New York Life Insurance Company
                                                 51 Madison Avenue
                                                 New York, New York  10010

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:


[X] immediately upon filing pursuant to paragraph (b) of Rule 485.



[ ] on May 1, 2004 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485.

[ ] on ___________ pursuant to paragraph (a)(i) of 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
               NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE INSURANCE
         NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE


   TWO FLEXIBLE PREMIUM LIFE INSURANCE CONTRACTS OFFERED TO INDIVIDUALS UNDER

              NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT - I

                        Supplement dated August 31, 2004
                        to Prospectus dated May 1, 2004

     This supplement amends the May 1, 2004 Prospectus for the NYLIAC Pinnacle Variable Universal Life and the NYLIAC Pinnacle Survivorship Variable Universal Life Insurance Policies ("Policies"). You should read this information carefully before you invest. This supplement is not valid unless it is read in conjunction with the May 1, 2004 Prospectus for the Policies. The terms we use in this supplement have the same meanings as in the Prospectus for the Policies.

     The purpose of this supplement is to describe a new Alternative Cash Surrender Value, which will be available beginning August 31, 2004 ("ACSV II").

     Keeping this purpose in mind, please note the following changes.

     On page 5 of the Prospectus, delete the last sentence under the section titled Alternative Cash Surrender Value and replace it with the following:
"Policies with ACSV will have higher mortality and risk expense charges and a lower fixed account crediting rate than policies without ACSV."

     On page 10 of the Prospectus, delete the Mortality and Expense Risk Charge portion of the Periodic Charges Other Than Funds' Operating Expenses table and replace it with the following:

             PERIODIC CHARGES OTHER THAN FUNDS' OPERATING EXPENSES

CHARGE                                  WHEN CHARGE IS DEDUCTED          AMOUNT DEDUCTED
------                                 --------------------------   -------------------------
Mortality and Expense Risk Charge      Each Monthly deduction day   Guaranteed Maximum: 1.00%
(as a % of Separate Account Value)

                                                              CURRENT:(4)
SEPARATE ACCOUNT VALUE:                                         NO ACSV     ACSV I *   ACSV II*
-----------------------                                       -----------   --------   --------
   Less than $250,000.......................................     .55%        .85%       1.00%
   At least $250,000 but less than $500,000.................      35%        .65%        .90%
   At least $500,000 but less than $1,000,000...............      30%        .60%        .85%
   $1,000,000 or more.......................................      25%        .55%        .80%

     (4) In Policy Years 21 and beyond, current mortality and expense risk charges are as follows -- if Separate Account Value is: less than $250,000, .35%; at least $250,000 but less than $500,000, .15%; at least $500,000 but less than $1,000,000, .10%; $1,000,000 or more,
         .05%.

     * Charges are for Policy Years 1 through 10. For Policy Years 11 and beyond, current mortality and expense risk charges for policies with ACSV I and ACSV II are .55%, .35%, .30%, and .25% respectively and subject to further reductions as defined in the above footnote (4).

     On page 28 of the Prospectus, delete the second sentence under the "Mortality and Expense Risk Charge -- Current" section and replace it with the following:

        If the policy has an Alternative Cash Surrender Value, the mortality and expense risk charge is increased in Policy Years 1 through 10 by 0.30% for ACSV I and by 0.55% for ACSV II, not to exceed a total mortality and expense risk charge of 1.00%.

     On page 51 of the prospectus, delete the title "Alternative Cash Surrender Value I ("ACSV")" and replace it with the following title: ALTERNATIVE CASH SURRENDER VALUE I or ALTERNATIVE CASH SURRENDER VALUE II ("ACSV I" or "ACSV II" or collectively "ACSV")

     On page 51 of the prospectus, replace the two paragraphs under the ACSV provision with the following:

        Your policy is available with or without ACSV. ACSV, however, can be elected only when the Policy is issued. NYLIAC will determine your eligibility for ACSV based on the ownership of the policy. ACSV I is available to a Policy owned by a Corporation or an Irrevocable Trust. ACSV II is available to a Policy funded by a Corporation or a Trust, a Policy owned by an approved charitable organization, a Policy financed through an approved financial institution, or other defined policyowner classes, if we agree. The current mortality and expense risk charges will be higher for policies with ACSV. The interest crediting rate for the Fixed Accounts on Policies with ACSV will be lower than on policies without ACSV.

        If your policy has ACSV, then for a period of ten years from the Issue Date, while the insured (under VUL) or either insured (under SVUL) is still living, you may surrender the policy for the ACSV. The ACSV is equal to the Cash Surrender Value plus the unamortized value of the ACSV Benefit. The cumulative ACSV Benefit is the sum of all sales expense charges and the monthly per thousand face amount charges since issue. The ACSV Benefit will be amortized beginning with the 13th policy month and continuing through the end of the 10th policy year. (See Appendix B and the SAI for details).

     Add the following to the end of the prospectus as Appendix B:

                                   APPENDIX B

                    ALTERNATIVE CASH SURRENDER VALUE (ACSV)

     If your policy has ACSV, your ACSV Benefit for policy months 1 through 12, as calculated on each Monthly Deduction Day, is equal to the sum of a + b + c, where:

     (a) = the current ACSV Benefit;

     (b) = any sales expense charges deducted from premiums paid since the last Monthly Deduction Day,

     (c) = the current month's per thousand face amount charge.

     In policy month 1, and before any premiums have been applied, (a) will equal zero.


     Your ACSV Benefit for policy months 13 through the end of the 10th policy year, as calculated on each Monthly Deduction Day, is equal to the sum of (a + b + c) - d, where:


     (a) = the current ACSV Benefit;

     (b) = any sales expense charges deducted from premiums paid since the last Monthly Deduction Day,

     (c) = the current month's per thousand face amount charge

     (d) = the current month's amortization of the ACSV Benefit.

     At the end of Policy Year 10, the ACSV Benefit will equal zero.

     Upon our receipt of your request to surrender this policy in full during the first ten Policy Years, we will increase the current ACSV Benefit by any sales expense charges that have been deducted from premium payments received since the last Monthly Deduction Day. We will then pay you the ACSV.

     The ACSV Benefit is only used to calculate the Alternative Cash Surrender Value payable in the event of a full surrender of all of the NYLIAC policies you own which include an ACSV Benefit. The ACSV Benefit is not invested and will not accumulate interest. The ACSV Benefit is not included as part of Cash Surrender Value and is therefore not available for loans or partial surrenders or to support monthly deduction charges.

     You do not receive the ACSV on a 1035 exchange, as part of a life insurance benefit payment, or, unless we agree, in the event the policy is assigned. In any of these circumstances the ACSV Benefit is retained by NYLIAC.

     Upon any reinstatement of the policy, the ACSV Benefit will equal zero. We will then calculate the value of this benefit from the period beginning on the reinstatement date up to the 10th policy anniversary. At reinstatement, the amortization of the ACSV Benefit will be calculated based on the number of months remaining in the ten year period.

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                      SUPPLEMENT DATED AUGUST 31, 2004 TO

                      STATEMENT OF ADDITIONAL INFORMATION

                                     DATED

                                  MAY 1, 2004

                                      FOR

               NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE INSURANCE

                                      AND

         NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

                                      FROM

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     On pages 6 and 7 of the Statement of Additional Information, replace the description of the Alternative Cash Surrender Value (ACSV) with the following:

          If your policy has ACSV, your ACSV Benefit for policy months 1 through 12, as calculated on each Monthly Deduction Day, is equal to the sum of a + b + c, where:

     (a) = the current ACSV Benefit;

     (b) = any sales expense charges deducted from premiums paid since the last Monthly Deduction Day,

     (c) = the current month's per thousand face amount charge.

     In policy month 1, and before any premiums have been applied, (a) will equal zero.


     Your ACSV Benefit for policy months 13 through the end of the 10th policy year, as calculated on each Monthly Deduction Day, is equal to the sum of (a + b + c) - d, where:


     (a) = the current ACSV Benefit;

     (b) = any sales expense charges deducted from premiums paid since the last Monthly Deduction Day,

     (c) = the current month's per thousand face amount charge

     (d) = the current month's amortization of the ACSV Benefit.

     At the end of Policy Year 10, the ACSV Benefit will equal zero.

     Upon our receipt of your request to surrender this policy in full during the first ten Policy Years, we will increase the current ACSV Benefit by any sales expense charges that have been deducted from premium payments received since the last Monthly Deduction Day. We will then pay you the ACSV.

          The ACSV Benefit is only used to calculate the Alternative Cash Surrender Value payable in the event of a full surrender of all of the NYLIAC policies you own which include an ACSV Benefit. The ACSV Benefit is not invested and will not accumulate interest. The ACSV Benefit is not included as part of Cash Surrender Value and is therefore not available for loans or partial surrenders or to support monthly deduction charges.

          You do not receive the ACSV on a 1035 exchange, as part of a life insurance benefit payment, or, unless we agree, in the event the policy is assigned. In any of these circumstances the ACSV Benefit is retained by NYLIAC.

          Upon any reinstatement of the policy, the ACSV Benefit will equal zero. We will then calculate the value of this benefit from the period beginning on the reinstatement date up to the 10th policy anniversary. At reinstatement, the amortization of the ACSV Benefit will be calculated based on the number of months remaining in the ten year period.

     At the bottom of page 23 and the top of page 24 of the Statement of Additional Information, delete the second paragraph of the Mortality and Expenses Expense Risk Charge section and replace it with the following:

     Currently, we deduct on a monthly basis a mortality and expense risk charge that is equal to the following -- if Separate Account Value is: less than $250,000, 0.55%; at least $250,000 but less than $500,000, 0.35%; at least
     $500,000 but less than $1,000,000, 0.30%; $1,000,000 or more, 0.25%. In
     Policy Years 21 and beyond, current mortality and expense risk charges are as follows -- if Separate Account Value is: less than $250,000, 0.35%; at least $250,000 but less than $500,000, 0.15%; at least $500,000 but less than $1,000,000, 0.10%; $1,000,000 or more, 0.05%. If the policy has an
     Alternative Cash Surrender Value, the mortality and expense risk charge for ACSV I is increased by 0.30% in Policy Years 1 through 10 and increased by 0.55% for ACSV II in Policy Years 1 through 10, not to exceed a total mortality and expense risk charge of 1.00%.

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

                              FINANCIAL STATEMENTS

            GROUP 1 POLICIES:                Variable Universal Life
                                             Survivorship Variable Universal
                                             Life - Series 1

            GROUP 2 POLICIES:                Variable Universal Life 2000 - Series 1
                                             Single Premium Variable Universal
                                             Life - Series 1

            GROUP 3 POLICIES:                Pinnacle Variable Universal Life
                                             Pinnacle Survivorship Variable Universal
                                             Life

            GROUP 4 POLICIES:                Variable Universal Life 2000 - Series 2
                                             Survivorship Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 3
                                             Variable Universal Life Provider

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2003


                                                                            MAINSTAY VP
                                                           MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                              BOND--       APPRECIATION--        CASH
                                                          INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $ 24,864,355     $220,379,520     $ 34,641,909

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................         32,446          326,560           44,569
    Administrative charges..............................          3,618           44,472            4,488
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 24,828,291     $220,008,488     $ 34,592,852
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $ 14,431,994     $171,099,703     $ 16,841,465
    Group 2 Policies....................................      8,490,652       46,870,502       13,640,160
    Group 3 Policies....................................        291,834          170,540        1,679,864
    Group 4 Policies....................................      1,613,811        1,867,743        2,431,363
    Net assets retained in the Separate Accounts by
      New York Life Insurance and Annuity Corporation...             --               --               --
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 24,828,291     $220,008,488     $ 34,592,852
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $      18.26     $      18.95     $       1.40
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $      13.48     $       7.15     $       1.11
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $      11.48     $       9.05     $       1.03
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $      11.20     $      10.15     $       1.01
                                                           ============     ============     ============
Identified Cost of Investment...........................   $ 25,024,090     $235,116,176     $ 34,642,821
                                                           ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


                      MAINSTAY VP                       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH          HIGH YIELD         INDEXED       INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--      CORPORATE BOND--      EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------
     $ 26,117,095     $ 17,187,853     $ 19,849,146     $ 87,768,448      $ 70,036,752      $197,682,297     $ 12,459,513

           32,489           21,336           26,623          127,533            92,512           279,563           16,978
            2,359            2,411            3,132           15,745            11,587            34,575            2,144
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
     $ 26,082,247     $ 17,164,106     $ 19,819,391     $ 87,625,170      $ 69,932,653      $197,368,159     $ 12,440,391
     ============     ============     ============     ============      ============      ============     ============
     $  9,403,083     $  4,360,560     $ 12,095,000     $ 60,036,275      $ 47,585,197      $133,315,048     $  8,604,740
       14,679,546        5,632,215        5,948,635       25,743,072        18,335,203        56,757,278        3,309,526
          208,669               --          120,222          180,661           410,780           410,204               --
        1,790,949        1,813,661        1,655,534        1,665,162         3,601,473         6,885,629          526,125
               --        5,357,670               --               --                --                --               --
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
     $ 26,082,247     $ 17,164,106     $ 19,819,391     $ 87,625,170      $ 69,932,653      $197,368,159     $ 12,440,391
     ============     ============     ============     ============      ============      ============     ============
     $      17.58     $      10.72     $      17.18     $      24.50      $      21.84      $      27.26     $      16.15
     ============     ============     ============     ============      ============      ============     ============
     $      12.33     $      10.76     $      13.19     $       9.21      $      13.95      $       8.93     $       9.92
     ============     ============     ============     ============      ============      ============     ============
     $      11.57     $         --     $      11.08     $       9.24      $      14.00      $      10.06     $         --
     ============     ============     ============     ============      ============      ============     ============
     $      11.67     $      10.84     $      10.87     $      10.57      $      13.36      $      10.95     $      11.96
     ============     ============     ============     ============      ============      ============     ============
     $ 25,129,779     $ 15,169,539     $ 20,274,694     $108,135,975      $ 69,032,561      $192,035,777     $ 11,065,605
     ============     ============     ============     ============      ============      ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003


                                                           MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                             MID CAP          MID CAP         SMALL CAP
                                                              CORE--          GROWTH--         GROWTH--
                                                          INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $  9,355,853     $ 12,298,880     $ 13,658,166

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................         12,799           15,064           17,116
    Administrative charges..............................          1,811            1,814            1,999
                                                           ------------     ------------     ------------
      Total net assets..................................   $  9,341,243     $ 12,282,002     $ 13,639,051
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $  1,678,427     $  2,810,267     $  3,240,196
    Group 2 Policies....................................      1,639,726        3,516,693        4,170,099
    Group 3 Policies....................................             --               --               --
    Group 4 Policies....................................        565,860        1,304,015        1,337,175
    Net assets retained in the Separate Accounts by
      New York Life Insurance and Annuity Corporation...      5,457,230        4,651,027        4,891,581
                                                           ------------     ------------     ------------
      Total net assets..................................   $  9,341,243     $ 12,282,002     $ 13,639,051
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $      10.91     $       9.30     $       9.78
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $      11.04     $       9.68     $      10.04
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $         --     $          -     $         --
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $      11.63     $      10.85     $      11.58
                                                           ============     ============     ============
Identified Cost of Investment...........................   $  8,216,520     $ 11,529,115     $ 12,181,711
                                                           ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                     MAINSTAY VP                     MAINSTAY VP
                                      AMERICAN       MAINSTAY VP     EAGLE ASSET        ALGER             ALGER
     MAINSTAY VP                       CENTURY      DREYFUS LARGE    MANAGEMENT        AMERICAN          AMERICAN
        TOTAL        MAINSTAY VP      INCOME &         COMPANY         GROWTH         LEVERAGED           SMALL
      RETURN--         VALUE--        GROWTH--         VALUE--        EQUITY--        ALL CAP--      CAPITALIZATION--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   CLASS O SHARES    CLASS O SHARES
    -----------------------------------------------------------------------------------------------------------------
    $ 55,226,260    $ 57,736,613    $  5,234,411    $  5,750,811    $ 16,355,897     $     38,473      $ 25,826,225

          80,626          81,196           5,897           6,816          20,188               --            35,449
          11,009          10,518             307             305             801               --             3,716
    ------------    ------------    ------------    ------------    ------------     ------------      ------------
    $ 55,134,625    $ 57,644,899    $  5,228,207    $  5,743,690    $ 16,334,908     $     38,473      $ 25,787,060
    ============    ============    ============    ============    ============     ============      ============
    $ 42,608,728    $ 40,618,306    $  1,371,311    $  1,238,330    $  3,206,524     $         --      $ 14,285,683
      11,609,595      14,264,805       3,183,048       4,035,118      12,282,782               --        10,176,927
           2,560         736,460         350,403          63,156         190,989           38,473           894,097
         913,742       2,025,328         323,445         407,086         654,613               --           430,353
              --              --              --              --              --               --                --
    ------------    ------------    ------------    ------------    ------------     ------------      ------------
    $ 55,134,625    $ 57,644,899    $  5,228,207    $  5,743,690    $ 16,334,908     $     38,473      $ 25,787,060
    ============    ============    ============    ============    ============     ============      ============
    $      19.59    $      19.78    $       8.72    $       9.56    $       6.95     $         --      $       9.15
    ============    ============    ============    ============    ============     ============      ============
    $       9.57    $      11.81    $       9.07    $      10.18    $       9.41     $         --      $       6.90
    ============    ============    ============    ============    ============     ============      ============
    $      10.23    $      10.11    $      10.52    $      10.56    $       9.30     $      11.92      $      10.82
    ============    ============    ============    ============    ============     ============      ============
    $      10.84    $      10.31    $      11.14    $      10.64    $      10.54     $         --      $      11.77
    ============    ============    ============    ============    ============     ============      ============
    $ 60,081,128    $ 57,311,547    $  4,909,114    $  5,410,083    $ 16,922,349     $     35,702      $ 22,076,096
    ============    ============    ============    ============    ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003


                                                             AMERICAN          AMERICAN
                                                            CENTURY VP        CENTURY VP        CALVERT
                                                          INTERNATIONAL--      VALUE--           SOCIAL
                                                             CLASS II          CLASS II         BALANCED
                                                          -------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $    207,774      $    188,547     $  3,278,964

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................             --                --            4,450
    Administrative charges..............................             --                --              377
                                                           ------------      ------------     ------------
      Total net assets..................................   $    207,774      $    188,547     $  3,274,137
                                                           ============      ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $         --      $         --     $  1,377,107
    Group 2 Policies....................................             --                --        1,712,312
    Group 3 Policies....................................        207,774           188,547               --
    Group 4 Policies....................................             --                --          184,718
                                                           ------------      ------------     ------------
      Total net assets..................................   $    207,774      $    188,547     $  3,274,137
                                                           ============      ============     ============
    Group 1 variable accumulation unit value............   $         --      $         --     $      14.04
                                                           ============      ============     ============
    Group 2 variable accumulation unit value............   $         --      $         --     $       9.93
                                                           ============      ============     ============
    Group 3 variable accumulation unit value............   $      11.98      $      12.68     $         --
                                                           ============      ============     ============
    Group 4 variable accumulation unit value............   $         --      $         --     $      11.11
                                                           ============      ============     ============
Identified Cost of Investment...........................   $    201,121      $    162,277     $  3,316,031
                                                           ============      ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                                   FIDELITY(R)
                                                             FIDELITY(R)                                               VIP
      DREYFUS IP       DREYFUS VIF        FIDELITY(R)            VIP           FIDELITY(R)       FIDELITY(R)       INVESTMENT
      TECHNOLOGY        DEVELOPING            VIP              EQUITY-             VIP               VIP              GRADE
       GROWTH--         LEADERS--       CONTRAFUND(R)--       INCOME--          GROWTH--         INDEX 500--         BOND--
    INITIAL SHARES    INITIAL SHARES     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
     $  4,211,651      $    135,273       $ 93,045,563      $ 37,212,656      $    257,508      $    613,343      $     89,115

            4,414                --            131,383            50,623                --                --                --
              358                --             15,365             5,745                --                --                --
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
     $  4,206,879      $    135,273       $ 92,898,815      $ 37,156,288      $    257,508      $    613,343      $     89,115
     ============      ============       ============      ============      ============      ============      ============
     $  1,632,571      $         --       $ 59,023,803      $ 22,122,234      $         --      $         --      $         --
        1,884,165                --         30,734,304        12,852,763                --                --                --
           53,163           135,273            640,658           732,493           257,508           613,343            89,115
          636,980                --          2,500,050         1,448,798                --                --                --
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
     $  4,206,879      $    135,273       $ 92,898,815      $ 37,156,288      $    257,508      $    613,343      $     89,115
     ============      ============       ============      ============      ============      ============      ============
     $       8.81      $         --       $      18.94      $      16.76      $         --      $         --      $         --
     ============      ============       ============      ============      ============      ============      ============
     $       9.13      $         --       $      11.08      $      11.57      $         --      $         --      $         --
     ============      ============       ============      ============      ============      ============      ============
     $      11.51      $      12.75       $      11.48      $      11.17      $       9.05      $       9.74      $      10.70
     ============      ============       ============      ============      ============      ============      ============
     $      11.59      $         --       $      11.47      $      11.09      $         --      $         --      $         --
     ============      ============       ============      ============      ============      ============      ============
     $  3,613,081      $    103,483       $ 89,931,275      $ 35,599,045      $    223,309      $    543,514      $     86,817
     ============      ============       ============      ============      ============      ============      ============


      FIDELITY(R)
          VIP
       MID CAP--
     INITIAL CLASS
     -------------
     $    631,987
               --
               --
     ------------
     $    631,987
     ============
     $         --
               --
          631,987
               --
     ------------
     $    631,987
     ============
     $         --
     ============
     $         --
     ============
     $      12.89
     ============
     $         --
     ============
     $    498,268
     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003

                                                                              JANUS ASPEN
                                                                                SERIES          JANUS ASPEN
                                                            FIDELITY(R)         MID CAP           SERIES
                                                                VIP            GROWTH--         BALANCED--
                                                            OVERSEAS--       INSTITUTIONAL     INSTITUTIONAL
                                                           INITIAL CLASS        SHARES            SHARES
                                                          ---------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $    508,761      $     27,243      $ 94,956,965

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................             --                --           128,178
    Administrative charges..............................             --                --            11,220
                                                           ------------      ------------      ------------
      Total net assets..................................   $    508,761      $     27,243      $ 94,817,567
                                                           ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $         --      $         --      $ 43,233,819
    Group 2 Policies....................................             --                --        47,915,840
    Group 3 Policies....................................        508,761            27,243           245,742
    Group 4 Policies....................................             --                --         3,422,166
                                                           ------------      ------------      ------------
      Total net assets..................................   $    508,761      $     27,243      $ 94,817,567
                                                           ============      ============      ============
    Group 1 variable accumulation unit value............   $         --      $         --      $      19.97
                                                           ============      ============      ============
    Group 2 variable accumulation unit value............   $         --      $         --      $      11.27
                                                           ============      ============      ============
    Group 3 variable accumulation unit value............   $      11.29      $      10.41      $      10.72
                                                           ============      ============      ============
    Group 4 variable accumulation unit value............   $         --      $         --      $      10.80
                                                           ============      ============      ============
Identified Cost of Investment...........................   $    418,977      $     24,621      $ 97,141,652
                                                           ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

      JANUS ASPEN
        SERIES            MFS(R)            MFS(R)                             NEUBERGER          T. ROWE           T. ROWE
       WORLDWIDE         INVESTORS            NEW             MFS(R)            BERMAN             PRICE             PRICE
       GROWTH--            TRUST           DISCOVERY         UTILITIES            AMT             EQUITY           LIMITED-
     INSTITUTIONAL       SERIES--          SERIES--          SERIES--           MID-CAP           INCOME           TERM BOND
        SHARES         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        GROWTH           PORTFOLIO         PORTFOLIO
    ---------------------------------------------------------------------------------------------------------------------------
     $ 94,587,824      $     54,254      $     21,801      $      4,559      $     39,221      $ 21,010,128      $    269,221

          134,804                --                --                --                --            24,337                --
           13,686                --                --                --                --             1,507                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 94,439,334      $     54,254      $     21,801      $      4,559      $     39,221      $ 20,984,284      $    269,221
     ============      ============      ============      ============      ============      ============      ============
     $ 51,896,963      $         --      $         --      $         --      $         --      $  6,156,014      $         --
       40,827,087                --                --                --                --        12,401,933                --
          185,236            54,254            21,801             4,559            39,221           662,487           269,221
        1,530,048                --                --                --                --         1,763,850                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 94,439,334      $     54,254      $     21,801      $      4,559      $     39,221      $ 20,984,284      $    269,221
     ============      ============      ============      ============      ============      ============      ============
     $      15.33      $         --      $         --      $         --      $         --      $      11.92      $         --
     ============      ============      ============      ============      ============      ============      ============
     $       8.35      $         --      $         --      $         --      $         --      $      12.05      $         --
     ============      ============      ============      ============      ============      ============      ============
     $       9.46      $       9.63      $      10.54      $      12.87      $      10.42      $      10.85      $      10.52
     ============      ============      ============      ============      ============      ============      ============
     $      10.15      $         --      $         --      $         --      $         --      $      10.92      $         --
     ============      ============      ============      ============      ============      ============      ============
     $128,101,741      $     56,947      $     20,692      $      3,784      $     35,973      $ 18,878,113      $    271,611
     ============      ============      ============      ============      ============      ============      ============


         VAN ECK
        WORLDWIDE
          HARD
         ASSETS
     ---------------
      $      4,398
                --
                --
      ------------
      $      4,398
      ============
      $         --
                --
             4,398
                --
      ------------
      $      4,398
      ============
      $         --
      ============
      $         --
      ============
      $      11.38
      ============
      $         --
      ============
      $      3,866
      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003


                                                           VAN KAMPEN      VAN KAMPEN       VAN KAMPEN
                                                          UIF EMERGING    UIF EMERGING       UIF U.S.
                                                            MARKETS         MARKETS            REAL
                                                             DEBT--         EQUITY--         ESTATE--
                                                            CLASS I         CLASS I          CLASS I
                                                          ----------------------------------------------
ASSETS:
  Investment at net asset value.........................  $    20,099     $ 16,884,613     $      3,580

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................           --           23,812               --
    Administrative charges..............................           --            2,557               --
                                                          ------------    ------------     ------------
      Total net assets..................................  $    20,099     $ 16,858,244     $      3,580
                                                          ============    ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................  $        --     $  9,762,021     $         --
    Group 2 Policies....................................           --        6,723,627               --
    Group 3 Policies....................................       20,099            2,042            3,580
    Group 4 Policies....................................           --          370,554               --
                                                          ------------    ------------     ------------
      Total net assets..................................  $    20,099     $ 16,858,244     $      3,580
                                                          ============    ============     ============
    Group 1 variable accumulation unit value............  $        --     $      11.00     $         --
                                                          ============    ============     ============
    Group 2 variable accumulation unit value............  $        --     $      11.29     $         --
                                                          ============    ============     ============
    Group 3 variable accumulation unit value............  $     10.94     $      12.09     $      12.00
                                                          ============    ============     ============
    Group 4 variable accumulation unit value............  $        --     $      12.42     $         --
                                                          ============    ============     ============
Identified Cost of Investment...........................  $    18,427     $ 12,967,554     $      3,255
                                                          ============    ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2003


                                                          MAINSTAY VP                                        MAINSTAY VP
                                         MAINSTAY VP        CAPITAL        MAINSTAY VP      MAINSTAY VP         EQUITY
                                            BOND--       APPRECIATION--        CASH        CONVERTIBLE--       INCOME--
                                        INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income....................... $   1,019,229    $     433,393    $     257,326    $     541,600    $     146,281
 Mortality and expense risk charges....      (127,851)      (1,072,537)        (187,232)        (107,673)         (66,163)
 Administrative charges................       (14,553)        (147,370)         (19,593)          (7,934)          (7,686)
                                        -------------    -------------    -------------    -------------    -------------
     Net investment income (loss)......       876,825         (786,514)          50,501          425,993           72,432
                                        -------------    -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....     3,450,222        5,018,554       58,602,652          931,019        1,086,348
 Cost of investments sold..............    (3,235,066)      (6,457,445)     (58,603,607)      (1,175,523)      (1,179,486)
                                        -------------    -------------    -------------    -------------    -------------
     Net realized gain (loss) on
       investments.....................       215,156       (1,438,891)            (955)        (244,504)         (93,138)
 Realized gain distribution received...       609,025               --               --               --               --
 Change in unrealized appreciation
   (depreciation) on investments.......      (801,095)      46,732,604             (834)       4,079,420        3,518,887
                                        -------------    -------------    -------------    -------------    -------------
     Net gain (loss) on investments....        23,086       45,293,713           (1,789)       3,834,916        3,425,749
                                        -------------    -------------    -------------    -------------    -------------
       Net increase (decrease) in net
        assets resulting from
        operations..................... $     899,911    $  44,507,199    $      48,712    $   4,260,909    $   3,498,181
                                        =============    =============    =============    =============    =============

                                                                                                             MAINSTAY VP
                                                                                                               AMERICAN
                                         MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                         CENTURY
                                           MID CAP         SMALL CAP          TOTAL         MAINSTAY VP        INCOME &
                                           GROWTH--         GROWTH--         RETURN--         VALUE--          GROWTH--
                                        INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income....................... $          --    $          --    $     959,599    $     778,786    $      65,637
 Mortality and expense risk charges....       (40,047)         (46,684)        (282,773)        (261,822)         (17,759)
 Administrative charges................        (5,003)          (5,660)         (39,092)         (34,467)            (891)
                                        -------------    -------------    -------------    -------------    -------------
     Net investment income (loss)......       (45,050)         (52,344)         637,734          482,497           46,987
                                        -------------    -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....       463,921          858,935        3,148,776        2,587,228          146,973
 Cost of investments sold..............      (521,868)        (882,736)      (3,168,152)      (3,218,256)        (188,110)
                                        -------------    -------------    -------------    -------------    -------------
     Net realized gain (loss) on
       investments.....................       (57,947)         (23,801)         (19,376)        (631,028)         (41,137)
 Realized gain distribution received...            --               --               --               --               --
 Change in unrealized appreciation
   (depreciation) on investments.......     2,929,943        3,263,793        8,056,658       11,991,950        1,015,362
                                        -------------    -------------    -------------    -------------    -------------
     Net gain (loss) on investments....     2,871,996        3,239,992        8,037,282       11,360,922          974,225
                                        -------------    -------------    -------------    -------------    -------------
       Net increase (decrease) in net
        assets resulting from
        operations..................... $   2,826,946    $   3,187,648    $   8,675,016    $  11,843,419    $   1,021,212
                                        =============    =============    =============    =============    =============

Not all investment divisions are available under all policies.

(a) For the period January 17, 2003 (Commencement of Operations) through December 31, 2003.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(c) For the period June 30, 2003 (Commencement of Operations) through December 31, 2003.

(d) For the period September 2, 2003 (Commencement of Operations) through December 31, 2003.

(e) For the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                       MAINSTAY VP
                      MAINSTAY VP       HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         GROWTH         CORPORATE         INDEXED       INTERNATIONAL       MID CAP
     GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--          CORE--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ---------------------------------------------------------------------------------------------------
    $     930,046    $     820,647    $   4,628,603    $   2,335,984    $     196,929    $      33,515
         (111,067)        (412,983)        (298,987)        (900,542)         (51,918)         (38,457)
          (13,129)         (51,558)         (38,067)        (112,864)          (6,706)          (5,563)
    -------------    -------------    -------------    -------------    -------------    -------------
          805,850          356,106        4,291,549        1,322,578          138,305          (10,505)
    -------------    -------------    -------------    -------------    -------------    -------------
        5,689,728        3,268,836        4,721,351        6,982,568       20,980,239          180,028
       (5,294,962)      (5,661,037)      (5,679,068)      (8,006,068)     (19,887,205)        (196,844)
    -------------    -------------    -------------    -------------    -------------    -------------
          394,766       (2,392,201)        (957,717)      (1,023,500)       1,093,034          (16,816)
               --               --               --               --               --               --
         (958,137)      19,497,925       12,948,268       40,421,525        1,479,703        2,166,680
    -------------    -------------    -------------    -------------    -------------    -------------
         (563,371)      17,105,724       11,990,551       39,398,025        2,572,737        2,149,864
    -------------    -------------    -------------    -------------    -------------    -------------
    $     242,479    $  17,461,830    $  16,282,100    $  40,720,603    $   2,711,042    $   2,139,359
    =============    =============    =============    =============    =============    =============

     MAINSTAY VP      MAINSTAY VP
       DREYFUS        EAGLE ASSET            ALGER               ALGER
        LARGE          MANAGEMENT          AMERICAN             AMERICAN          AMERICAN          AMERICAN
       COMPANY           GROWTH            LEVERAGED             SMALL           CENTURY VP        CENTURY VP
       VALUE--          EQUITY--           ALL CAP--        CAPITALIZATION--   INTERNATIONAL--      VALUE--
    INITIAL CLASS    INITIAL CLASS      CLASS O SHARES       CLASS O SHARES       CLASS II          CLASS II
    -----------------------------------------------------------------------------------------------------------
    $      40,147    $      24,743       $          --       $          --      $           3    $          19
          (20,305)         (64,466)                 --            (106,019)                --               --
             (923)          (2,600)                 --             (11,162)                --               --
    -------------    -------------       -------------       -------------      -------------    -------------
           18,919          (42,323)                 --            (117,181)                 3               19
    -------------    -------------       -------------       -------------      -------------    -------------
          303,290          638,932               5,047           1,082,689              1,572            1,809
         (406,294)      (1,093,641)             (4,383)         (1,222,111)            (1,357)          (1,580)
    -------------    -------------       -------------       -------------      -------------    -------------
         (103,004)        (454,709)                664            (139,422)               215              229
               --               --                  --                  --                 --               --
        1,150,595        3,682,736               3,410           7,294,458              6,659           26,286
    -------------    -------------       -------------       -------------      -------------    -------------
        1,047,591        3,228,027               4,074           7,155,036              6,874           26,515
    -------------    -------------       -------------       -------------      -------------    -------------
    $   1,066,510    $   3,185,704       $       4,074       $   7,037,855      $       6,877    $      26,534
    =============    =============       =============       =============      =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2003


                                                                      DREYFUS IP          DREYFUS VIF         FIDELITY(R)
                                                     CALVERT          TECHNOLOGY          DEVELOPING              VIP
                                                     SOCIAL            GROWTH--            LEADERS--        CONTRAFUND(R)--
                                                    BALANCED        INITIAL SHARES     INITIAL SHARES(A)     INITIAL CLASS
                                                 --------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income................................  $      58,216     $          --        $          35       $     323,503
 Mortality and expense risk charges.............        (15,240)           (9,882)                  --            (415,270)
 Administrative charges.........................         (1,293)             (718)                  --             (49,142)
                                                  -------------     -------------        -------------       -------------
     Net investment income (loss)...............         41,683           (10,600)                  35            (140,909)
                                                  -------------     -------------        -------------       -------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments..............        451,934           529,098                5,099           2,409,363
 Cost of investments sold.......................       (597,135)         (601,400)              (4,472)         (3,122,828)
                                                  -------------     -------------        -------------       -------------
     Net realized gain (loss) on investments....       (145,201)          (72,302)                 627            (713,465)
 Realized gain distribution received............             --                --                   --                  --
 Change in unrealized appreciation
   (depreciation) on investments................        612,700           882,983               31,791          20,053,173
                                                  -------------     -------------        -------------       -------------
     Net gain (loss) on investments.............        467,499           810,681               32,418          19,339,708
                                                  -------------     -------------        -------------       -------------
       Net increase (decrease) in net assets
        resulting from operations...............  $     509,182     $     800,081        $      32,453       $  19,198,799
                                                  =============     =============        =============       =============

                                                                     JANUS ASPEN                              MFS(R)
                                                   JANUS ASPEN          SERIES            MFS(R)               NEW
                                                     SERIES           WORLDWIDE          INVESTORS          DISCOVERY
                                                   BALANCED--          GROWTH--            TRUST             SERIES--
                                                  INSTITUTIONAL     INSTITUTIONAL        SERIES--            INITIAL
                                                     SHARES             SHARES         INITIAL CLASS        SHARES(D)
                                                 -------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income................................  $   1,918,500     $     886,059      $         325      $          --
 Mortality and expense risk charges.............       (446,867)         (430,142)                --                 --
 Administrative charges.........................        (39,830)          (44,533)                --                 --
                                                  -------------     -------------      -------------      -------------
     Net investment income (loss)...............      1,431,803           411,384                325                 --
                                                  -------------     -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments..............      3,639,769         3,457,221              2,099                164
 Cost of investments sold.......................     (3,806,641)       (6,636,318)            (2,525)              (159)
                                                  -------------     -------------      -------------      -------------
     Net realized gain (loss) on investments....       (166,872)       (3,179,097)              (426)                 5
 Realized gain distribution received............             --                --                 --                 --
 Change in unrealized appreciation
   (depreciation) on investments................      9,568,785        20,369,394             10,066              1,109
                                                  -------------     -------------      -------------      -------------
     Net gain (loss) on investments.............      9,401,913        17,190,297              9,640              1,114
                                                  -------------     -------------      -------------      -------------
       Net increase (decrease) in net assets
        resulting from operations...............  $  10,833,716     $  17,601,681      $       9,965      $       1,114
                                                  =============     =============      =============      =============

Not all investment divisions are available under all policies.

(a) For the period January 17, 2003 (Commencement of Operations) through December 31, 2003.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(c) For the period June 30, 2003 (Commencement of Operations) through December 31, 2003.

(d) For the period September 2, 2003 (Commencement of Operations) through December 31, 2003.

(e) For the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


                                                            FIDELITY(R)                                           JANUS ASPEN
      FIDELITY(R)                                               VIP                                                 SERIES
          VIP           FIDELITY(R)       FIDELITY(R)       INVESTMENT        FIDELITY(R)       FIDELITY(R)         MID CAP
        EQUITY-             VIP               VIP              GRADE              VIP               VIP            GROWTH--
       INCOME--          GROWTH--         INDEX 500--         BOND--           MID CAP--        OVERSEAS--       INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES
    ---------------------------------------------------------------------------------------------------------------------------
     $     474,226     $         300     $       2,112     $       2,772     $       2,052     $         126     $          --
          (156,909)               --                --                --                --                --                --
           (18,100)               --                --                --                --                --                --
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
           299,217               300             2,112             2,772             2,052               126                --
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
         1,541,944            97,126            72,185            60,041           191,361             9,104               344
        (1,917,488)         (149,909)          (99,085)          (60,306)         (209,082)           (7,809)             (355)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
          (375,544)          (52,783)          (26,900)             (265)          (17,721)            1,295               (11)
                --                --                --               975                --                --                --
         8,160,845            81,553            93,938             1,435           166,314            90,002             2,661
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
         7,785,301            28,770            67,038             2,145           148,593            91,297             2,650
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
     $   8,084,518     $      29,070     $      69,150     $       4,917     $     150,645     $      91,423     $       2,650
     =============     =============     =============     =============     =============     =============     =============

                                                                                         VAN
                                                                                       KAMPEN            VAN             VAN
       MFS(R)                          T. ROWE         T. ROWE                           UIF         KAMPEN UIF        KAMPEN
      UTILITIES       NEUBERGER         PRICE           PRICE          VAN ECK        EMERGING        EMERGING           UIF
      SERIES--         BERMAN          EQUITY         LIMITED-        WORLDWIDE        MARKETS         MARKETS        U.S. REAL
       INITIAL        AMT MID-         INCOME         TERM BOND         HARD           DEBT--         EQUITY--        ESTATE--
      CLASS(A)       CAP GROWTH       PORTFOLIO       PORTFOLIO       ASSETS(E)      CLASS I(B)        CLASS I       CLASS I(C)
    -----------------------------------------------------------------------------------------------------------------------------
    $         80    $         --    $    271,562    $      6,740    $         --    $         --    $         --    $          --
              --              --         (72,536)             --              --              --         (65,831)              --
              --              --          (4,492)             --              --              --          (7,181)              --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
              80              --         194,534           6,740              --              --         (73,012)              --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           1,464           1,605         851,819         100,289              69             129       1,136,236              344
          (1,377)         (1,894)       (924,588)        (98,293)            (63)           (124)     (1,362,001)            (318)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
              87            (289)        (72,769)          1,996               6               5        (225,765)              26
              --              --              --             526              --              --              --               --
             775           4,365       3,621,208          (2,894)            532           1,672       5,481,429              324
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
             862           4,076       3,548,439            (372)            538           1,677       5,255,664              350
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $        942    $      4,076    $  3,742,973    $      6,368    $        538    $      1,677    $  5,182,652    $         350
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2003
and December 31, 2002

                                                          MAINSTAY VP                   MAINSTAY VP
                                                            BOND--                CAPITAL APPRECIATION--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2003           2002           2003           2002
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    876,825   $    795,201   $   (786,514)  $ (1,046,371)
   Net realized gain (loss) on investments......       215,156         16,009     (1,438,891)   (17,909,594)
   Realized gain distribution received..........       609,025         18,759             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............      (801,095)       757,241     46,732,604    (51,462,147)
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       899,911      1,587,210     44,507,199    (70,418,112)
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     5,896,006      5,400,541     51,120,846     60,728,045
   Cost of insurance............................    (2,088,752)    (1,705,342)   (20,510,719)   (22,129,678)
   Policyowners' surrenders.....................    (1,530,458)      (832,790)    (9,680,674)    (9,122,762)
   Net transfers from (to) Fixed Account........       414,346       (777,493)    (3,384,419)    (5,121,057)
   Transfers between Investment Divisions.......      (260,676)     1,872,307     (3,824,291)    (6,568,982)
   Policyowners' death benefits.................       (64,348)       (37,586)      (360,461)      (271,936)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     2,366,118      3,919,637     13,360,282     17,513,630
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (981)        (1,734)       (53,098)       102,770
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     3,265,048      5,505,113     57,814,383    (52,801,712)
NET ASSETS:
   Beginning of year............................    21,563,243     16,058,130    162,194,105    214,995,817
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $24,828,291..  $ 21,563,243   $220,008,488   $162,194,105
                                                  ============   ============   ============   ============


                                                          MAINSTAY VP
                                                        CASH MANAGEMENT
                                                  ---------------------------
                                                      2003           2002
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     50,501   $    347,895
   Net realized gain (loss) on investments......          (955)         2,227
   Realized gain distribution received..........            --            356
   Change in unrealized appreciation
     (depreciation) on investments..............          (834)           (53)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................        48,712        350,425
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    14,413,998     14,399,746
   Cost of insurance............................    (3,574,234)    (3,686,302)
   Policyowners' surrenders.....................   (17,563,310)   (14,012,219)
   Net transfers from (to) Fixed Account........    11,767,263     (8,283,610)
   Transfers between Investment Divisions.......   (14,263,194)    (3,761,623)
   Policyowners' death benefits.................      (101,844)       (41,353)
                                                  ------------   ------------
     Net contributions and (withdrawals)........    (9,321,321)   (15,385,361)
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (282)          (788)
                                                  ------------   ------------
       Increase (decrease) in net assets........    (9,272,891)   (15,035,724)
NET ASSETS:
   Beginning of year............................    43,865,743     58,901,467
                                                  ------------   ------------
   End of year..................................  $ 34,592,852   $ 43,865,743
                                                  ============   ============

                                                          MAINSTAY VP
                                                          HIGH YIELD                    MAINSTAY VP
                                                       CORPORATE BOND--              INDEXED EQUITY--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2003           2002           2003           2002
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $  4,291,549   $  4,125,970   $  1,322,578   $  1,049,559
   Net realized gain (loss) on investments......      (957,717)    (1,614,806)    (1,023,500)    (5,592,175)
   Realized gain distribution received..........            --             --             --        449,921
   Change in unrealized appreciation
     (depreciation) on investments..............    12,948,268     (2,047,603)    40,421,525    (33,398,038)
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................    16,282,100        463,561     40,720,603    (37,490,733)
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    11,052,809      9,784,242     45,120,156     49,809,832
   Cost of insurance............................    (4,827,998)    (4,056,216)   (16,039,774)   (16,371,136)
   Policyowners' surrenders.....................    (2,038,068)    (1,731,811)    (7,577,716)    (6,626,214)
   Net transfers from (to) Fixed Account........       315,804      1,354,861     (1,173,887)     1,384,493
   Transfers between Investment Divisions.......     7,276,018        989,343       (568,212)    (4,499,690)
   Policyowners' death benefits.................      (170,065)       (83,568)      (263,220)      (163,894)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........    11,608,500      6,256,851     19,497,347     23,533,391
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...       (22,117)         1,609        (46,828)        64,675
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........    27,868,483      6,722,021     60,171,122    (13,892,667)
NET ASSETS:
   Beginning of year............................    42,064,170     35,342,149    137,197,037    151,089,704
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $ 69,932,653   $ 42,064,170   $197,368,159   $137,197,037
                                                  ============   ============   ============   ============


                                                          MAINSTAY VP
                                                    INTERNATIONAL EQUITY--
                                                         INITIAL CLASS
                                                  ---------------------------
                                                      2003           2002
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    138,305   $     60,953
   Net realized gain (loss) on investments......     1,093,034        (66,155)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............     1,479,703       (245,060)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     2,711,042       (250,262)
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     2,159,627      1,797,352
   Cost of insurance............................      (809,522)      (714,413)
   Policyowners' surrenders.....................      (300,239)      (274,188)
   Net transfers from (to) Fixed Account........       (96,535)       (11,429)
   Transfers between Investment Divisions.......     1,157,871        617,580
   Policyowners' death benefits.................        (1,880)        (4,772)
                                                  ------------   ------------
     Net contributions and (withdrawals)........     2,109,322      1,410,130
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (3,284)         1,326
                                                  ------------   ------------
       Increase (decrease) in net assets........     4,817,080      1,161,194
NET ASSETS:
   Beginning of year............................     7,623,311      6,462,117
                                                  ------------   ------------
   End of year..................................  $ 12,440,391   $  7,623,311
                                                  ============   ============

Not all investment divisions are available under all policies.

(a) For the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(c) For the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(d) For the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(e) For the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(f) For the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(g) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(h) For the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(i) For the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(j) For the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
           CONVERTIBLE--                EQUITY INCOME--                GOVERNMENT--                 GROWTH EQUITY--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002           2003           2002
    ---------------------------------------------------------------------------------------------------------------------
    $    425,993   $    405,605   $     72,432   $     46,118   $    805,850   $    461,191   $    356,106   $    237,831
        (244,504)      (304,022)       (93,138)      (137,372)       394,766        190,929     (2,392,201)    (2,243,699)
              --             --             --             --             --             --             --             --
       4,079,420     (1,508,947)     3,518,887     (1,488,949)      (958,137)       537,329     19,497,925    (18,118,866)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,260,909     (1,407,364)     3,498,181     (1,580,203)       242,479      1,189,449     17,461,830    (20,124,734)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,772,912      5,869,218      3,050,936      2,250,866      4,386,418      3,009,815     19,207,452     21,948,064
      (1,900,550)    (1,715,257)      (824,038)      (536,276)    (1,618,625)    (1,059,878)    (7,155,219)    (7,657,600)
        (756,385)      (621,857)      (170,889)       (87,078)    (1,361,350)      (563,351)    (3,673,583)    (2,843,775)
         311,562        704,555        333,257        941,302       (370,273)       554,983     (1,148,334)    (1,759,681)
       1,066,155        393,604      1,309,028      2,426,955     (1,214,687)     6,200,735     (1,746,427)    (1,384,677)
         (43,168)       (18,488)       (25,387)        (4,597)        (9,846)       (26,179)      (117,464)       (65,545)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,450,526      4,611,775      3,672,907      4,991,172       (188,363)     8,116,125      5,366,425      8,236,786
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (4,131)         2,340         (3,096)         2,806           (136)        (1,541)       (20,378)        32,278
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       8,707,304      3,206,751      7,167,992      3,413,775         53,980      9,304,033     22,807,877    (11,855,670)
      17,374,943     14,168,192      9,996,114      6,582,339     19,765,411     10,461,378     64,817,293     76,672,963
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 26,082,247   $ 17,374,943   $ 17,164,106   $  9,996,114   $ 19,819,391   $ 19,765,411   $ 87,625,170   $ 64,817,293
    ============   ============   ============   ============   ============   ============   ============   ============

            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
          MID CAP CORE--               MID CAP GROWTH--             SMALL CAP GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002
    ---------------------------------------------------------------------------------------
    $    (10,505)  $    (19,832)  $    (45,050)  $    (34,947)  $    (52,344)  $    (38,567)
         (16,816)       (46,934)       (57,947)       (30,665)       (23,801)      (242,806)
              --             --             --             --             --             --
       2,166,680       (735,856)     2,929,943     (1,767,219)     3,263,793     (1,577,624)
    ------------   ------------   ------------   ------------   ------------   ------------
       2,139,359       (802,622)     2,826,946     (1,832,831)     3,187,648     (1,858,997)
    ------------   ------------   ------------   ------------   ------------   ------------
         958,937        633,511      1,769,994        979,585      2,272,386      1,264,778
        (233,331)      (134,631)      (416,775)      (223,284)      (534,137)      (315,037)
         (84,574)       (31,303)      (146,950)       (17,619)      (128,351)       (50,822)
         186,389        121,187        463,350        553,613        324,122        447,912
       1,027,433        570,710      2,770,032        482,397      2,393,409      1,149,352
          (1,177)          (107)          (383)            --         (1,303)          (933)
    ------------   ------------   ------------   ------------   ------------   ------------
       1,853,677      1,159,367      4,439,268      1,774,692      4,326,126      2,495,250
    ------------   ------------   ------------   ------------   ------------   ------------
          (2,359)         1,661         (2,816)         2,670         (3,148)         2,714
    ------------   ------------   ------------   ------------   ------------   ------------
       3,990,677        358,406      7,263,398        (55,469)     7,510,626        638,967
       5,350,566      4,992,160      5,018,604      5,074,073      6,128,425      5,489,458
    ------------   ------------   ------------   ------------   ------------   ------------
    $  9,341,243   $  5,350,566   $ 12,282,002   $  5,018,604   $ 13,639,051   $  6,128,425
    ============   ============   ============   ============   ============   ============

             MAINSTAY VP
           TOTAL RETURN--
            INITIAL CLASS
     ---------------------------
         2003           2002
     ---------------------------
     $    637,734   $    906,078
          (19,376)       (76,900)
               --             --
        8,056,658     (9,820,159)
     ------------   ------------
        8,675,016     (8,990,981)
     ------------   ------------
       10,765,921     12,180,978
       (4,987,012)    (5,199,225)
       (2,616,802)    (2,122,899)
       (1,113,710)      (332,959)
         (327,837)      (708,515)
         (142,032)      (155,717)
     ------------   ------------
        1,578,528      3,661,663
     ------------   ------------
          (10,468)        13,705
     ------------   ------------
       10,243,076     (5,315,613)
       44,891,549     50,207,162
     ------------   ------------
     $ 55,134,625   $ 44,891,549
     ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002

                                                                                        MAINSTAY VP
                                                          MAINSTAY VP                AMERICAN CENTURY
                                                            VALUE--                  INCOME & GROWTH--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2003           2002           2003           2002
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    482,497   $    378,435   $     46,987   $     19,134
   Net realized gain (loss) on investments......      (631,028)      (548,221)       (41,137)      (104,460)
   Realized gain distribution received..........            --         67,665             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............    11,991,950    (10,625,185)     1,015,362       (500,515)
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................    11,843,419    (10,727,306)     1,021,212       (585,841)
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    11,782,422     13,086,031      1,203,051      1,168,604
   Cost of insurance............................    (4,617,303)    (4,803,853)      (341,063)      (311,190)
   Policyowners' surrenders.....................    (2,224,492)    (1,700,065)       (93,482)       (81,243)
   Net transfers from (to) Fixed Account........      (473,287)       657,910         23,804        109,651
   Transfers between Investment Divisions.......        98,702        923,047        621,087        133,973
   Policyowners' death benefits.................      (114,444)       (50,724)        (1,615)        (6,611)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     4,451,598      8,112,346      1,411,782      1,013,184
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...       (12,481)        19,456           (869)           890
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........    16,282,536     (2,595,504)     2,432,125        428,233
NET ASSETS:
   Beginning of year............................    41,362,363     43,957,867      2,796,082      2,367,849
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $ 57,644,899   $ 41,362,363   $  5,228,207   $  2,796,082
                                                  ============   ============   ============   ============

                                                          MAINSTAY VP
                                                         DREYFUS LARGE
                                                        COMPANY VALUE--
                                                         INITIAL CLASS
                                                  ---------------------------
                                                      2003           2002
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     18,919   $      5,275
   Net realized gain (loss) on investments......      (103,004)       (72,036)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............     1,150,595       (751,026)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     1,066,510       (817,787)
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     1,617,804      1,568,100
   Cost of insurance............................      (389,359)      (382,256)
   Policyowners' surrenders.....................      (182,944)       (68,276)
   Net transfers from (to) Fixed Account........        73,766        131,181
   Transfers between Investment Divisions.......       386,861         49,350
   Policyowners' death benefits.................          (880)          (198)
                                                  ------------   ------------
     Net contributions and (withdrawals)........     1,505,248      1,297,901
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (969)         1,056
                                                  ------------   ------------
       Increase (decrease) in net assets........     2,570,789        481,170
NET ASSETS:
   Beginning of year............................     3,172,901      2,691,731
                                                  ------------   ------------
   End of year..................................  $  5,743,690   $  3,172,901
                                                  ============   ============

                                                                                                                DREYFUS VIF
                                                                                        DREYFUS IP               DEVELOPING
                                                            CALVERT                 TECHNOLOGY GROWTH--          LEADERS--
                                                        SOCIAL BALANCED               INITIAL SHARES           INITIAL SHARES
                                                  ---------------------------   ---------------------------   ----------------
                                                      2003           2002           2003           2002           2003(F)
                                                  ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     41,683   $     62,391   $    (10,600)  $     (4,219)    $         35
   Net realized gain (loss) on investments......      (145,201)       (83,753)       (72,302)       (92,583)             627
   Realized gain distribution received..........            --             --             --             --               --
   Change in unrealized appreciation
     (depreciation) on investments..............       612,700       (311,974)       882,983       (309,387)          31,791
                                                  ------------   ------------   ------------   ------------     ------------
     Net increase (decrease) in net assets
       resulting from operations................       509,182       (333,336)       800,081       (406,189)          32,453
                                                  ------------   ------------   ------------   ------------     ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........       730,758        894,339        956,845        542,687            2,605
   Cost of insurance............................      (262,139)      (262,446)      (252,509)      (127,852)          (4,726)
   Policyowners' surrenders.....................      (293,120)      (146,316)       (67,703)        (8,135)              --
   Net transfers from (to) Fixed Account........       (28,271)        81,549        248,807        242,751            2,610
   Transfers between Investment Divisions.......         2,724        193,955      1,562,711        243,543          102,331
   Policyowners' death benefits.................          (111)          (805)        (2,942)           (30)              --
                                                  ------------   ------------   ------------   ------------     ------------
     Net contributions and (withdrawals)........       149,841        760,276      2,445,209        892,964          102,820
                                                  ------------   ------------   ------------   ------------     ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (508)           493           (606)           445               --
                                                  ------------   ------------   ------------   ------------     ------------
       Increase (decrease) in net assets........       658,515        427,433      3,244,684        487,220          135,273
NET ASSETS:
   Beginning of year............................     2,615,622      2,188,189        962,195        474,975               --
                                                  ------------   ------------   ------------   ------------     ------------
   End of year..................................  $  3,274,137   $  2,615,622   $  4,206,879   $    962,195     $    135,273
                                                  ============   ============   ============   ============     ============

Not all investment divisions are available under all policies.

(a) For the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(c) For the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(d) For the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(e) For the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(f) For the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(g) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(h) For the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(i) For the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(j) For the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

            MainStay VP
            Eagle Asset                 Alger American                Alger American
         Management Growth            Leveraged All Cap--         Small Capitalization--
       Equity--Initial Class            Class O Shares                Class O Shares
    ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003         2002(b)          2003           2002
    ---------------------------------------------------------------------------------------
    $    (42,323)  $    (48,605)  $         --   $         --   $   (117,181)  $   (113,025)
        (454,709)      (830,713)           664            (31)      (139,422)    (1,963,361)
              --             --             --             --             --             --
       3,682,736     (2,660,979)         3,410           (638)     7,294,458     (3,919,484)
    ------------   ------------   ------------   ------------   ------------   ------------
       3,185,704     (3,540,297)         4,074           (669)     7,037,855     (5,995,870)
    ------------   ------------   ------------   ------------   ------------   ------------
       4,826,840      5,410,260          1,527             --      5,635,083      6,704,078
      (1,285,538)    (1,373,670)        (1,700)          (540)    (1,839,721)    (1,823,403)
        (495,251)      (530,244)            --             --       (816,525)      (657,407)
         (18,860)       281,501             88           (150)      (175,549)       (96,205)
        (164,618)       (27,818)        28,286          7,557        950,174        598,816
          (7,062)       (24,385)            --             --        (23,130)        (9,795)
    ------------   ------------   ------------   ------------   ------------   ------------
       2,855,511      3,735,644         28,201          6,867      3,730,332      4,716,084
    ------------   ------------   ------------   ------------   ------------   ------------
          (2,808)         4,650             --             --         (7,799)         9,547
    ------------   ------------   ------------   ------------   ------------   ------------
       6,038,407        199,997         32,275          6,198     10,760,388     (1,270,239)
      10,296,501     10,096,504          6,198             --     15,026,672     16,296,911
    ------------   ------------   ------------   ------------   ------------   ------------
    $ 16,334,908   $ 10,296,501   $     38,473   $      6,198   $ 25,787,060   $ 15,026,672
    ============   ============   ============   ============   ============   ============

              American                      American
             Century VP                    Century VP
           International--                   Value--
              Class II                      Class II
     ---------------------------   ---------------------------
         2003         2002(d)          2003         2002(c)
     ---------------------------------------------------------
     $          3   $         --   $         19   $         --
              215             --            229              9
               --             --             --             --
            6,659             (5)        26,286            (16)
     ------------   ------------   ------------   ------------
            6,877             (5)        26,534             (7)
     ------------   ------------   ------------   ------------
               --             --          4,079             --
           (1,771)            (5)        (2,881)           (18)
               --             --             --             --
            1,200            134          5,634            492
          201,344             --        154,714             --
               --             --             --             --
     ------------   ------------   ------------   ------------
          200,773            129        161,546            474
     ------------   ------------   ------------   ------------
               --             --             --             --
     ------------   ------------   ------------   ------------
          207,650            124        188,080            467
              124             --            467             --
     ------------   ------------   ------------   ------------
     $    207,774   $        124   $    188,547   $        467
     ============   ============   ============   ============

          FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP
          CONTRAFUND(R)--               EQUITY-INCOME--                  GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002
    ---------------------------------------------------------------------------------------
    $   (140,909)  $     81,983   $    299,217   $    229,117   $        300   $        312
        (713,465)      (702,805)      (375,544)      (374,692)       (52,783)        (1,443)
              --             --             --        522,044             --             --
      20,053,173     (6,121,586)     8,160,845     (5,121,633)        81,553        (43,556)
    ------------   ------------   ------------   ------------   ------------   ------------
      19,198,799     (6,742,408)     8,084,518     (4,745,164)        29,070        (44,687)
    ------------   ------------   ------------   ------------   ------------   ------------
      19,750,276     20,803,195      7,661,192      7,880,989             48             --
      (7,013,663)    (7,068,273)    (2,655,408)    (2,618,542)        (2,594)        (4,641)
      (3,394,907)    (2,642,680)    (1,398,279)    (1,083,320)            --             --
        (816,288)      (186,803)      (126,049)       586,579            250             --
       1,236,699        121,398      1,584,600        439,784        129,852             79
         (76,104)       (38,722)       (73,832)       (23,119)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------
       9,686,013     10,988,115      4,992,224      5,182,371        127,556         (4,562)
    ------------   ------------   ------------   ------------   ------------   ------------
         (22,441)        12,598         (8,746)         8,998             --             --
    ------------   ------------   ------------   ------------   ------------   ------------
      28,862,371      4,258,305     13,067,996        446,205        156,626        (49,249)
      64,036,444     59,778,139     24,088,292     23,642,087        100,882        150,131
    ------------   ------------   ------------   ------------   ------------   ------------
    $ 92,898,815   $ 64,036,444   $ 37,156,288   $ 24,088,292   $    257,508   $    100,882
    ============   ============   ============   ============   ============   ============

           FIDELITY(R) VIP               FIDELITY(R) VIP
             INDEX 500--                INVESTMENT GRADE
            INITIAL CLASS              BOND--INITIAL CLASS
     ---------------------------   ---------------------------
         2003           2002           2003         2002(e)
     ---------------------------------------------------------
     $      2,112   $      1,178   $      2,772   $         --
          (26,900)        (1,238)          (265)           129
               --             --            975             --
           93,938        (23,160)         1,435            863
     ------------   ------------   ------------   ------------
           69,150        (23,220)         4,917            992
     ------------   ------------   ------------   ------------
          117,717          5,068         13,628             --
          (13,077)        (4,769)        (5,059)          (177)
               --             --             --             --
          120,743             15           (365)          (129)
          231,846          7,478         24,600         50,708
               --             --             --             --
     ------------   ------------   ------------   ------------
          457,229          7,792         32,804         50,402
     ------------   ------------   ------------   ------------
               --             --             --             --
     ------------   ------------   ------------   ------------
          526,379        (15,428)        37,721         51,394
           86,964        102,392         51,394             --
     ------------   ------------   ------------   ------------
     $    613,343   $     86,964   $     89,115   $     51,394
     ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002

                                                        FIDELITY(R) VIP               FIDELITY(R) VIP
                                                           MID CAP--                    OVERSEAS--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2003           2002           2003         2002(A)
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $      2,052   $      3,267   $        126   $         --
   Net realized gain (loss) on investments......       (17,721)        (2,354)         1,295            (18)
   Realized gain distribution received..........            --             --             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............       166,314        (43,618)        90,002           (219)
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       150,645        (42,705)        91,423           (237)
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........        54,864          5,645         43,105             --
   Cost of insurance............................       (48,586)       (19,521)        (9,834)          (130)
   Policyowners' surrenders.....................            --             --             --             --
   Net transfers from (to) Fixed Account........        45,981            424            181             --
   Transfers between Investment Divisions.......        36,567        104,713        383,075          1,178
   Policyowners' death benefits.................            --             --             --             --
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........        88,826         91,261        416,527          1,048
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --             --             --
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........       239,471         48,556        507,950            811
NET ASSETS:
   Beginning of year............................       392,516        343,960            811             --
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $    631,987   $    392,516   $    508,761   $        811
                                                  ============   ============   ============   ============


                                                      JANUS ASPEN SERIES
                                                       MID CAP GROWTH--
                                                     INSTITUTIONAL SHARES
                                                  ---------------------------
                                                      2003           2002
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $         --   $         --
   Net realized gain (loss) on investments......           (11)           (62)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............         2,661           (112)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................         2,650           (174)
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........            --          1,553
   Cost of insurance............................          (344)          (164)
   Policyowners' surrenders.....................            --             --
   Net transfers from (to) Fixed Account........           149              8
   Transfers between Investment Divisions.......        22,423             --
   Policyowners' death benefits.................            --             --
                                                  ------------   ------------
     Net contributions and (withdrawals)........        22,228          1,397
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --
                                                  ------------   ------------
       Increase (decrease) in net assets........        24,878          1,223
NET ASSETS:
   Beginning of year............................         2,365          1,142
                                                  ------------   ------------
   End of year..................................  $     27,243   $      2,365
                                                  ============   ============

                                                         T. Rowe Price                 T. Rowe Price            Van Eck
                                                         Equity Income               Limited-Term Bond         Worldwide
                                                           Portfolio                     Portfolio            Hard Assets
                                                  ---------------------------   ---------------------------   ------------
                                                      2003           2002           2003         2002(e)        2003(j)
                                                  ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    194,534   $    113,857   $      6,740   $        311   $         --
   Net realized gain (loss) on investments......       (72,769)       (67,128)         1,996             89              6
   Realized gain distribution received..........            --          8,127            526             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............     3,621,208     (1,492,287)        (2,894)           505            532
                                                  ------------   ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     3,742,973     (1,437,431)         6,368            905            538
                                                  ------------   ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     5,683,966      4,518,057         23,541             --             --
   Cost of insurance............................    (1,427,788)    (1,126,436)        (9,019)          (298)           (69)
   Policyowners' surrenders.....................      (554,668)      (260,509)            --             --             --
   Net transfers from (to) Fixed Account........       409,217      1,115,172           (365)          (122)            --
   Transfers between Investment Divisions.......     2,137,466      2,100,007        162,944         85,267          3,929
   Policyowners' death benefits.................       (23,560)        (4,730)            --             --             --
                                                  ------------   ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     6,224,633      6,341,561        177,101         84,847          3,860
                                                  ------------   ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (3,330)         2,501             --             --             --
                                                  ------------   ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     9,964,276      4,906,631        183,469         85,752          4,398
NET ASSETS:
   Beginning of year............................    11,020,008      6,113,377         85,752             --             --
                                                  ------------   ------------   ------------   ------------   ------------
   End of year..................................  $ 20,984,284   $ 11,020,008   $    269,221   $     85,752   $      4,398
                                                  ============   ============   ============   ============   ============

Not all investment divisions are available under all policies.

(a) For the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(c) For the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(d) For the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(e) For the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(f) For the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(g) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(h) For the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(i) For the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(j) For the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                MFS(R) NEW        MFS(R)
        Janus Aspen Series            Janus Aspen Series             MFS(R) INVESTORS           DISCOVERY        UTILITIES
            Balanced--                Worldwide Growth--              TRUST SERIES--             SERIES--        SERIES--
       Institutional Shares          Institutional Shares              INITIAL CLASS          INITIAL CLASS    INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   --------------   -------------
        2003           2002           2003           2002           2003           2002          2003(i)          2003(f)
    ------------------------------------------------------------------------------------------------------------------------
    $  1,431,803   $  1,395,591   $    411,384   $    249,977   $        325   $        288    $         --    $         80
        (166,872)      (100,131)    (3,179,097)    (1,829,952)          (426)          (308)              5              87
              --             --             --             --             --             --              --              --
       9,568,785     (6,432,043)    20,369,394    (20,771,292)        10,066        (12,582)          1,109             775
    ------------   ------------   ------------   ------------   ------------   ------------    ------------    ------------
      10,833,716     (5,136,583)    17,601,681    (22,351,267)         9,965        (12,602)          1,114             942
    ------------   ------------   ------------   ------------   ------------   ------------    ------------    ------------
      23,004,147     25,506,150     24,508,031     29,009,024             --             --              --           2,477
      (7,768,782)    (7,820,315)    (7,741,063)    (8,590,662)        (2,099)        (1,658)           (164)           (994)
      (3,678,487)    (2,877,257)    (3,703,583)    (3,174,246)            --             --              --              --
        (416,925)     1,584,432     (1,221,648)      (703,861)            --             10              --           2,604
      (1,341,897)       418,266     (4,262,139)    (2,868,183)            --             --          20,851            (470)
        (103,194)       (98,683)       (95,331)       (37,453)            --             --              --              --
    ------------   ------------   ------------   ------------   ------------   ------------    ------------    ------------
       9,694,862     16,712,593      7,484,267     13,634,619         (2,099)        (1,648)         20,687           3,617
    ------------   ------------   ------------   ------------   ------------   ------------    ------------    ------------
         (11,286)         9,287        (19,791)        35,656             --             --              --              --
    ------------   ------------   ------------   ------------   ------------   ------------    ------------    ------------
      20,517,292     11,585,297     25,066,157     (8,680,992)         7,866        (14,250)         21,801           4,559
      74,300,275     62,714,978     69,373,177     78,054,169         46,388         60,638              --              --
    ------------   ------------   ------------   ------------   ------------   ------------    ------------    ------------
    $ 94,817,567   $ 74,300,275   $ 94,439,334   $ 69,373,177   $     54,254   $     46,388    $     21,801    $      4,559
    ============   ============   ============   ============   ============   ============    ============    ============


          NEUBERGER BERMAN
             AMT MID-CAP
               GROWTH
     ---------------------------
         2003           2002
     ---------------------------
     $         --   $         --
             (289)        (1,548)
               --             --
            4,365         (1,701)
     ------------   ------------
            4,076         (3,249)
     ------------   ------------
               --         19,180
           (1,755)        (1,066)
               --             --
              131         45,795
           27,178        (55,508)
               --             --
     ------------   ------------
           25,554          8,401
     ------------   ------------
               --             --
     ------------   ------------
           29,630          5,152
            9,591          4,439
     ------------   ------------
     $     39,221   $      9,591
     ============   ============

      Van Kampen               Van Kampen              Van Kampen
     UIF Emerging             UIF Emerging              UIF U.S.
    Markets Debt--          Markets Equity--          Real Estate--
       Class I                  Class I                  Class I
    --------------   ------------------------------   -------------
       2003(g)           2003              2002          2003(h)
    ---------------------------------------------------------------
     $         --    $    (73,012)     $    (62,306)  $         --
                5        (225,765)       (1,680,372)            26
               --              --                --             --
            1,672       5,481,429           751,411            324
     ------------    ------------      ------------   ------------
            1,677       5,182,652          (991,267)           350
     ------------    ------------      ------------   ------------
               --       3,132,878         3,501,462          3,472
             (129)     (1,084,588)       (1,138,898)          (344)
               --        (497,548)         (462,808)            --
               --        (106,879)         (115,199)            --
           18,551         844,883          (307,104)           102
               --         (35,175)           (6,791)            --
     ------------    ------------      ------------   ------------
           18,422       2,253,571         1,470,662          3,230
     ------------    ------------      ------------   ------------
               --          (5,958)            1,719             --
     ------------    ------------      ------------   ------------
           20,099       7,430,265           481,114          3,580
               --       9,427,979         8,946,865             --
     ------------    ------------      ------------   ------------
     $     20,099    $ 16,858,244      $  9,427,979   $      3,580
     ============    ============      ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC VUL Separate Account-I ("VUL Separate Account-I") was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. VUL Separate Account-I funds Group 1 policies (Variable Universal Life ("VUL") and Survivorship Variable Universal Life ("SVUL") - Series 1), Group 2 policies (Variable Universal Life 2000 ("VUL 2000") - Series 1 and Single Premium Variable Universal Life ("SPVUL") - Series 1), Group 3 policies (Pinnacle Variable Universal Life ("Pinnacle VUL") and Pinnacle Survivorship Variable Universal Life ("Pinnacle SVUL")) and Group 4 policies (Variable Universal Life 2000 ("VUL 2000") - Series 2, Single Premium Variable Universal Life
("SPVUL") - Series 2 and 3, Survivorship Variable Universal Life
("SVUL") - Series 2 and Variable Universal Life Provider ("VUL Provider"). All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2 and Pinnacle SVUL policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of VUL Separate Account-1 are invested in the shares of the MainStay VP Series Fund Inc., the Alger American Fund, the American Century(R) Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

VUL Separate Account-1 offers forty-six variable Investment Divisions, with their respective fund portfolios, in which Policyowners can invest premium payments. Twenty-seven of these Investment Divisions are available to Group 1, Group 2 and Group 4 policies; forty-two of these Investment Divisions are available for Group 3 policies.

The following Investment Divisions are available for all Group 1, Group 2 and Group 4 policies: MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Equity Income, MainStay VP Government, MainStay VP Growth Equity, MainStay VP High Yield Corporate Bond, MainStay VP Indexed Equity, MainStay VP International Equity, MainStay VP Mid Cap Core, MainStay VP Mid Cap Growth, MainStay VP Small Cap Growth, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Small Capitalization -- Class O Shares, Calvert Social Balanced, Dreyfus IP Technology Growth - Initial Shares, Fidelity(R) VIP Contrafund(R) - Initial Class, Fidelity(R) VIP Equity-Income - Initial Class, Janus Aspen Series Balanced - Institutional Shares, Janus Aspen Series Worldwide Growth - Institutional Shares, T. Rowe Price Equity Income Portfolio, and Van Kampen UIF Emerging Markets Equity - Class I.

The following Investment Divisions are available for Group 3 policies: MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP Growth Equity, MainStay VP High Yield Corporate Bond, MainStay VP Indexed Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income and Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Leveraged All Cap - Class O Shares, Alger American Small Capitalization - Class O Shares, American Century VP Inflation
Protection - Class II, American Century VP International - Class II, American Century VP Value - Class II, Dreyfus IP Technology Growth - Initial Shares, Dreyfus VIF Developing Leaders - Initial Shares (formerly known as Dreyfus VIF Small Cap), Fidelity(R) VIP Contrafund(R) - Initial Class, Fidelity(R) VIP Equity-Income - Initial Class, Fidelity(R) VIP Growth - Initial Class, Fidelity(R) VIP Index 500 - Initial Class, Fidelity(R) VIP Investment Grade
Bond - Initial Class, Fidelity(R) VIP Mid Cap - Initial Class, Fidelity(R) VIP Overseas - Initial Class, Janus Aspen Series Mid Cap Growth - Institutional Shares (formerly known as Janus Aspen Series Aggressive Growth), Janus Aspen Series Balanced - Institutional Shares, Janus Aspen Series Worldwide
Growth - Institutional Shares, MFS(R) Investors Trust Series - Initial Class, MFS(R) New Discovery Series - Initial Class, MFS(R) Research Series - Initial Class, MFS(R) Utilities Series - Initial Class, Neuberger Berman AMT Mid-

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

Cap Growth, T. Rowe Price Equity Income Portfolio, T. Rowe Price Limited-Term Bond Portfolio, Van Eck Worldwide Hard Assets, Van Eck Worldwide Absolute Return, Van Kampen UIF Emerging Markets Debt - Class I, Van Kampen UIF Emerging Markets Equity - Class I, and Van Kampen UIF U.S. Real Estate - Class I.

All investments into the MainStay VP Series funds by VUL Separate Account-1 will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

At the close of the financial reporting period, there have been no investments in the following Investment Divisions: American Century VP Inflation Protection - Class II, MFS(R) Research Series, and Van Eck Worldwide Absolute Return.

For SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the Free Look Period are allocated to the General Account of NYLIAC. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the Policyowner's instructions. Pinnacle VUL and SVUL policies issued on and after October 14, 2002 can have premium payments made in the first 12 policy months allocated to an Enhanced DCA Fixed Account.

In addition, for all SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL, Pinnacle SVUL and VUL policies, the Policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.

Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts: An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2003, the investments of VUL Separate Account-I are as follows:


                                                      MAINSTAY VP                                        MAINSTAY VP
                                     MAINSTAY VP        CAPITAL        MAINSTAY VP      MAINSTAY VP         EQUITY
                                        BOND--       APPRECIATION--        CASH        CONVERTIBLE--       INCOME--
                                    INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS
                                    --------------------------------------------------------------------------------
Number of shares..................         1,854           10,648           34,642            2,414            1,614
Identified cost...................    $   25,024       $  235,116       $   34,643       $   25,130       $   15,170

                                                                                                         MAINSTAY VP
                                                                                                           AMERICAN
                                     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                         CENTURY
                                       MID CAP         SMALL CAP          TOTAL         MAINSTAY VP        INCOME &
                                       GROWTH--         GROWTH--         RETURN--         VALUE--          GROWTH--
                                    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                    --------------------------------------------------------------------------------
Number of shares..................         1,299            1,372            3,466            3,860              506
Identified cost...................    $   11,529       $   12,182       $   60,081       $   57,312       $    4,909

  Investment activity for the year ended December 31, 2003, was as follows:


                                                      MAINSTAY VP                                        MAINSTAY VP
                                     MAINSTAY VP        CAPITAL        MAINSTAY VP      MAINSTAY VP         EQUITY
                                        BOND--       APPRECIATION--        CASH        CONVERTIBLE--       INCOME--
                                    INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS
                                    --------------------------------------------------------------------------------
Purchases.........................    $    7,305       $   17,624       $   49,317       $    5,813       $    4,837
Proceeds from sales...............         3,450            5,019           58,603              931            1,086

                                                                                                         MAINSTAY VP
                                                                                                           AMERICAN
                                     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                         CENTURY
                                       MID CAP         SMALL CAP          TOTAL         MAINSTAY VP        INCOME &
                                       GROWTH--         GROWTH--         RETURN--         VALUE--          GROWTH--
                                    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                    --------------------------------------------------------------------------------
Purchases.........................    $    4,864       $    5,139       $    5,369       $    7,531       $    1,607
Proceeds from sales...............           464              859            3,149            2,587              147

  Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                        MAINSTAY VP
                      MAINSTAY VP        HIGH YIELD        MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         GROWTH          CORPORATE           INDEXED        INTERNATIONAL       MID CAP
     GOVERNMENT--       EQUITY--           BOND--            EQUITY--          EQUITY--          CORE--
    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS    INITIAL CLASS
    -------------------------------------------------------------------------------------------------------
           1,850            4,681             7,446              8,824             1,027              849
      $   20,275       $  108,136        $   69,033         $  192,036        $   11,066       $    8,217

                      MAINSTAY VP
     MAINSTAY VP      EAGLE ASSET          ALGER              ALGER
    DREYFUS LARGE      MANAGEMENT         AMERICAN           AMERICAN          AMERICAN          AMERICAN
       COMPANY           GROWTH          LEVERAGED            SMALL           CENTURY VP        CENTURY VP
       VALUE--          EQUITY--         ALL CAP--       CAPITALIZATION--   INTERNATIONAL--      VALUE--
    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES     CLASS O SHARES       CLASS II          CLASS II
    --------------------------------------------------------------------------------------------------------
             565            1,437                 1              1,486                32                24
      $    5,410       $   16,922        $       36         $   22,076        $      201        $      162

                                        MAINSTAY VP
                      MAINSTAY VP        HIGH YIELD        MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         GROWTH          CORPORATE           INDEXED        INTERNATIONAL       MID CAP
     GOVERNMENT--       EQUITY--           BOND--            EQUITY--          EQUITY--          CORE--
    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS    INITIAL CLASS
    -------------------------------------------------------------------------------------------------------
      $    6,307       $    9,005        $   20,637         $   27,835        $   23,231       $    2,026
           5,690            3,269             4,721              6,983            20,980              180

                      MAINSTAY VP
     MAINSTAY VP      EAGLE ASSET          ALGER              ALGER
    DREYFUS LARGE      MANAGEMENT         AMERICAN           AMERICAN          AMERICAN          AMERICAN
       COMPANY           GROWTH          LEVERAGED            SMALL           CENTURY VP        CENTURY VP
       VALUE--          EQUITY--         ALL CAP--       CAPITALIZATION--   INTERNATIONAL--      VALUE--
    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES     CLASS O SHARES       CLASS II          CLASS II
    --------------------------------------------------------------------------------------------------------
      $    1,829       $    3,456        $       33         $    4,704        $      202        $      163
             303              639                 5              1,083                 2                 2

--------------------------------------------------------------------------------


                                                                                                                  FIDELITY(R)
                                                          DREYFUS IP        DREYFUS VIF        FIDELITY(R)            VIP
                                        CALVERT           TECHNOLOGY         DEVELOPING            VIP              EQUITY-
                                         SOCIAL            GROWTH--          LEADERS--       CONTRAFUND(R)--        INCOME--
                                        BALANCED        INITIAL SHARES     INITIAL SHARES     INITIAL CLASS      INITIAL CLASS
                                    --------------------------------------------------------------------------------------------
Number of shares..................          1,865                485                  4              4,023              1,605
Identified cost...................     $    3,316         $    3,613         $      103         $   89,931         $   35,599

                                      JANUS ASPEN
                                         SERIES             MFS(R)             MFS(R)
                                       WORLDWIDE          INVESTORS             NEW               MFS(R)           NEUBERGER
                                        GROWTH--            TRUST            DISCOVERY          UTILITIES          BERMAN AMT
                                     INSTITUTIONAL         SERIES--           SERIES--           SERIES--           MID-CAP
                                         SHARES         INITIAL CLASS      INITIAL CLASS      INITIAL CLASS          GROWTH
                                    --------------------------------------------------------------------------------------------
Number of shares..................          3,663                  3                  2                 --                  3
Identified cost...................     $  128,102         $       57         $       21         $        4         $       36

  Investment activity for the year ended December 31, 2003, was as follows:

                                                                                                                  FIDELITY(R)
                                                          DREYFUS IP        DREYFUS VIF        FIDELITY(R)            VIP
                                        CALVERT           TECHNOLOGY         DEVELOPING            VIP              EQUITY-
                                         SOCIAL            GROWTH--          LEADERS--       CONTRAFUND(R)--        INCOME--
                                        BALANCED        INITIAL SHARES     INITIAL SHARES     INITIAL CLASS      INITIAL CLASS
                                    --------------------------------------------------------------------------------------------
Purchases.........................     $      644         $    2,967         $      108         $   11,974         $    6,841
Proceeds from sales...............            452                529                  5              2,409              1,542

                                      JANUS ASPEN
                                         SERIES             MFS(R)             MFS(R)
                                       WORLDWIDE          INVESTORS             NEW               MFS(R)           NEUBERGER
                                        GROWTH--            TRUST            DISCOVERY          UTILITIES          BERMAN AMT
                                     INSTITUTIONAL         SERIES--           SERIES--           SERIES--           MID-CAP
                                         SHARES         INITIAL CLASS      INITIAL CLASS      INITIAL CLASS          GROWTH
                                    --------------------------------------------------------------------------------------------
Purchases.........................     $   11,372         $       --         $       21         $        5         $       27
Proceeds from sales...............          3,457                  2                 --                  1                  2

  Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                                          JANUS ASPEN
                                       FIDELITY(R)                                           SERIES        JANUS ASPEN
     FIDELITY(R)      FIDELITY(R)          VIP          FIDELITY(R)      FIDELITY(R)        MID CAP           SERIES
         VIP              VIP           INVESTMENT          VIP              VIP            GROWTH--        BALANCED--
       GROWTH--       INDEX 500--      GRADE BOND--      MID CAP--        OVERSEAS--     INSTITUTIONAL    INSTITUTIONAL
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS        SHARES           SHARES
    --------------------------------------------------------------------------------------------------------------------
               8                5                7               26               33                1            4,132
      $      223       $      544       $       87       $      498       $      419       $       25       $   97,142

                                                         VAN KAMPEN       VAN KAMPEN
                                                            UIF              UIF
       T. ROWE          T. ROWE                           EMERGING         EMERGING        VAN KAMPEN
        PRICE            PRICE           VAN ECK          MARKETS          MARKETS          UIF U.S.
    EQUITY INCOME     LIMITED-TERM      WORLDWIDE          DEBT--          EQUITY--      REAL ESTATE--
      PORTFOLIO      BOND PORTFOLIO    HARD ASSETS        CLASS I          CLASS I          CLASS I
    ---------------------------------------------------------------------------------------------------
           1,041               53               --                2            1,868               --
      $   18,878       $      272       $        4       $       18       $   12,968       $        3

                                                                                          JANUS ASPEN
                                       FIDELITY(R)                                           SERIES        JANUS ASPEN
     FIDELITY(R)      FIDELITY(R)          VIP          FIDELITY(R)      FIDELITY(R)        MID CAP           SERIES
         VIP              VIP           INVESTMENT          VIP              VIP            GROWTH--        BALANCED--
       GROWTH--       INDEX 500--      GRADE BOND--      MID CAP--        OVERSEAS--     INSTITUTIONAL    INSTITUTIONAL
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS        SHARES           SHARES
    --------------------------------------------------------------------------------------------------------------------
      $      225       $      532       $       97       $      282       $      426       $       23       $   14,783
              97               72               60              191                9               --            3,640

                                                         VAN KAMPEN       VAN KAMPEN
                                                            UIF              UIF
       T. ROWE          T. ROWE                           EMERGING         EMERGING        VAN KAMPEN
        PRICE            PRICE           VAN ECK          MARKETS          MARKETS          UIF U.S.
    EQUITY INCOME     LIMITED-TERM      WORLDWIDE          DEBT--          EQUITY--      REAL ESTATE--
      PORTFOLIO      BOND PORTFOLIO    HARD ASSETS        CLASS I          CLASS I          CLASS I
    ---------------------------------------------------------------------------------------------------
      $    7,279       $      285       $        4       $       19       $    3,322       $        4
             852              100               --               --            1,136               --

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

Deductions from Premiums:

NYLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.

    - State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to cover federal taxes.

    - Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to partially cover the expenses associated with selling the policies.

      For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.

      For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

      For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.

      For VUL Provider policies, currently 6.75% of any premium payment up to the target premium is deducted in policy years 1-5. Once the target premium is reached, 4.25% of any premium payment is deducted. Beginning with the 6th policy year, NYLIAC expects to deduct 2.75% of any premium payments up to the target premium; once the target premium is reached 0.75% of any premium payment is deducted. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

      For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge and are recorded as cost of insurance in the accompanying statement of changes in net assets. (Not all charges are deducted from all products, as shown below).

    - Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

  processing and communicating with policyholders. Outlined below is the current schedule for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle
  SVUL:

                                                    MONTHLY               MONTHLY
                                                CONTRACT CHARGE       CONTRACT CHARGE
POLICY                                           POLICY YEAR 1    SUBSEQUENT POLICY YEARS
------                                          ---------------   -----------------------
VUL...........................................       $N/A                   $ 7
SVUL..........................................         60                    10
VUL 2000......................................         30                    10
VUL Provider..................................         30                    10
Pinnacle VUL*.................................        100                    25
Pinnacle SVUL*................................        100                    25

        -----------------------

      * If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

    - Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, and SVUL (Series 2)** policies monthly. This charge compensates NYLIAC for providing administrative policy services.

      For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in the Separate Account and varies based on the amount of cash value in the Separate Account. The Separate Account administrative charge percentage currently ranges from 0% to .20%.

      For SPVUL policies, the current administrative charge is made monthly at an annualized rate of .60% of the policy's cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from .10% to .60% depending on the cash value of the policy.

      For SVUL (Series 2)** the administrative charge is .10%, based on the amount of cash value in the Separate Account.

    - Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured, duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.

    - Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, Pinnacle VUL, Pinnacle SVUL, and VUL Provider policies.

      For SVUL (Series 1) policies, this charge is $0.04 per $1,000 of the policy's initial face amount. For SVUL (Series 2) policies, this charge is $0.04 per $1,000 of the policy's current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.

      For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

      For VUL Provider policies, this charge is $0.07 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

    - Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy's cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy's cash value for Series 1 and 2. The current .90% deferred sales expense is comprised of .40% for sales expenses, .30% for premium taxes and .20% for federal taxes. For SPVUL Series 3*** currently the deferred sales expense charge is equal to 0.40%.

    - Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge from VUL 2000 (Series 2)**, SPVUL (Series 2)**, SVUL (Series
      2)**, Pinnacle VUL, and Pinnacle SVUL policies. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. On SPVUL (Series 2)** and VUL 2000 (Series 2)** policies, NYLIAC deducts a .50% mortality and expense risk charge and for SVUL (Series 2)** policies, the mortality and expense risk charge deducted is .60%. In policy years 1-20, the Pinnacle VUL and Pinnacle SVUL mortality and expense risk charge percentage currently ranges

------------
 ** Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

*** Series 3 SPVUL designates policies issued on and after May 16, 2003 where approved.

    from .25% to .55%; and in policy years 21 and beyond, the percentage ranges from .05% to .35%. If the policy has an alternative cash surrender value, the mortality and expense risk is increased by .30% in policy years 1-10.

      For VUL Provider policies, the mortality and expense risk charge currently ranges from .70% to .05% (it declines based on the cash value in the Separate Account and duration). If the policy has an alternative cash surrender value rider the mortality and expense risk charge currently ranges from 1.0% to 0.5%. NYLIAC guarantees that the mortality and expense risk charge on VUL Provider policies will never exceed an annual rate of 1.00%.

Separate Account Charges:

NYLIAC assesses a mortality and expense risk charge based on the variable accumulation value of the investment divisions. These charges are made daily at an annual rate of 0.70%**** for VUL, 0.70%**** for SVUL (Series 1), 0.50% for VUL 2000 (Series 1) and 0.50% for SPVUL (Series 1).

The amount of these charges retained in the Investment Divisions represents funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners. These charges are disclosed in the accompanying statement of operations.

Surrender Charges:

Surrender charges are assessed by NYLIAC for VUL, SVUL, VUL 2000, VUL Provider and SPVUL policies on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial withdrawals. The amount of this charge is included in surrenders in the accompanying statement of changes in net assets. In addition, a new surrender charge period will apply to face increases.

For VUL and VUL 2000 policies, this charge is deducted during the first 15 policy years. For VUL Provider this charge is deducted for the first 10 years. For VUL, the maximum surrender charge is shown on the policy's data page. For VUL 2000 and VUL Provider, the maximum surrender charge is the lesser of 50% of total premium payments or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.

Initially for VUL 2000 (Series 2)** policies, the maximum surrender charge is the lesser of 50% of total premium paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.

For SVUL policies, the surrender charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy's target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.

For SPVUL policies, the surrender charge is deducted during the first 9 policy years. This charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. For Series 1 and 2 the surrender charge percentage declines each policy year from 9% in the first year to 0% in year ten and later. For Series 3, the percentage declines each year from 7.5% in the first year to 0% in year 10 and after.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

VUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

------------
  ** Series 2 VUL 2000, SPVUL and SVUL designates policies issued on and after May 10, 2002 where approved.

**** Includes a .10% administrative service charge.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the years ended December 31, 2003 and December 31, 2002 were as follows:


                                                 MAINSTAY VP                   MAINSTAY VP
                                                   BOND--                CAPITAL APPRECIATION--
                                                INITIAL CLASS                 INITIAL CLASS
                                         ---------------------------   ---------------------------
                                             2003           2002           2003           2002
                                         ---------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................        150            245          2,147          2,359
Units redeemed.........................       (153)          (205)        (1,850)        (2,097)
                                            ------         ------         ------         ------
  Net increase (decrease)..............         (3)            40            297            262
                                            ======         ======         ======         ======
GROUP 2 POLICIES
Units issued...........................        193            295          2,432          2,801
Units redeemed.........................       (103)           (80)        (1,260)        (1,023)
                                            ------         ------         ------         ------
  Net increase (decrease)..............         90            215          1,172          1,778
                                            ======         ======         ======         ======
GROUP 3 POLICIES
Units issued...........................         22              5              7              7
Units redeemed.........................         (1)            (1)            (1)            (1)
                                            ------         ------         ------         ------
  Net increase (decrease)..............         21              4              6              6
                                            ======         ======         ======         ======
GROUP 4 POLICIES (b)
Units issued...........................        132             55            161             61
Units redeemed.........................        (39)            (3)           (33)            (6)
                                            ------         ------         ------         ------
  Net increase (decrease)..............         93             52            128             55
                                            ======         ======         ======         ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For 2002, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(i) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(j) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(k) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                                                                        MAINSTAY VP
                                          MAINSTAY VP                     EQUITY                      MAINSTAY VP
            MAINSTAY VP                  CONVERTIBLE--                   INCOME--                    GOVERNMENT--
          CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002           2003           2002
    -----------------------------------------------------------------------------------------------------------------
        9,971          5,315            119            117            164            238            104            347
      (16,117)       (20,162)           (68)           (67)           (44)           (21)          (192)           (83)
      -------        -------        -------        -------        -------        -------        -------        -------
       (6,146)       (14,847)            51             50            120            217            (88)           264
      =======        =======        =======        =======        =======        =======        =======        =======
        5,365          8,169            365            480            225            299            151            289
       (5,594)        (6,905)          (155)          (155)           (54)           (44)          (130)           (48)
      -------        -------        -------        -------        -------        -------        -------        -------
         (229)         1,264            210            325            171            255             21            241
      =======        =======        =======        =======        =======        =======        =======        =======
        3,768          3,317              9              5             --             --              6              8
       (5,115)          (860)            (1)            --             --             --             (3)            --
      -------        -------        -------        -------        -------        -------        -------        -------
       (1,347)         2,457              8              5             --             --              3              8
      =======        =======        =======        =======        =======        =======        =======        =======
        2,975          1,811            136             38            137             60            126             62
       (2,038)          (349)           (18)            (3)           (24)            (6)           (33)            (3)
      -------        -------        -------        -------        -------        -------        -------        -------
          937          1,462            118             35            113             54             93             59
      =======        =======        =======        =======        =======        =======        =======        =======

--------------------------------------------------------------------------------



                                                                               MAINSTAY VP
                                                 MAINSTAY VP                   HIGH YIELD
                                               GROWTH EQUITY--              CORPORATE BOND--
                                                INITIAL CLASS                 INITIAL CLASS
                                         ---------------------------   ---------------------------
                                             2003           2002           2003           2002
                                         ---------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................        513            568            565            382
Units redeemed.........................       (465)          (514)          (307)          (340)
                                            ------         ------         ------         ------
  Net increase (decrease)..............         48             54            258             42
                                            ======         ======         ======         ======
GROUP 2 POLICIES
Units issued...........................        960          1,141            467            576
Units redeemed.........................       (534)          (371)          (121)          (121)
                                            ------         ------         ------         ------
  Net increase (decrease)..............        426            770            346            455
                                            ======         ======         ======         ======
GROUP 3 POLICIES
Units issued...........................          3              1             10              5
Units redeemed.........................         (2)            (1)            (7)            (2)
                                            ------         ------         ------         ------
  Net increase (decrease)..............          1             --              3              3
                                            ======         ======         ======         ======
GROUP 4 POLICIES (b)
Units issued...........................        131             56            212             93
Units redeemed.........................        (24)            (5)           (29)            (6)
                                            ------         ------         ------         ------
  Net increase (decrease)..............        107             51            183             87
                                            ======         ======         ======         ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For 2002, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(i) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(j) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(k) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                                          MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                  INTERNATIONAL                    MID CAP                       MID CAP
         INDEXED EQUITY--                  EQUITY--                       CORE--                       GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002           2003           2002
    -----------------------------------------------------------------------------------------------------------------
        1,065          1,271            140            131             97             67            254             60
         (841)          (998)           (78)           (72)           (14)           (12)           (22)            (8)
       ------         ------         ------         ------         ------         ------         ------         ------
          224            273             62             59             83             55            232             52
       ======         ======         ======         ======         ======         ======         ======         ======
        2,186          2,647            149            114             85             75            237            147
         (885)          (835)           (33)           (25)           (16)           (12)           (33)           (23)
       ------         ------         ------         ------         ------         ------         ------         ------
        1,301          1,812            116             89             69             63            204            124
       ======         ======         ======         ======         ======         ======         ======         ======
           55              2             --             --             --             --             --             --
          (16)            (1)            --             --             --             --             --             --
       ------         ------         ------         ------         ------         ------         ------         ------
           39              1             --             --             --             --             --             --
       ======         ======         ======         ======         ======         ======         ======         ======
          487            238             43              7             47             10             99             38
          (80)           (17)            (5)            (1)            (7)            (1)           (13)            (4)
       ------         ------         ------         ------         ------         ------         ------         ------
          407            221             38              6             40              9             86             34
       ======         ======         ======         ======         ======         ======         ======         ======

--------------------------------------------------------------------------------



                                                  MAINSTAY VP
                                                   SMALL CAP                      MAINSTAY VP
                                                   GROWTH--                     TOTAL RETURN--
                                                 INITIAL CLASS                   INITIAL CLASS
                                         -----------------------------   -----------------------------
                                             2003            2002            2003            2002
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................        211             130             404             469
Units redeemed.........................        (23)            (22)           (443)           (451)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        188             108             (39)             18
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued...........................        254             193             390             493
Units redeemed.........................        (41)            (31)           (175)           (168)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        213             162             215             325
                                            ======          ======          ======          ======
GROUP 3 POLICIES
Units issued...........................         --              --              --               1
Units redeemed.........................         --              --              --              (1)
                                            ------          ------          ------          ------
  Net increase (decrease)..............         --              --              --              --
                                            ======          ======          ======          ======
GROUP 4 POLICIES (b)
Units issued...........................        105              29              56              42
Units redeemed.........................        (15)             (3)            (12)             (2)
                                            ------          ------          ------          ------
  Net increase (decrease)..............         90              26              44              40
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For 2002, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(i) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(j) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(k) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                             MAINSTAY VP                     MAINSTAY VP
                                             MAINSTAY VP                    DREYFUS LARGE                    EAGLE ASSET
             MAINSTAY VP                  AMERICAN CENTURY                     COMPANY                       MANAGEMENT
               VALUE--                    INCOME & GROWTH--                    VALUE--                     GROWTH EQUITY--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------
          401             464              62              34              53              33             105             120
         (365)           (342)             (9)             (6)            (20)             (7)            (49)            (74)
       ------          ------          ------          ------          ------          ------          ------          ------
           36             122              53              28              33              26              56              46
       ======          ======          ======          ======          ======          ======          ======          ======
          435             595             116             134             154             151             465             553
         (176)           (140)            (48)            (44)            (54)            (47)           (220)           (202)
       ------          ------          ------          ------          ------          ------          ------          ------
          259             455              68              90             100             104             245             351
       ======          ======          ======          ======          ======          ======          ======          ======
           47              12              33               1               5               1               8              11
           (9)             (6)             (1)             --              --              --              (1)             --
       ------          ------          ------          ------          ------          ------          ------          ------
           38               6              32               1               5               1               7              11
       ======          ======          ======          ======          ======          ======          ======          ======
          135              93              26               9              33              10              54              21
          (26)             (6)             (5)             (1)             (4)             (1)            (11)             (2)
       ------          ------          ------          ------          ------          ------          ------          ------
          109              87              21               8              29               9              43              19
       ======          ======          ======          ======          ======          ======          ======          ======

--------------------------------------------------------------------------------


                                                                     ALGER
                                           ALGER AMERICAN          AMERICAN
                                             LEVERAGED               SMALL           AMERICAN CENTURY
                                             ALL CAP--         CAPITALIZATION--     VP INTERNATIONAL--
                                           CLASS O SHARES       CLASS O SHARES           CLASS II
                                         ------------------   -------------------   ------------------
                                           2003     2002(c)     2003       2002       2003     2002(e)
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................       --        --        407        450         --        --
Units redeemed.........................       --        --       (218)      (280)        --        --
                                          ------    ------     ------     ------     ------    ------
  Net increase (decrease)..............       --        --        189        170         --        --
                                          ======    ======     ======     ======     ======    ======
GROUP 2 POLICIES
Units issued...........................       --        --        486        605         --        --
Units redeemed.........................       --        --       (248)      (218)        --        --
                                          ------    ------     ------     ------     ------    ------
  Net increase (decrease)..............       --        --        238        387         --        --
                                          ======    ======     ======     ======     ======    ======
GROUP 3 POLICIES
Units issued...........................        3         1         78          8         17        --
Units redeemed.........................       --        --         (2)        (4)        --        --
                                          ------    ------     ------     ------     ------    ------
  Net increase (decrease)..............        3         1         76          4         17        --
                                          ======    ======     ======     ======     ======    ======
GROUP 4 POLICIES (b)
Units issued...........................       --        --         33          9         --        --
Units redeemed.........................       --        --         (5)        (1)        --        --
                                          ------    ------     ------     ------     ------    ------
  Net increase (decrease)..............       --        --         28          8         --        --
                                          ======    ======     ======     ======     ======    ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For 2002, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(i) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(j) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(k) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                                                   DREYFUS IP          DREYFUS VIF          FIDELITY(R)
         AMERICAN              CALVERT             TECHNOLOGY           DEVELOPING              VIP
    CENTURY VP VALUE--         SOCIAL               GROWTH--            LEADERS--         CONTRAFUND(R)--
         CLASS II             BALANCED           INITIAL SHARES       INITIAL SHARES       INITIAL CLASS
    ------------------   -------------------   -------------------   ----------------   -------------------
      2003     2002(d)     2003       2002       2003       2002         2003(g)          2003       2002
    -------------------------------------------------------------------------------------------------------
         --        --         25         25        141         29             --            638        715
         --        --        (26)       (20)       (10)        (4)            --           (461)      (466)
     ------    ------     ------     ------     ------     ------         ------         ------     ------
         --        --         (1)         5        131         25             --            177        249
     ======    ======     ======     ======     ======     ======         ======         ======     ======
         --        --         47         91        136         86             --            919      1,055
         --        --        (40)       (21)       (20)       (14)            --           (417)      (368)
     ------    ------     ------     ------     ------     ------         ------         ------     ------
         --        --          7         70        116         72             --            502        687
     ======    ======     ======     ======     ======     ======         ======         ======     ======
         15        --         --         --          2          3             11             38          4
         --        --         --         --         --         --             --             (2)        (1)
     ------    ------     ------     ------     ------     ------         ------         ------     ------
         15        --         --         --          2          3             11             36          3
     ======    ======     ======     ======     ======     ======         ======         ======     ======
         --        --         13          6         55         11             --            199         67
         --        --         (2)        --         (9)        (2)            --            (40)        (8)
     ------    ------     ------     ------     ------     ------         ------         ------     ------
         --        --         11          6         46          9             --            159         59
     ======    ======     ======     ======     ======     ======         ======         ======     ======

--------------------------------------------------------------------------------



                                                  Fidelity(R)
                                                      VIP                         FIDELITY(R)
                                                EQUITY-INCOME--                  VIP GROWTH--
                                                 INITIAL CLASS                   INITIAL CLASS
                                         -----------------------------   -----------------------------
                                             2003            2002            2003            2002
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................        288             307              --              --
Units redeemed.........................       (210)           (203)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............         78             104              --              --
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued...........................        397             445              --              --
Units redeemed.........................       (140)           (126)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............        257             319              --              --
                                            ======          ======          ======          ======
GROUP 3 POLICIES
Units issued...........................         63              11              14              --
Units redeemed.........................         (3)             (5)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............         60               6              14              --
                                            ======          ======          ======          ======
GROUP 4 POLICIES (b)
Units issued...........................        110              43              --              --
Units redeemed.........................        (19)             (4)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............         91              39              --              --
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For 2002, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(i) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(j) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(k) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                                                JANUS ASPEN
                                                                                                  SERIES
        FIDELITY(R)         FIDELITY(R) VIP                               FIDELITY(R)             MID CAP
            VIP               INVESTMENT            FIDELITY(R)               VIP                GROWTH--
        INDEX 500--          GRADE BOND--          VIP MID CAP--          OVERSEAS--           INSTITUTIONAL
       INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS            SHARES
    -------------------   -------------------   -------------------   -------------------   -------------------
      2003       2002       2003     2002(f)      2003       2002       2003     2002(a)      2003       2002
    -----------------------------------------------------------------------------------------------------------
         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
     ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
         --         --         --         --         --         --         --         --         --         --
     ======     ======     ======     ======     ======     ======     ======     ======     ======     ======
         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
     ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
         --         --         --         --         --         --         --         --         --         --
     ======     ======     ======     ======     ======     ======     ======     ======     ======     ======
         53          2          4          5         11         11         46         --          2         --
         (2)        (1)        --         --         (5)        (2)        (1)        --         --         --
     ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
         51          1          4          5          6          9         45         --          2         --
     ======     ======     ======     ======     ======     ======     ======     ======     ======     ======
         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
     ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
         --         --         --         --         --         --         --         --         --         --
     ======     ======     ======     ======     ======     ======     ======     ======     ======     ======

--------------------------------------------------------------------------------


                                                                                  JANUS ASPEN
                                                  JANUS ASPEN                       SERIES
                                                    SERIES                         WORLDWIDE
                                                  BALANCED--                       GROWTH--
                                             INSTITUTIONAL SHARES            INSTITUTIONAL SHARES
                                         -----------------------------   -----------------------------
                                             2003            2002            2003            2002
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................        419             519             816             909
Units redeemed.........................       (342)           (312)           (753)           (728)
                                            ------          ------          ------          ------
  Net increase (decrease)..............         77             207              63             181
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued...........................      1,299           1,700           1,836           2,070
Units redeemed.........................       (701)           (570)         (1,003)           (761)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        598           1,130             833           1,309
                                            ======          ======          ======          ======
GROUP 3 POLICIES
Units issued...........................         14              16               3               9
Units redeemed.........................         (3)            (13)             (1)             (1)
                                            ------          ------          ------          ------
  Net increase (decrease)..............         11               3               2               8
                                            ======          ======          ======          ======
GROUP 4 POLICIES (b)
Units issued...........................        270             126             126              57
Units redeemed.........................        (67)            (12)            (26)             (6)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        203             114             100              51
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For 2002, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(i) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(j) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(k) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



               MFS(R)                  MFS(R)          MFS(R)                 NEUBERGER
              INVESTORS             NEW DISCOVERY     UTILITIES              BERMAN AMT
           TRUST SERIES--             SERIES--        SERIES--                 MID-CAP                      T. ROWE PRICE
            INITIAL CLASS           INITIAL CLASS   INITIAL CLASS              GROWTH                  EQUITY INCOME PORTFOLIO
    -----------------------------   -------------   -------------   -----------------------------   -----------------------------
        2003            2002           2003(j)         2003(g)          2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
           --              --              --              --              --              --             196             216
           --              --              --              --              --              --             (48)            (30)
       ------          ------          ------          ------          ------          ------          ------          ------
           --              --              --              --              --              --             148             186
       ======          ======          ======          ======          ======          ======          ======          ======
           --              --              --              --              --              --             432             468
           --              --              --              --              --              --            (120)           (100)
       ------          ------          ------          ------          ------          ------          ------          ------
           --              --              --              --              --              --             312             368
       ======          ======          ======          ======          ======          ======          ======          ======
           --              --               2              --               3               6              37              13
           --              --              --              --              --              (5)             (8)             (2)
       ------          ------          ------          ------          ------          ------          ------          ------
           --              --               2              --               3               1              29              11
       ======          ======          ======          ======          ======          ======          ======          ======
           --              --              --              --              --              --             154              39
           --              --              --              --              --              --             (26)             (5)
       ------          ------          ------          ------          ------          ------          ------          ------
           --              --              --              --              --              --             128              34
       ======          ======          ======          ======          ======          ======          ======          ======

--------------------------------------------------------------------------------


                                                                     VAN KAMPEN      VAN KAMPEN      VAN KAMPEN
                                   T. ROWE PRICE                    UIF EMERGING    UIF EMERGING      UIF U.S.
                                    LIMITED-TERM        VAN ECK       MARKETS          MARKETS          REAL
                                        BOND           WORLDWIDE       DEBT--         EQUITY--        ESTATE--
                                     PORTFOLIO        HARD ASSETS     CLASS I          CLASS I        CLASS I
                                 ------------------   -----------   ------------   ---------------   ----------
                                   2003     2002(F)     2003(K)       2003(H)       2003     2002     2003(I)
                                 ------------------------------------------------------------------------------
GROUP 1 POLICIES
Units issued...................       --        --          --             --         215      217         --
Units redeemed.................       --        --          --             --        (120)    (167)        --
                                  ------    ------      ------         ------      ------   ------     ------
  Net increase (decrease)......       --        --          --             --          95       50         --
                                  ======    ======      ======         ======      ======   ======     ======
GROUP 2 POLICIES
Units issued...................       --        --          --             --         221      205         --
Units redeemed.................       --        --          --             --         (86)     (88)        --
                                  ------    ------      ------         ------      ------   ------     ------
  Net increase (decrease)......       --        --          --             --         135      117         --
                                  ======    ======      ======         ======      ======   ======     ======
GROUP 3 POLICIES
Units issued...................       18         8          --              2          --       --         --
Units redeemed.................       (1)       --          --             --          --       --         --
                                  ------    ------      ------         ------      ------   ------     ------
  Net increase (decrease)......       17         8          --              2          --       --         --
                                  ======    ======      ======         ======      ======   ======     ======
GROUP 4 POLICIES (b)
Units issued...................       --        --          --             --          26       10         --
Units redeemed.................       --        --          --             --          (5)      (1)        --
                                  ------    ------      ------         ------      ------   ------     ------
  Net increase (decrease)......       --        --          --             --          21        9         --
                                  ======    ======      ======         ======      ======   ======     ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For 2002, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(i) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(j) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(k) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2003, 2002, 2001, 2000 and 1999:


                                                                           MAINSTAY VP
                                                                       BOND--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $ 14,432   $ 13,958   $ 12,184   $  8,626   $  7,108
Units Outstanding..................................         790        793        753        578        520
Variable Accumulation Unit Value...................    $  18.26   $  17.59   $  16.18   $  14.91   $  13.68
Total Return.......................................         3.8%       8.7%       8.5%       9.0%      (2.2%)
Investment Income Ratio............................         4.1%       4.6%       5.4%

GROUP 2 POLICIES(b)
Net Assets.........................................    $  8,491   $  6,999   $  3,868   $    597   $     89
Units Outstanding..................................         630        540        325         55          1
Variable Accumulation Unit Value...................    $  13.48   $  12.96   $  11.89   $  10.94   $  10.01
Total Return.......................................         4.0%       9.0%       8.7%       9.3%       0.1%
Investment Income Ratio............................         4.3%       5.7%       9.6%

GROUP 3 POLICIES
Net Assets.........................................    $    292   $     55   $      7   $     --   $     --
Units Outstanding..................................          25          5          1         --         --
Variable Accumulation Unit Value...................    $  11.48   $  10.99   $  10.04   $     --   $     --
Total Return.......................................         4.5%       9.5%       0.4%        --         --
Investment Income Ratio............................         5.2%       6.3%      53.8%

GROUP 4 POLICIES
Net Assets.........................................    $  1,614   $    552   $     --   $     --   $     --
Units Outstanding..................................         144         52         --         --         --
Variable Accumulation Unit Value...................    $  11.20   $  10.72   $     --   $     --   $     --
Total Return.......................................         4.5%       7.2%        --         --         --
Investment Income Ratio............................         5.4%      16.2%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                        MainStay VP                                            MainStay VP
            Capital Appreciation--Initial Class                              Cash Management
    ----------------------------------------------------   ----------------------------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
    -----------------------------------------------------------------------------------------------------------
    $171,100   $131,204   $185,293   $225,952   $246,982   $ 16,841   $ 25,473   $ 46,014   $ 40,729   $ 22,448
       9,027      8,730      8,468      7,873      7,630     12,004     18,149     32,996     30,117     17,483
    $  18.95   $  15.03   $  21.88   $  28.70   $  32.37   $   1.40   $   1.40   $   1.39   $   1.35   $   1.28
        26.1%     (31.4%)    (23.8%)    (11.3%)     24.5%        --        0.6%       3.0%       5.5%       4.1%
         0.2%       0.1%       0.1%                             0.7%       1.4%       3.7%

    $ 46,871   $ 30,458   $ 29,631   $ 15,454   $    848   $ 13,640   $ 13,871   $ 12,365   $  3,264   $    270
       6,553      5,381      3,603      1,436         70     12,279     12,508     11,244      3,067        268
    $   7.15   $   5.66   $   8.22   $  10.76   $  12.12   $   1.11   $   1.11   $   1.10   $   1.06   $   1.01
        26.4%     (31.2%)    (23.6%)    (11.2%)     21.2%       0.2%       0.8%       3.8%       5.0%       1.0%
         0.2%       0.1%       0.1%                             0.7%       1.3%       3.4%

    $    171   $     89   $     72   $     --   $     --   $  1,680   $  3,050   $    523   $     --   $     --
          19         13          7         --         --      1,627      2,974        517         --         --
    $   9.05   $   7.12   $  10.30   $     --   $     --   $   1.03   $   1.03   $   1.01   $     --   $     --
        27.0%     (30.9%)      3.0%        --         --        0.7%       2.0%       1.0%        --         --
         0.3%       0.1%       0.3%                             0.7%       1.2%       2.1%

    $  1,868   $    443   $     --   $     --   $     --   $  2,431   $  1,472   $     --   $     --   $     --
         184         55         --         --         --      2,399      1,462         --         --         --
    $  10.15   $   7.99   $     --   $     --   $     --   $   1.01   $   1.01   $     --   $     --   $     --
        27.0%     (20.1%)       --         --         --        0.7%       1.0%        --         --         --
         0.3%       0.3%        --                              0.6%       1.0%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                         MAINSTAY VP
                                                                  CONVERTIBLE--INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2003       2002       2001       2000       1999
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $  9,403   $  7,003   $  6,864   $  4,815   $  3,291
Units Outstanding..................................       535        484        434        295        190
Variable Accumulation Unit Value...................  $  17.58   $  14.48   $  15.83   $  16.30   $  17.28
Total Return.......................................      21.4%      (8.5%)     (2.9%)     (5.7%)     40.9%
Investment Income Ratio............................       2.5%       2.9%       4.1%

GROUP 2 POLICIES(b)
Net Assets.........................................  $ 14,680   $  9,942   $  7,252   $  2,692   $     83
Units Outstanding..................................     1,191        981        656        237          7
Variable Accumulation Unit Value...................  $  12.33   $  10.14   $  11.06   $  11.36   $  12.02
Total Return.......................................      21.6%      (8.3%)     (2.6%)     (5.5%)     20.2%
Investment Income Ratio............................       2.5%       3.3%       5.2%

GROUP 3 POLICIES
Net Assets.........................................  $    209   $     94   $     52   $     --   $     --
Units Outstanding..................................        18         10          5         --         --
Variable Accumulation Unit Value...................  $  11.57   $   9.46   $  10.28   $     --   $     --
Total Return.......................................      22.2%      (8.1%)      2.8%        --         --
Investment Income Ratio............................       2.8%       3.6%      11.9%

GROUP 4 POLICIES
Net Assets.........................................  $  1,791   $    336   $     --   $     --   $     --
Units Outstanding..................................       153         35         --         --         --
Variable Accumulation Unit Value...................  $  11.67   $   9.55   $     --   $     --   $     --
Total Return.......................................      22.2%      (4.5%)       --         --         --
Investment Income Ratio............................       3.5%      10.0%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



             MAINSTAY VP                                 MAINSTAY VP
     EQUITY INCOME--INITIAL CLASS                 GOVERNMENT--INITIAL CLASS
    ------------------------------   ----------------------------------------------------
      2003       2002       2001       2003       2002       2001       2000       1999
    -------------------------------------------------------------------------------------
    $  9,718   $  6,585   $  5,620   $ 12,095   $ 13,456   $  8,224   $  4,168   $  3,255
         907        787        570        704        792        528        284        270
    $  10.72   $   8.37   $   9.86   $  17.18   $  16.98   $  15.57   $  14.70   $  13.19
        28.1%     (15.1%)     (1.4%)      1.2%       9.1%       5.9%      11.4%      (2.4%)
         1.1%       1.1%       1.1%       4.3%       3.8%       5.5%

    $  5,632   $  2,954   $    962   $  5,949   $  5,589   $  2,237   $    150   $      9
         523        352         97        451        429        188         13          1
    $  10.76   $   8.39   $   9.87   $  13.19   $  13.01   $  11.91   $  11.22   $  10.05
        28.3%     (15.0%)     (1.3%)      1.4%       9.3%       6.1%      11.6%       0.5%
         1.2%       1.4%       3.0%       4.3%       4.3%       8.7%

    $     --   $     --   $     --   $    120   $     90   $     --   $     --   $     --
          --         --         --         11          8         --         --         --
    $     --   $     --   $     --   $  11.08   $  10.88   $     --   $     --   $     --
          --         --         --        1.9%       8.8%        --         --         --
          --         --         --        4.5%       4.4%        --

    $  1,814   $    458   $     --   $  1,656   $    631   $     --   $     --   $     --
         167         54         --        152         59         --         --         --
    $  10.84   $   8.41   $     --   $  10.87   $  10.67   $     --   $     --   $     --
        29.0%     (15.9%)       --        1.9%       6.7%        --         --         --
         1.5%       3.4%        --        5.9%      10.4%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                         MainStay VP
                                                                 Growth Equity--Initial Class
                                                     ----------------------------------------------------
                                                       2003       2002       2001       2000       1999
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $ 60,036   $ 46,902   $ 60,962   $ 69,704   $ 63,942
Units Outstanding..................................     2,450      2,402      2,348      2,211      1,947
Variable Accumulation Unit Value...................  $  24.50   $  19.53   $  25.96   $  31.53   $  32.85
Total Return.......................................      25.5%     (24.8%)    (17.7%)     (4.0%)     29.1%
Investment Income Ratio............................       1.1%       0.9%       0.7%

GROUP 2 POLICIES(b)
Net Assets.........................................  $ 25,743   $ 17,351   $ 15,533   $  7,403   $    322
Units Outstanding..................................     2,794      2,368      1,598        628         26
Variable Accumulation Unit Value...................  $   9.21   $   7.33   $   9.72   $  11.78   $  12.25
Total Return.......................................      25.7%     (24.6%)    (17.5%)     (3.8%)     22.5%
Investment Income Ratio............................       1.2%       1.1%       1.0%

GROUP 3 POLICIES
Net Assets.........................................  $    181   $    135   $    178   $     --   $     --
Units Outstanding..................................        20         18         18         --         --
Variable Accumulation Unit Value...................  $   9.24   $   7.31   $   9.65   $     --   $     --
Total Return.......................................      26.4%     (24.2%)     (3.5%)       --         --
Investment Income Ratio............................       1.5%       0.9%       1.8%

GROUP 4 POLICIES
Net Assets.........................................  $  1,665   $    429   $     --   $     --   $     --
Units Outstanding..................................       158         51         --         --         --
Variable Accumulation Unit Value...................  $  10.57   $   8.36   $     --   $     --   $     --
Total Return.......................................      26.4%     (16.4%)       --         --         --
Investment Income Ratio............................       1.5%       3.2%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                        MAINSTAY VP
                         HIGH YIELD                                            MAINSTAY VP
               CORPORATE BOND--INITIAL CLASS                          INDEXED EQUITY--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
    -----------------------------------------------------------------------------------------------------------
    $ 47,585   $ 30,983   $ 29,909   $ 26,361   $ 25,846   $133,315   $ 99,916   $121,766   $120,772   $118,869
       2,179      1,921      1,879      1,726      1,581      4,890      4,665      4,392      3,800      3,369
    $  21.84   $  16.13   $  15.92   $  15.28   $  16.35   $  27.26   $  21.42   $  27.73   $  31.77   $  35.28
        35.4%       1.2%       4.2%      (6.5%)     12.1%      27.3%     (22.8%)    (12.7%)     (9.9%)     19.8%
         8.3%      10.7%      12.0%                             1.4%       1.3%       1.1%

    $ 18,335   $  9,959   $  5,199   $  1,398   $     90   $ 56,757   $ 35,382   $ 29,324   $ 14,201   $  2,016
       1,314        969        514        144          9      6,355      5,053      3,241      1,373        176
    $  13.95   $  10.28   $  10.12   $   9.70   $  10.36   $   8.93   $   7.00   $   9.05   $  10.35   $  11.47
        35.7%       1.6%       4.3%      (6.4%)      3.6%      27.6%     (22.6%)    (12.6%)     (9.8%)     14.7%
         8.6%      12.7%      16.0%                             1.5%       1.5%       1.4%

    $    411   $    271   $    234   $     --   $     --   $    410   $      9   $     --   $     --   $     --
          29         26         23         --         --         41          1         --         --         --
    $  14.00   $  10.27   $  10.06   $     --   $     --   $  10.06   $   7.85   $     --   $     --   $     --
        36.4%       2.1%       0.6%        --         --       28.2%     (21.5%)       --         --         --
         7.6%      11.3%     101.5%                             3.1%       3.1%        --

    $  3,601   $    851   $     --   $     --   $     --   $  6,886   $  1,890   $     --   $     --   $     --
         270         87         --         --         --        629        221         --         --         --
    $  13.36   $   9.79   $     --   $     --   $     --   $  10.95   $   8.54   $     --   $     --   $     --
        36.4%      (2.1%)       --         --         --       28.2%     (14.6%)       --         --         --
        11.0%      29.2%        --                              2.0%       4.4%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                         MAINSTAY VP
                                                             INTERNATIONAL EQUITY--INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2003       2002       2001       2000       1999
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $  8,605   $  5,894   $  5,424   $  6,250   $  6,511
Units Outstanding..................................       533        471        412        405        343
Variable Accumulation Unit Value...................  $  16.15   $  12.51   $  13.18   $  15.44   $  18.97
Total Return.......................................      29.1%      (5.1%)    (14.6%)    (18.6%)     27.1%
Investment Income Ratio............................       2.0%       1.4%       1.3%

GROUP 2 POLICIES(b)
Net Assets.........................................  $  3,310   $  1,670   $  1,038   $    650   $     14
Units Outstanding..................................       334        218        129         69          1
Variable Accumulation Unit Value...................  $   9.92   $   7.67   $   8.06   $   9.42   $  11.56
Total Return.......................................      29.4%      (4.7%)    (14.4%)    (18.5%)     15.6%
Investment Income Ratio............................       2.3%       1.7%       1.5%

GROUP 3 POLICIES
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --

GROUP 4 POLICIES
Net Assets.........................................  $    526   $     59   $     --   $     --   $     --
Units Outstanding..................................        44          6         --         --         --
Variable Accumulation Unit Value...................  $  11.96   $   9.20   $     --   $     --   $     --
Total Return.......................................      30.0%      (8.0%)       --         --         --
Investment Income Ratio............................       3.4%       5.6%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



             MAINSTAY VP                      MAINSTAY VP                        MAINSTAY VP
     MID CAP CORE--INITIAL CLASS     MID CAP GROWTH--INITIAL CLASS     SMALL CAP GROWTH--INITIAL CLASS
    ------------------------------   ------------------------------   ---------------------------------
      2003       2002       2001       2003       2002       2001       2003        2002        2001
    ---------------------------------------------------------------------------------------------------
    $  7,136   $  4,625   $  4,832   $  7,461   $  3,688   $  4,730   $  8,132    $  4,477    $  5,104
         654        570        515        802        570        518        831         644         536
    $  10.91   $   8.11   $   9.38   $   9.30   $   6.47   $   9.12   $   9.78    $   6.95    $   9.51
        34.6%     (13.5%)     (6.2%)     43.8%     (29.1%)     (8.8%)     40.7%      (26.9%)      (4.9%)
         0.5%       0.3%       0.3%        --         --         --         --          --          --

    $  1,640   $    653   $    160   $  3,517   $  1,074   $    344   $  4,170    $  1,442    $    385
         149         80         17        363        160         36        415         202          40
    $  11.04   $   8.19   $   9.45   $   9.68   $   6.72   $   9.46   $  10.04    $   7.12    $   9.73
        34.8%     (13.4%)     (5.5%)     44.1%     (28.9%)     (5.4%)     41.0%      (26.8%)      (2.7%)
         0.6%       0.4%       1.0%        --         --         --         --          --          --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --    $     --    $     --
          --         --         --         --         --         --         --          --          --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --    $     --    $     --
          --         --         --         --         --         --         --          --          --
          --         --         --         --         --         --         --          --          --

    $    566   $     73   $     --   $  1,304   $    256   $     --   $  1,337    $    209    $     --
          49          9         --        120         34         --        115          26          --
    $  11.63   $   8.58   $     --   $  10.85   $   7.50   $     --   $  11.58    $   8.17    $     --
        35.5%     (14.2%)       --       44.8%     (25.0%)       --       41.7%      (18.3%)        --
         0.8%       1.1%        --         --         --         --         --          --          --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                         MainStay VP
                                                                 Total Return--Initial Class
                                                     ----------------------------------------------------
                                                       2003       2002       2001       2000       1999
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $ 42,609   $ 36,510   $ 43,693   $ 46,997   $ 48,176
Units Outstanding..................................     2,175      2,215      2,197      2,095      2,040
Variable Accumulation Unit Value...................  $  19.59   $  16.48   $  19.89   $  22.43   $  23.62
Total Return.......................................      18.8%     (17.0%)    (11.3%)     (5.0%)     16.2%
Investment Income Ratio............................       1.9%       2.5%       2.6%

GROUP 2 POLICIES(b)
Net Assets.........................................  $ 11,610   $  8,019   $  6,514   $  2,178   $    102
Units Outstanding..................................     1,214        998        673        200          9
Variable Accumulation Unit Value...................  $   9.57   $   8.03   $   9.68   $  10.89   $  11.44
Total Return.......................................      19.1%     (16.9%)    (11.1%)     (4.8%)     14.4%
Investment Income Ratio............................       2.1%       2.9%       4.0%

GROUP 3 POLICIES
Net Assets.........................................  $      3   $      1   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $  10.23   $   8.55   $     --   $     --   $     --
Total Return.......................................      19.7%     (14.5%)       --         --         --
Investment Income Ratio............................       2.2%       1.0%        --

GROUP 4 POLICIES
Net Assets.........................................  $    914   $    362   $     --   $     --   $     --
Units Outstanding..................................        84         40         --         --         --
Variable Accumulation Unit Value...................  $  10.84   $   9.06   $     --   $     --   $     --
Total Return.......................................      19.7%      (9.4%)       --         --         --
Investment Income Ratio............................       2.5%      13.3%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                               MAINSTAY VP
                        MAINSTAY VP                                          AMERICAN CENTURY
                    VALUE--INITIAL CLASS                              INCOME & GROWTH--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
    -----------------------------------------------------------------------------------------------------------
    $ 40,618   $ 31,545   $ 37,813   $ 33,582   $ 28,171   $  1,371   $    711   $    652   $    377   $     --
       2,053      2,017      1,895      1,678      1,578        157        104         76         40         --
    $  19.78   $  15.64   $  19.95   $  20.01   $  17.85   $   8.72   $   6.82   $   8.54   $   9.40   $     --
        26.5%     (21.6%)     (0.3%)     12.1%       8.1%      27.8%     (20.1%)     (9.1%)     (6.0%)       --
         1.6%       1.4%       1.5%                             1.9%       1.2%       1.0%

    $ 14,265   $  8,835   $  5,849   $    870   $     89   $  3,183   $  2,008   $  1,716   $    761   $     36
       1,208        948        493         73          8        351        284        194         78          3
    $  11.81   $   9.32   $  11.86   $  11.87   $  10.57   $   9.07   $   7.08   $   8.84   $   9.71   $  10.93
        26.7%     (21.4%)     (0.1%)     12.3%       5.7%      28.1%     (19.9%)     (9.0%)    (11.2%)      9.3%
         1.7%       1.8%       2.7%                             1.6%       1.3%       1.2%

    $    736   $    274   $    296   $     --   $     --   $    350   $      9   $     --   $     --   $     --
          73         35         29         --         --         33          1         --         --         --
    $  10.11   $   7.94   $  10.05   $     --   $     --   $  10.52   $   8.18   $     --   $     --   $     --
        27.4%     (21.0%)      0.5%        --         --       28.7%     (18.2%)       --         --         --
         1.8%       1.4%       8.1%                             1.8%       1.2%        --

    $  2,025   $    708   $     --   $     --   $     --   $    323   $     68   $     --   $     --   $     --
         196         87         --         --         --         29          8         --         --         --
    $  10.31   $   8.10   $     --   $     --   $     --   $  11.14   $   8.66   $     --   $     --   $     --
        27.4%     (19.0%)       --         --         --       28.7%     (13.4%)       --         --         --
         2.1%       4.4%        --                              2.2%       3.7%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MainStay VP
                                                                      Dreyfus Large Company
                                                                       Value--Initial Class
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $  1,238   $    725   $    691   $     72   $     --
Units Outstanding..................................         130         96         70          7         --
Variable Accumulation Unit Value...................    $   9.56   $   7.52   $   9.82   $  10.36   $     --
Total Return.......................................        27.1%     (23.4%)     (5.2%)      3.6%        --
Investment Income Ratio............................         0.9%       0.7%       1.2%

GROUP 2 POLICIES(b)
Net Assets.........................................    $  4,035   $  2,364   $  2,001   $    560   $     21
Units Outstanding..................................         396        296        192         51          2
Variable Accumulation Unit Value...................    $  10.18   $   8.00   $  10.42   $  10.96   $  10.34
Total Return.......................................        27.3%     (23.2%)     (4.9%)      6.0%       3.4%
Investment Income Ratio............................         1.0%       0.7%       1.1%

GROUP 3 POLICIES
Net Assets.........................................    $     63   $     10   $     --   $     --   $     --
Units Outstanding..................................           6          1         --         --         --
Variable Accumulation Unit Value...................    $  10.56   $   8.26   $     --   $     --   $     --
Total Return.......................................        27.9%     (17.4%)       --         --         --
Investment Income Ratio............................         1.3%       0.7%        --

GROUP 4 POLICIES
Net Assets.........................................    $    407   $     74   $     --   $     --   $     --
Units Outstanding..................................          38          9         --         --         --
Variable Accumulation Unit Value...................    $  10.64   $   8.31   $     --   $     --   $     --
Total Return.......................................        27.9%     (16.9%)       --         --         --
Investment Income Ratio............................         1.4%       1.8%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                             ALGER AMERICAN
                        MAINSTAY VP                             LEVERAGED          ALGER AMERICAN
                   EAGLE ASSET MANAGEMENT                       ALL CAP--        SMALL CAPITALIZATION--
                GROWTH EQUITY--INITIAL CLASS                 CLASS O SHARES        CLASS O SHARES
    ----------------------------------------------------   -------------------   -------------------
      2003       2002       2001       2000       1999       2003       2002       2003       2002
    ------------------------------------------------------------------------------------------------
    $  3,207   $  2,214   $  2,750   $  1,967   $     --   $     --   $     --   $ 14,286   $  8,883
         461        405        359        213         --         --         --      1,562      1,373
    $   6.95   $   5.47   $   7.67   $   9.25   $     --   $     --   $     --   $   9.15   $   6.47
        27.2%     (28.7%)    (17.1%)     (7.5%)       --         --         --       41.4%     (26.7%)
         0.2%       0.1%        --                               --         --         --         --

    $ 12,283   $  7,827   $  7,326   $  3,130   $    136   $     --   $     --   $ 10,177   $  6,027
       1,305      1,060        709        251         10         --         --      1,475      1,237
    $   9.41   $   7.39   $  10.34   $  12.45   $  13.90   $     --   $     --   $   6.90   $   4.87
        27.4%     (28.6%)    (16.9%)    (10.4%)     39.0%        --         --       41.6%     (26.6%)
         0.2%       0.1%        --                               --         --         --         --

    $    191   $     96   $     21   $     --   $     --   $     38   $      6   $    894   $     51
          21         13          2         --         --          3          1         83          7
    $   9.30   $   7.26   $  10.11   $     --   $     --   $  11.92   $   8.85   $  10.82   $   7.60
        28.1%     (28.2%)      1.1%        --         --       34.7%     (11.5%)     42.3%     (26.2%)
         0.2%       0.1%        --                               --         --         --         --

    $    655   $    159   $     --   $     --   $     --   $     --   $     --   $    430   $     66
          62         19         --         --         --         --         --         37          8
    $  10.54   $   8.23   $     --   $     --   $     --   $     --   $     --   $  11.77   $   8.27
        28.1%     (17.7%)       --         --         --         --         --       42.3%     (17.3%)
         0.2%       0.2%        --                               --         --         --         --


             ALGER AMERICAN
       SMALL CAPITALIZATION--
             CLASS O SHARES
     ------------------------------
       2001       2000       1999
    ----------------------------------------------------------------------------------------------------------------------
     $ 10,628   $ 12,193   $ 16,661
        1,203        966        954
     $   8.83   $  12.62   $  17.46
        (30.0%)    (27.7%)     42.4%
           --
     $  5,640   $  3,724   $     62
          850        394          5
     $   6.64   $   9.46   $  13.06
        (29.8%)    (27.6%)     30.6%
           --
     $     28   $     --   $     --
            3         --         --
     $  10.31   $     --   $     --
          3.1%        --         --
           --
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
           --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                       AMERICAN CENTURY VP     AMERICAN CENTURY VP
                                                     INTERNATIONAL--CLASS II     VALUE--CLASS II
                                                     -----------------------   -------------------
                                                        2003         2002        2003       2002
                                                     ---------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................   $     --     $     --    $     --   $     --
Units Outstanding..................................         --           --          --         --
Variable Accumulation Unit Value...................   $     --     $     --    $     --   $     --
Total Return.......................................         --           --          --         --
Investment Income Ratio............................         --           --          --         --

GROUP 2 POLICIES(b)
Net Assets.........................................   $     --     $     --    $     --   $     --
Units Outstanding..................................         --           --          --         --
Variable Accumulation Unit Value...................   $     --     $     --    $     --   $     --
Total Return.......................................         --           --          --         --
Investment Income Ratio............................         --           --          --         --

GROUP 3 POLICIES
Net Assets.........................................   $    208     $     --    $    189   $     --
Units Outstanding..................................         17           --          15         --
Variable Accumulation Unit Value...................   $  11.98     $   9.63    $  12.68   $   9.84
Total Return.......................................       24.4%        (3.7%)      28.8%      (1.6%)
Investment Income Ratio............................         --           --          --         --

GROUP 4 POLICIES
Net Assets.........................................   $     --     $     --    $     --   $     --
Units Outstanding..................................         --           --          --         --
Variable Accumulation Unit Value...................   $     --     $     --    $     --   $     --
Total Return.......................................         --           --          --         --
Investment Income Ratio............................         --           --          --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                     DREYFUS IP                 DREYFUS VIF
                          CALVERT                               TECHNOLOGY GROWTH--         DEVELOPING LEADERS--
                      SOCIAL BALANCED                              INITIAL SHARES              INITIAL SHARES
    ----------------------------------------------------   ------------------------------   --------------------
      2003       2002       2001       2000       1999       2003       2002       2001             2003
    ------------------------------------------------------------------------------------------------------------
    $  1,377   $  1,178   $  1,275   $  1,248   $    983   $  1,633   $    320   $    279         $     --
          98         99         94         85         64        185         54         29               --
    $  14.04   $  11.85   $  13.58   $  14.70   $  15.28   $   8.81   $   5.88   $   9.77         $     --
        18.5%     (12.7%)     (7.6%)     (3.8%)     11.5%      49.9%     (39.8%)     (2.3%)             --
         1.9%       2.9%       3.9%                              --         --         --               --

    $  1,712   $  1,379   $    914   $    400   $      8   $  1,884   $    550   $    191         $     --
         172        165         95         39          1        206         91         19               --
    $   9.93   $   8.36   $   9.57   $  10.33   $  10.72   $   9.13   $   6.08   $  10.08         $     --
        18.7%     (12.6%)     (7.4%)     (3.6%)      7.2%      50.2%     (39.7%)      0.8%              --
         2.0%       3.4%       5.8%                              --         --         --               --

    $     --   $     --   $     --   $     --   $     --   $     53   $     24   $      5         $    135
          --         --         --         --         --          5          3         --               11
    $     --   $     --   $     --   $     --   $     --   $  11.51   $   7.63   $  12.59         $  12.75
          --         --         --         --         --       51.0%     (39.4%)     25.9%            27.5%
          --         --         --                               --         --         --               --

    $    185   $     59   $     --   $     --   $     --   $    637   $     68   $     --         $     --
          17          6         --         --         --         55          9         --               --
    $  11.11   $   9.31   $     --   $     --   $     --   $  11.59   $   7.68   $     --         $     --
        19.3%      (6.9%)       --         --         --       51.0%     (23.2%)       --               --
         2.6%      16.8%        --                               --         --         --               --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                     FIDELITY(R) VIP
                                                              CONTRAFUND(R)--INITIAL CLASS
                                                     -----------------------------------------------
                                                      2003      2002      2001      2000      1999
                                                     -----------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $59,024   $43,637   $44,376   $43,916   $37,009
Units Outstanding..................................    3,117     2,940     2,691     2,321     1,814
Variable Accumulation Unit Value...................  $ 18.94   $ 14.84   $ 16.49   $ 18.92   $ 20.41
Total Return.......................................     27.6%    (10.0%)   (12.8%)    (7.3%)    23.4%
Investment Income Ratio............................      0.4%      0.8%      0.8%

GROUP 2 POLICIES(b)
Net Assets.........................................  $30,734   $19,700   $15,235   $ 7,568   $   471
Units Outstanding..................................    2,774     2,273     1,586       688        40
Variable Accumulation Unit Value...................  $ 11.08   $  8.67   $  9.61   $ 11.00   $ 11.84
Total Return.......................................     27.8%     (9.8%)   (12.6%)    (7.1%)    18.4%
Investment Income Ratio............................      0.4%      0.7%      0.5%

GROUP 3 POLICIES
Net Assets.........................................  $   641   $   177   $   168   $    --   $    --
Units Outstanding..................................       56        20        17        --        --
Variable Accumulation Unit Value...................  $ 11.48   $  8.94   $  9.86   $    --   $    --
Total Return.......................................     28.5%     (9.3%)    (1.4%)      --        --
Investment Income Ratio............................      0.4%      0.8%       --

GROUP 4 POLICIES
Net Assets.........................................  $ 2,500   $   523   $    --   $    --   $    --
Units Outstanding..................................      218        59        --        --        --
Variable Accumulation Unit Value...................  $ 11.47   $  8.93   $    --   $    --   $    --
Total Return.......................................     28.5%    (10.7%)      --        --        --
Investment Income Ratio............................      0.2%       --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                     FIDELITY(R) VIP                         FIDELITY(R) VIP               FIDELITY(R) VIP
              EQUITY-INCOME--INITIAL CLASS                GROWTH--INITIAL CLASS       INDEX 500--INITIAL CLASS
     -----------------------------------------------   ---------------------------   ---------------------------
      2003      2002      2001      2000      1999      2003      2002      2001      2003      2002      2001
     -----------------------------------------------------------------------------------------------------------
     $22,122   $16,081   $17,855   $15,911   $12,869   $    --   $    --   $    --   $    --   $    --   $    --
       1,320     1,241     1,137       956       833        --        --        --        --        --        --
     $ 16.76   $ 12.95   $ 15.71   $ 16.64   $ 15.46   $    --   $    --   $    --   $    --   $    --   $    --
        29.4%    (17.7%)    (5.6%)     7.6%      5.6%       --        --        --        --        --        --
         1.7%      1.7%      1.5%                           --        --        --        --        --        --

     $12,853   $ 7,626   $ 5,786   $ 2,272   $   226   $    --   $    --   $    --   $    --   $    --   $    --
       1,111       855       536       199        21        --        --        --        --        --        --
     $ 11.57   $  8.92   $ 10.79   $ 11.41   $ 10.58   $    --   $    --   $    --   $    --   $    --   $    --
        29.7%    (17.3%)    (5.4%)     7.8%      5.8%       --        --        --        --        --        --
         1.6%      1.4%      1.1%                           --        --        --        --        --        --

     $   732   $    47   $     1   $    --   $    --   $   258   $   101   $   150   $   613   $    87   $   102
          66         6        --        --        --        28        15        15        63        11        10
     $ 11.17   $  8.57   $ 10.32   $    --   $    --   $  9.05   $  6.82   $  9.75   $  9.74   $  7.59   $  9.76
        30.3%    (17.1%)     3.2%       --        --      32.8%    (30.1%)    (2.5%)    28.4%    (22.2%)    (2.4%)
         0.3%      0.5%       --                           0.2%      0.3%       --       0.7%      1.3%       --

     $ 1,449   $   334   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         131        39        --        --        --        --        --        --        --        --        --
     $ 11.09   $  8.51   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
        30.3%    (14.9%)      --        --        --        --        --        --        --        --        --
         0.9%       --        --                            --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                       FIDELITY(R) VIP            FIDELITY(R) VIP             FIDELITY(R) VIP
                                                      INVESTMENT GRADE               MID CAP--                  OVERSEAS--
                                                     BOND--INITIAL CLASS           INITIAL CLASS               INITIAL CLASS
                                                     -------------------   ------------------------------   -------------------
                                                       2003       2002       2003       2002       2001       2003       2002
                                                     --------------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Units Outstanding..................................       --         --         --         --         --         --         --
Variable Accumulation Unit Value...................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Total Return.......................................       --         --         --         --         --         --         --
Investment Income Ratio............................       --         --         --         --         --         --         --

GROUP 2 POLICIES(b)
Net Assets.........................................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Units Outstanding..................................       --         --         --         --         --         --         --
Variable Accumulation Unit Value...................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Total Return.......................................       --         --         --         --         --         --         --
Investment Income Ratio............................       --         --         --         --         --         --         --

GROUP 3 POLICIES
Net Assets.........................................  $    89    $    51    $   632    $   393    $   344    $   509    $     1
Units Outstanding..................................        8          5         49         42         33         45         --
Variable Accumulation Unit Value...................  $ 10.70    $ 10.17    $ 12.89    $  9.30    $ 10.31    $ 11.29    $  7.88
Total Return.......................................      5.2%       1.7%      38.6%      (9.8%)      3.1%      43.4%     (21.2%)
Investment Income Ratio............................      4.1%        --        0.4%       0.8%        --        0.1%        --

GROUP 4 POLICIES
Net Assets.........................................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Units Outstanding..................................       --         --         --         --         --         --         --
Variable Accumulation Unit Value...................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Total Return.......................................       --         --         --         --         --         --         --
Investment Income Ratio............................       --         --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


         Janus Aspen Series
          MID CAP GROWTH--                  JANUS ASPEN SERIES BALANCED--
        INSTITUTIONAL SHARES                    INSTITUTIONAL SHARES
     ---------------------------   -----------------------------------------------
      2003      2002      2001      2003      2002      2001      2000      1999
     -----------------------------------------------------------------------------
     $    --   $    --   $    --   $43,234   $36,821   $35,709   $31,845   $22,549
          --        --        --     2,165     2,089     1,882     1,589     1,092
     $    --   $    --   $    --   $ 19.97   $ 17.63   $ 18.98   $ 20.04   $ 20.66
          --        --        --      13.3%     (7.1%)    (5.3%)    (3.0%)    25.9%
          --        --        --       2.3%      2.5%      2.7%

     $    --   $    --   $    --   $47,916   $36,285   $26,919   $12,464   $   887
          --        --        --     4,251     3,653     2,523     1,108        77
     $    --   $    --   $    --   $ 11.27   $  9.93   $ 10.67   $ 11.25   $ 11.57
          --        --        --      13.5%     (6.9%)    (5.2%)    (2.8%)    15.7%
          --        --        --       2.3%      2.7%      3.1%

     $    27   $     2   $     1   $   246   $   110   $    86   $    --   $    --
           3        --        --        23        12         9        --        --
     $ 10.41   $  7.70   $ 10.69   $ 10.72   $  9.40   $ 10.04   $    --   $    --
        35.1%    (27.9%)     6.9%     14.0%     (6.3%)     0.4%       --        --
          --        --        --       2.5%      2.4%      4.2%

     $    --   $    --   $    --   $ 3,422   $ 1,084   $    --   $    --   $    --
          --        --        --       317       114        --        --        --
     $    --   $    --   $    --   $ 10.80   $  9.47   $    --   $    --   $    --
          --        --        --      14.0%     (5.3%)      --        --        --
          --        --        --       2.6%      4.4%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                   JANUS ASPEN SERIES
                                                                   WORLDWIDE GROWTH--
                                                                  INSTITUTIONAL SHARES
                                                     -----------------------------------------------
                                                      2003      2002      2001      2000      1999
                                                     -----------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $51,897   $41,366   $52,870   $60,953   $52,432
Units Outstanding..................................    3,386     3,323     3,142     2,790     2,010
Variable Accumulation Unit Value...................  $ 15.33   $ 12.45   $ 16.82   $ 21.84   $ 26.09
Total Return.......................................     23.1%    (25.9%)   (23.0%)   (16.3%)    63.4%
Investment Income Ratio............................      1.1%      0.9%      0.5%

GROUP 2 POLICIES(b)
Net Assets.........................................  $40,827   $27,454   $25,080   $14,062   $   629
Units Outstanding..................................    4,887     4,055     2,746     1,188        45
Variable Accumulation Unit Value...................  $  8.35   $  6.77   $  9.13   $ 11.84   $ 14.11
Total Return.......................................     23.4%    (25.7%)   (22.9%)   (16.1%)    41.1%
Investment Income Ratio............................      1.1%      1.0%      0.6%

GROUP 3 POLICIES
Net Assets.........................................  $   185   $   136   $   104   $    --   $    --
Units Outstanding..................................       20        18        10        --        --
Variable Accumulation Unit Value...................  $  9.46   $  7.63   $ 10.24   $    --   $    --
Total Return.......................................     24.0%    (25.4%)     2.4%       --        --
Investment Income Ratio............................      1.0%      1.1%      1.0%

GROUP 4 POLICIES
Net Assets.........................................  $ 1,530   $   418   $    --   $    --   $    --
Units Outstanding..................................      151        51        --        --        --
Variable Accumulation Unit Value...................  $ 10.15   $  8.19   $    --   $    --   $    --
Total Return.......................................     24.0%    (18.1%)      --        --        --
Investment Income Ratio............................      1.1%      1.8%       --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                     MFS(R)
                                       NEW           MFS(R)
                                    DISCOVERY       UTILITIES
         MFS(R) INVESTORS           SERIES--        SERIES--         NEUBERGER BERMAN AMT
    TRUST SERIES--INITIAL CLASS   INITIAL CLASS   INITIAL CLASS         MID-CAP GROWTH
    ---------------------------   -------------   -------------   ---------------------------
     2003      2002      2001         2003            2003         2003      2002      2001
    -----------------------------------------------------------------------------------------
    $    --   $    --   $    --      $    --         $    --      $    --   $    --   $    --
         --        --        --           --              --           --        --        --
    $    --   $    --   $    --      $    --         $    --      $    --   $    --   $    --
         --        --        --           --              --           --        --        --
         --        --        --           --              --           --        --        --

    $    --   $    --   $    --      $    --         $    --      $    --   $    --   $    --
         --        --        --           --              --           --        --        --
    $    --   $    --   $    --      $    --         $    --      $    --   $    --   $    --
         --        --        --           --              --           --        --        --
         --        --        --           --              --           --        --        --

    $    54   $    46   $    61      $    22         $     5      $    39   $    10   $     4
          6         6         6            2              --            4         1        --
    $  9.63   $  7.88   $  9.97      $ 10.54         $ 12.87      $ 10.42   $  8.14   $ 11.52
       22.1%    (21.0%)    (0.3%)        5.4%           28.7%        28.1%    (29.3%)    15.2%
        0.7%      0.5%       --           --             2.2%          --        --        --

    $    --   $    --   $    --      $    --         $    --      $    --   $    --   $    --
         --        --        --           --              --           --        --        --
    $    --   $    --   $    --      $    --         $    --      $    --   $    --   $    --
         --        --        --           --              --           --        --        --
         --        --        --           --              --           --        --        --


                      T. ROWE PRICE
                 EQUITY INCOME PORTFOLIO
     -----------------------------------------------
      2003      2002      2001      2000      1999
    -----------------------------------------------------------------------------------------   ------------------------------------
-----------
     $ 6,156   $ 3,525   $ 2,013   $    51   $    --
         516       368       182         5        --
     $ 11.92   $  9.57   $ 11.09   $ 11.01   $    --
        24.6%    (13.7%)     0.7%     10.1%       --
         1.8%      1.8%      1.8%
     $12,402   $ 6,921   $ 3,893   $   713   $    85
       1,029       717       349        64         9
     $ 12.05   $  9.65   $ 11.16   $ 11.06   $  9.83
        24.9%    (13.5%)     0.9%     12.5%     (1.7%)
         1.8%      1.8%      1.7%
     $   662   $   276   $   207   $    --   $    --
          61        32        21        --        --
     $ 10.85   $  8.65   $  9.96   $    --   $    --
        25.5%    (13.3%)    (0.4%)      --        --
         1.8%      1.8%      3.3%
     $ 1,764   $   298   $    --   $    --   $    --
         162        34        --        --        --
     $ 10.92   $  8.70   $    --   $    --   $    --
        25.5%    (13.0%)      --        --        --
         1.9%      2.7%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                                                   VAN KAMPEN
                                                                   T. ROWE PRICE                                  UIF EMERGING
                                                                   LIMITED-TERM                 VAN ECK             MARKETS
                                                                       BOND                    WORLDWIDE             DEBT--
                                                                     PORTFOLIO                HARD ASSETS           CLASS I
                                                              -----------------------         -----------         ------------
                                                               2003            2002              2003                 2003
                                                              ----------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets..................................................  $    --         $    --           $    --             $    --
Units Outstanding...........................................       --              --                --                  --
Variable Accumulation Unit Value............................  $    --         $    --           $    --             $    --
Total Return................................................       --              --                --                  --
Investment Income Ratio.....................................       --              --                --                  --

GROUP 2 POLICIES(b)
Net Assets..................................................  $    --         $    --           $    --             $    --
Units Outstanding...........................................       --              --                --                  --
Variable Accumulation Unit Value............................  $    --         $    --           $    --             $    --
Total Return................................................       --              --                --                  --
Investment Income Ratio.....................................       --              --                --                  --

GROUP 3 POLICIES
Net Assets..................................................  $   269         $    86           $     4             $    20
Units Outstanding...........................................       26               8                --                   2
Variable Accumulation Unit Value............................  $ 10.52         $ 10.09           $ 11.38             $ 10.94
Total Return................................................      4.3%            0.9%             13.8%                9.4%
Investment Income Ratio.....................................      3.5%            4.3%               --                  --

GROUP 4 POLICIES
Net Assets..................................................  $    --         $    --           $    --             $    --
Units Outstanding...........................................       --              --                --                  --
Variable Accumulation Unit Value............................  $    --         $    --           $    --             $    --
Total Return................................................       --              --                --                  --
Investment Income Ratio.....................................       --              --                --                  --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                            Van Kampen
                         Van Kampen                          UIF U.S.
                            UIF                            Real Estate--
              Emerging Markets Equity--Class I                Class I
    ----------------------------------------------------   -------------
      2003       2002       2001       2000       1999         2003
    --------------------------------------------------------------------
    $  9,762   $  5,859   $  6,070   $  5,669   $  6,651     $     --
         888        792        742        644        456           --
    $  11.00   $   7.40   $   8.18   $   8.81   $  14.59     $     --
        48.6%      (9.5%)     (7.2%)    (39.6%)     94.3%          --
          --         --         --                                 --

    $  6,724   $  3,494   $  2,877   $  1,451   $     58     $     --
         595        461        344        161          4           --
    $  11.29   $   7.58   $   8.36   $   8.99   $  14.86     $     --
        48.9%      (9.4%)     (7.0%)    (39.5%)     48.6%          --
          --         --         --                                 --

    $      2   $      1   $     --   $     --   $     --     $      4
          --         --         --         --         --           --
    $  12.09   $   8.07   $     --   $     --   $     --     $  12.00
        49.7%     (19.3%)       --         --         --         20.0%
          --         --         --                                 --

    $    371   $     74   $     --   $     --   $     --     $     --
          30          9         --         --         --           --
    $  12.42   $   8.30   $     --   $     --   $     --     $     --
        49.7%     (17.0%)       --         --         --           --
          --         --         --                                 --

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Universal Life Separate Account-I Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond (Initial Class), MainStay VP Capital Appreciation (Initial Class), MainStay VP Cash Management, MainStay VP Convertible (Initial Class), MainStay VP Equity Income (Initial Class), MainStay VP Government (Initial Class), MainStay VP Growth Equity (Initial Class), MainStay VP High Yield Corporate Bond (Initial Class), MainStay VP Indexed Equity (Initial Class), MainStay VP International Equity (Initial Class), MainStay VP Mid Cap Core (Initial Class), MainStay VP Mid Cap Growth (Initial Class), MainStay Small Cap Growth (Initial Class), MainStay VP Total Return (Initial Class), MainStay VP Value (Initial Class), MainStay VP American Century Income and Growth (Initial Class), MainStay VP Dreyfus Large Company Value (Initial Class), MainStay VP Eagle Asset Management Growth Equity (Initial Class), Alger American Leveraged All Cap (Class O Shares), Alger American Small Capitalization (Class O Shares), American Century VP Inflation Protection (Class II), American Century VP International (Class II), American Century VP Value (Class II), Calvert Social Balanced, Dreyfus IP Technology Growth (Initial Shares), Dreyfus VIF Developing Leaders (Initial Shares) (formerly known as Dreyfus VIF Small Cap Growth), Fidelity(R) VIP Contrafund(R) (Initial Class), Fidelity(R) VIP Equity-Income (Initial Class), Fidelity(R) VIP Growth (Initial Class), Fidelity(R) VIP Index 500 (Initial Class), Fidelity(R) VIP Investment Grade Bond (Initial Class), Fidelity(R) VIP Mid Cap (Initial Class), Fidelity(R) VIP Overseas (Initial Class), Janus Aspen Series Mid Cap Growth (Institutional Shares) (formerly known as Janus Aspen Series Aggressive Growth), Janus Aspen Series Balanced (Institutional Shares), Janus Aspen Series Worldwide Growth (Institutional Shares), MFS(R) Investors Trust Series (Initial Class), MFS(R) New Discovery Series (Initial Class), MFS(R) Research Series (Initial Class), MFS(R) Utilities Series (Initial Class), Neuberger Berman AMT Mid-Cap Growth, T. Rowe Price Equity Income Portfolio, T. Rowe Price Limited-Term Bond Portfolio, Van Eck Worldwide Hard Assets, Van Eck Worldwide Absolute Return, Van Kampen UIF Emerging Markets Debt (Class I), Van Kampen UIF Emerging Markets Equity (Class
I) and Van Kampen UIF U.S. Real Estate (Class I) Investment Divisions (constituting the NYLIAC Variable Universal Life Separate Account-I) at December 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 18, 2004

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2003       2002
                                                              -------    -------
                                                                (IN MILLIONS)
ASSETS
Fixed maturities, at fair value
  Available for sale                                          $29,401    $24,515
  Trading securities                                               66         --
Equity securities, at fair value
  Available for sale                                               47         70
  Trading securities                                               22         --
Mortgage loans                                                  2,665      2,389
Policy loans                                                      563        577
Other investments                                                 280        739
                                                              -------    -------
     Total investments                                         33,044     28,290

Cash and cash equivalents                                         761      1,362
Deferred policy acquisition costs                               2,180      1,781
Interest in annuity contracts                                   3,306      2,958
Other assets                                                    1,234      1,440
Separate account assets                                        11,589      9,245
                                                              -------    -------
     Total assets                                             $52,114    $45,076
                                                              =======    =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                               $29,366    $25,260
Future policy benefits                                          1,027        967
Policy claims                                                     107        103
Obligations under structured settlement agreements              3,306      2,958
Other liabilities                                               2,556      3,280
Separate account liabilities                                   11,500      9,154
                                                              -------    -------
     Total liabilities                                         47,862     41,722
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  (20,000 shares authorized, 2,500 issued and outstanding)         25         25
Additional paid in capital                                      1,410        910
Accumulated other comprehensive income                            590        451
Retained earnings                                               2,227      1,968
                                                              -------    -------
     Total stockholder's equity                                 4,252      3,354
                                                              -------    -------
     Total liabilities and stockholder's equity               $52,114    $45,076
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2003     2002     2001
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
  Premiums                                                    $    3   $  144   $  235
  Fees -- universal life and annuity policies                    603      546      509
  Net investment income                                        1,801    1,647    1,452
  Net investment losses                                           (3)     (49)     (50)
  Other income                                                    19       16        9
                                                              ------   ------   ------
     Total revenues                                            2,423    2,304    2,155
                                                              ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances         1,321    1,280    1,133
  Policyholder benefits                                          139      305      354
  Operating expenses                                             588      554      536
                                                              ------   ------   ------
     Total expenses                                            2,048    2,139    2,023
                                                              ------   ------   ------
Income before income taxes and cumulative effect of a change
  in accounting principle                                        375      165      132
Income tax expense/(benefit)                                     116       (1)      31
                                                              ------   ------   ------
Income before cumulative effect of a change in accounting
  principle                                                      259      166      101
Cumulative effect of a change in accounting principle (net
  of income tax expense of $8 million)                            --       --       14
                                                              ------   ------   ------
NET INCOME                                                    $  259   $  166   $  115
                                                              ======   ======   ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                                    ACCUMULATED
                                                         ADDITIONAL                    OTHER            TOTAL
                                              CAPITAL     PAID IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                               STOCK      CAPITAL      EARNINGS    INCOME (LOSS)       EQUITY
                                              -------    ----------    --------    -------------    -------------
                                                                         (IN MILLIONS)
BALANCE AT JANUARY 1, 2001                      $25        $  480       $1,721         $(31)           $2,195
                                                                                                       ------
Comprehensive income:
  Net income                                                               115                            115
                                                                                                       ------
     Cumulative effect of a change in
       accounting principle, net of tax                                                  (2)               (2)
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     137               137
                                                                                                       ------
  Other comprehensive income                                                                              135
                                                                                                       ------
Total comprehensive income                                                                                250
  Capital contribution                                        300                                         300
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2001                     25           780        1,836          104             2,745
                                                                                                       ------
Comprehensive income:
  Net income                                                               166                            166
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     350               350
                                                                                                       ------
  Other comprehensive income                                                                              350
                                                                                                       ------
Total comprehensive income                                                                                516
  Capital contribution                                        130                                         130
  Transfer of Taiwan branch net assets to an
     affiliated company (See Note 12 --
     Related Party Transactions)                                           (34)          (3)              (37)
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2002                     25           910        1,968          451             3,354
                                                                                                       ------
Comprehensive income:
  Net income                                                               259                            259
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     139               139
                                                                                                       ------
  Other comprehensive income                                                                              139
                                                                                                       ------
Total comprehensive income                                                                                398
  Capital contribution                                        500                                         500
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2003                    $25        $1,410       $2,227         $590            $4,252
                                                ===        ======       ======         ====            ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                              --------------------------------
                                                                2003        2002        2001
                                                              --------    --------    --------
                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    259    $    166    $    115
  Adjustments to reconcile net income to net cash provided
     by operating activities:
     Depreciation and amortization                                  35           1         (26)
     Net capitalization of deferred policy acquisition costs      (400)       (441)       (380)
     Annuity and universal life fees                              (296)       (257)       (227)
     Interest credited to policyholders' account balances        1,321       1,292       1,133
     Net investment losses                                           3          49          50
     Deferred income taxes                                          17          (1)         21
     Cumulative effect of a change in accounting principle          --          --         (14)
     (Increase) decrease in:
       Net separate account assets and liabilities                  19          --         (35)
       Other assets and other liabilities                         (250)         99          88
       Trading securities                                           89          29          --
     Increase (decrease) in:
       Policy claims                                                 4          (4)         34
       Future policy benefits                                      (23)        170         186
                                                              --------    --------    --------
          NET CASH PROVIDED BY OPERATING ACTIVITIES                778       1,103         945
                                                              --------    --------    --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
     Sale of available for sale fixed maturities                22,559      24,951      28,757
     Maturity of available for sale fixed maturities               418       1,090       1,902
     Sale of equity securities                                      39          38         109
     Repayment of mortgage loans                                   776         466         322
     Sale of other investments                                     520         206          58
  Cost of:
     Available for sale fixed maturities acquired              (27,666)    (30,915)    (33,811)
     Equity securities acquired                                    (19)        (66)       (112)
     Mortgage loans acquired                                    (1,052)       (791)       (469)
     Other investments acquired                                    (70)        (21)       (715)
  Policy loans (net)                                                14         (27)        (32)
  Increase in loaned securities                                    125         747          23
  Securities sold under agreements to repurchase (net)            (644)        514         153
                                                              --------    --------    --------
          NET CASH USED IN INVESTING ACTIVITIES                 (5,000)     (3,808)     (3,815)
                                                              --------    --------    --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits                                                    5,094       5,351       4,525
     Withdrawals                                                (1,715)     (1,501)     (1,396)
     Net transfers to the separate accounts                       (258)       (585)       (536)
  Transfer of Taiwan branch cash to an affiliated company           --        (116)         --
  Capital contribution received from parent                        500         130         300
                                                              --------    --------    --------
          NET CASH PROVIDED BY FINANCING ACTIVITIES              3,621       3,279       2,893
                                                              --------    --------    --------
  Effect of exchange rate changes on cash and cash
     equivalents                                                    --          (2)         --
                                                              --------    --------    --------
Net increase (decrease) in cash and cash equivalents              (601)        572          23
                                                              --------    --------    --------
Cash and cash equivalents, beginning of year                     1,362         790         767
                                                              --------    --------    --------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    761    $  1,362    $    790
                                                              ========    ========    ========

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2003, 2002 AND 2001

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed maturity investments classified as available for sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using either a discounted cash flow approach, broker dealer quotations or management's pricing model. Unrealized gains and losses on available for sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from fixed maturities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     Significant changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. For equity securities classified as available for sale, unrealized gains and losses are reflected in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     The cost basis of fixed maturities and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment gains and losses in the accompanying Statement of Income. The Company continuously monitors securities that have an estimated fair value that is below amortized cost in order to determine if there is any evidence that the decline in estimated fair value is not temporary. Factors considered in evaluating whether a decline in value is other than temporary include: 1) whether the decline is substantial; 2) the amount of time that the fair value has been less than cost; 3) the financial condition and near-term prospects of the issuer; and 4) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balance, net of discount/premium and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INVESTMENTS -- (CONTINUED)

agreement. These specific valuation allowances are based upon the fair value of the collateral or the present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general valuation allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Other investments consist primarily of investments in limited partnerships and limited liability companies, derivatives, investment real estate and collateralized loans. Limited partnerships and limited liability companies are carried on the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Collateralized loans are reported at outstanding principal balance reduced by any charge-off or specific valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note
10 -- Derivative Financial Instruments and Risk Management.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the accompanying Balance Sheet and are carried at amortized cost, which approximates fair value.

     Net investment gains (losses) on sales are computed using the specific identification method.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities borrowed and securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities borrowed and loaned with additional collateral obtained as necessary.

     Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. Assets to be repurchased or resold are the same or substantially the same as the assets borrowed or sold. The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Balance Sheet. These consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. Changes in assumptions are reflected as retroactive adjustments in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

DEFERRED POLICY ACQUISITION COSTS -- (CONTINUED)

The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals and mortality and expense charges. This liability includes for amounts that have been assessed to compensate the insurer for services to be performed over future periods.

OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of reinsurance recoverables, investment income due and accrued, amounts receivable for undelivered securities, furniture and equipment and capitalized software and web development costs. Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets, which generally ranges from 3 to 10 years. Capitalized external and internal software and web development costs are amortized on a straight-line basis over the estimated useful life of the software, not to exceed 5 years. Other liabilities consist primarily of securities loaned, deferred income taxes and repurchase agreements.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred income tax assets and liabilities are recognized for the future tax consequence of temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities.

SEPARATE ACCOUNTS

     The Company has established non-guaranteed, guaranteed and registered separate accounts with varying investment objectives which are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. Separate account assets are stated at fair value. The liability for separate accounts represents policyholders' interests in the separate account assets. For its non-guaranteed and registered separate accounts, these liabilities include accumulated net investment income and realized and unrealized gains and losses on those assets, and generally reflect fair value. For its guaranteed, non-registered separate accounts, the liability represents amounts due to policyholders pursuant to the terms of the contract.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

SEPARATE ACCOUNTS -- (CONTINUED)

     The guaranteed separate accounts maintained on a fair value basis provides a guarantee of principal and interest for contracts held to maturity. Prior to maturity, a market value adjustment is imposed upon certain surrenders. Interest rates on these contracts may be adjusted periodically.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans are reported in Note 2 -- Significant Accounting Policies and
Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Insurance Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed-income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed-income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, and equity real estate, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities. Furthermore, in periods of declining interest rates, bond calls and mortgage prepayments generally increase, resulting in reinvestment at then current markets rates.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no assurance can be given that it will be successful in managing the effects of such volatility and that such volatility will not have a material adverse impact on the Company's financial condition and results of operation.

     Credit defaults and impairments may result in writedowns in the value of fixed income and equity securities held by the Company. Recent corporate and accounting scandals continue to increase the risks of defaults on fixed maturities securities. Additionally, credit rating agencies may in the future downgrade certain issuers of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulations, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any of these changes will be made, whether any such administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

BUSINESS RISKS AND UNCERTAINTIES -- (CONTINUED)

     The development of policy reserves and deferred policy acquisition costs for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     The Company issues certain variable products with various types of guaranteed minimum death benefit features. The Company currently reserves for expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly during the period when account values are less than guaranteed amounts.

     As a subsidiary of a mutual life insurance company, the Company is subject to a tax on its equity base ("EBT"). The EBT has been suspended for 3 years beginning with the 2001 tax year (see Note 8 -- Federal Income Taxes). As a result of the suspension, in 2002 the Company released the prior accrual held for the EBT. In the absence of any new legislation extending the suspension or eliminating this tax, the Company is subject to this tax beginning in 2004.

CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities", ("SFAS 133") as amended by Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment to FASB Statement No. 133", ("SFAS 138"). SFAS 133 and SFAS 138 established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. SFAS 133 requires that all derivatives be recorded on the balance sheet at their fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10. The cumulative effect of the adoption of SFAS 133 and SFAS 138, as of January 1, 2001, resulted in a $14 million decrease in other comprehensive income with a corresponding increase of $14 million in net income, net of taxes. Upon its adoption of SFAS No. 133, the Company reclassified $646 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative effect adjustment of $12 million increasing other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001. The net impact on other comprehensive income of these adjustments was a decrease of $2 million, after tax.

     In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 provides guidance on a number of topics, including separate account presentation, interest in separate accounts, liability valuation, returns based on a contractually referenced pool of assets or index, and accounting for contracts that contain death or other insurance benefit features.

     SOP 03-1 will be effective for the Company's financial statements on January 1, 2004. The effect of initially adopting SOP 03-01 will be reported as a cumulative effect of a change in accounting principle. The company is currently completing an assessment of the impact of the SOP on its operations; however, we do

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

RECENT ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)

not believe that the implementation of SOP 03-01 will have a material effect on the Company's financial position.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     At December 31, 2003 and 2002, the maturity distribution of fixed maturities was as follows (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              2003                       2002
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $ 1,118      $ 1,127       $   621      $   630
Due after one year through five years                   4,913        5,206         4,306        4,513
Due after five years through ten years                  8,754        9,291         7,151        7,546
Due after ten years                                     4,164        4,441         3,402        3,659
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government agency               303          315           535          559
  Other mortgage-backed securities                      6,306        6,541         5,119        5,434
  Other asset-backed securities                         2,424        2,480         2,102        2,174
                                                      -------      -------       -------      -------
     Total Available for Sale                         $27,982      $29,401       $23,236      $24,515
                                                      =======      =======       =======      =======

     At December 31, 2003 and 2002, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                           2003
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $   735       $   21         $  2        $   754
U.S. agencies, state and municipal                     1,060           85            3          1,142
Foreign governments                                      122           10           --            132
Corporate                                             17,335        1,112           95         18,352
Other mortgage-backed securities                       6,306          259           24          6,541
Other asset-backed securities                          2,424           73           17          2,480
                                                     -------       ------         ----        -------
     Total Available for Sale                        $27,982       $1,560         $141        $29,401
                                                     =======       ======         ====        =======

                                                                           2002
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $ 1,022       $   48         $  1        $ 1,069
U.S. agencies, state and municipal                     1,579          131           --          1,710
Foreign governments                                      105           11           --            116
Corporate                                             13,309          952          249         14,012
Other mortgage-backed securities                       5,119          316            1          5,434
Other asset-backed securities                          2,102           94           22          2,174
                                                     -------       ------         ----        -------
     Total Available for Sale                        $23,236       $1,552         $273        $24,515
                                                     =======       ======         ====        =======

     At December 31, 2003 and 2002, the Company has outstanding contractual obligations to acquire additional private placement securities amounting to $16 million and $161 million, respectively.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

EQUITY SECURITIES

     At December 31, 2003 and 2002, the distribution of gross unrealized gains and losses on available for sale equity securities was as follows (in millions):

                UNREALIZED    UNREALIZED    ESTIMATED
        COST      GAINS         LOSSES      FAIR VALUE
        ----    ----------    ----------    ----------
2003    $46       $   2          $ 1           $47
2002    $81       $  --          $11           $70

MORTGAGE LOANS

     The Company's mortgage loans are diversified by property type, location and borrower, and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2003 and 2002 is estimated to be $2,854 million and $2,614 million, respectively. Fair value is determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities. As mortgage loans are generally intended to be held to maturity, the fair value does not necessarily represent the values for which those loans could have been sold for at December 31, 2003 or 2002.

     At December 31, 2003 and 2002, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $58 million and $60 million at fixed and floating interest rates ranging from 2.7% to 7.8% and from 3.7% to 8.5%, respectively. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS -- (CONTINUED)

     At December 31, 2003 and 2002, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                           2003                  2002
                                     -----------------    ------------------
                                     CARRYING    % OF     CARRYING     % OF
                                      VALUE      TOTAL     VALUE      TOTAL
                                     --------    -----    --------    ------
Property Type:
  Office buildings                    $  943      35.4%    $  855       35.8%
  Retail                                 474      17.8%       397       16.6%
  Residential                            608      22.8%       604       25.3%
  Industrial                             336      12.6%       238       10.0%
  Apartment buildings                    269      10.1%       258       10.8%
  Other                                   35       1.3%        37        1.5%
                                      ------     -----     ------     ------
     Total                            $2,665     100.0%    $2,389      100.0%
                                      ======     =====     ======     ======
Geographic Region:
  Central                             $  783      29.4%    $  606       25.4%
  South Atlantic                         684      25.7%       654       27.4%
  Pacific                                563      21.1%       474       19.8%
  Middle Atlantic                        455      17.0%       486       20.3%
  New England                            180       6.8%       169        7.1%
                                      ------     -----     ------     ------
     Total                            $2,665     100.0%    $2,389      100.0%
                                      ======     =====     ======     ======

OTHER INVESTMENTS

     The components of other investments as of December 31, 2003 and 2002 were as follows (in millions):

                                                           2003    2002
                                                           ----    ----
Limited liability company                                  $157    $675
Collateralized loans                                         40      --
Derivatives                                                  34      26
Limited partnerships                                         28      17
Real estate                                                  17      17
Other                                                         4       4
                                                           ----    ----
     Total other investments                               $280    $739
                                                           ====    ====

     Investments in limited liability company represents the Company's investment in the New York Life Short Term Investment Fund ("STIF"), formed by NYL to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Accumulated depreciation on real estate at December 31, 2003 and 2002 was $6 million and $5 million, respectively. Depreciation expense totaled $1 million for each year ended December 31, 2003, 2002 and 2001.

RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million at December 31, 2003 and 2002 were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available for sale fixed maturities on the accompanying Balance Sheet.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2003, 2002 and 2001, were as follows (in millions):

                                              2003      2002      2001
                                             ------    ------    ------
Fixed maturities                             $1,604    $1,448    $1,238
Equity securities                                 2         3         6
Mortgage loans                                  167       170       155
Policy loans                                     46        45        47
Other investments                                30        30        45
                                             ------    ------    ------
  Gross investment income                     1,849     1,696     1,491
Investment expenses                             (48)      (49)      (39)
                                             ------    ------    ------
  Net investment income                      $1,801    $1,647    $1,452
                                             ======    ======    ======

     For the years ended December 31, 2003, 2002 and 2001, investment gains (losses) computed under the specific identification method were as follows (in millions):

                                                2003                           2002                           2001
                                      -------------------------      -------------------------      -------------------------
                                      GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                      -----              ------      -----              ------      -----              ------
Fixed maturities                      $192               $(176)      $192               $(236)      $163               $(217)
Equity securities                        5                  (7)         8                  (8)        11                  (9)
Mortgage loans                           2                  (4)         1                  (1)        --                  (1)
Derivative instruments                   1                  (4)         1                  (4)         1                  (7)
Other investments                       --                 (12)        --                  (2)        10                  (1)
                                      ----               -----       ----               -----       ----               -----
     Subtotal                         $200               $(203)      $202               $(251)      $185               $(235)
                                      ====               =====       ====               =====       ====               =====
Total net investment losses                     $(3)                           $(49)                          $(50)
                                                ===                            ====                           ====

     Effective January 1, 2003 the Company transferred all other-than-temporarily impaired securities to a trading portfolio at fair value. Accordingly, for the year 2003 the trading portfolio required a mark-to-market adjustment through net investment losses to reflect any subsequent decline or increase in fair market value. The net gain released from unrealized gains in accumulated other comprehensive income in the accompanying Balance Sheet and reflected in net investment losses in the accompanying Statement of Income at the date of transfer amounted to $2 million.

     On April 1, 2002 the Company transferred the convertible bond and preferred stock portfolios from available for sale into the trading category. The net gain released from unrealized gains in accumulated other comprehensive income in the accompanying Balance Sheet and reflected in net investment losses in the accompanying Statement of Income at the date of transfer amounted to $3 million. The convertible portfolio was subsequently sold during 2002.

     The gross gains and losses on trading securities amounted to $21 million and $73 million for the year ended, December 31, 2003. The gross gains and losses on trading securities amounted to $3 million and $7 million for the period April 1, 2002 through December 31, 2002. Trading gains and losses are included in net investment losses in the accompanying Statement of Income.

     Related losses from other-than-temporary impairments in fixed maturities (included in gross investment losses on fixed maturities above) were $24 million, $70 million and $33 million for the years ended December 31, 2003, 2002 and 2001, respectively. Related losses from other-than-temporary impairments in equities (included in gross investment losses on equity securities above) were $7 million at December 31, 2003. There were no other-than-temporary impairment losses in equities for 2002 and 2001.

     The following table presents the Company's gross unrealized losses and fair values for fixed maturities and equities into two categories: (1) when the estimated fair value has declined and remained below

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)

amortized cost for a period of less than twelve months, and (2) when the estimated fair value has declined and remained below cost for a period of greater than twelve months, at December 31, 2003 (in millions):

                                             LESS THAN           GREATER THAN
                                             12 MONTHS            12 MONTHS               TOTAL
                                        -------------------   ------------------   -------------------
                                         FAIR    UNREALIZED   FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                        VALUE      LOSSES     VALUE     LOSSES     VALUE      LOSSES
----------------                        ------   ----------   -----   ----------   ------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies             $  319      $  2      $ --       $--       $  319      $  2
U.S. agencies, state and municipal         134         3        --        --          134         3
Foreign governments                         14         *        --        --           14         *
Corporate                                2,306        72       338        23        2,644        95
Mortgage-backed securities               1,184        24         1         *        1,185        24
Asset-backed securities                    344         9        58         8          402        17
                                        ------      ----      ----       ---       ------      ----
     TOTAL FIXED MATURITIES              4,301       110       397        31        4,698       141
                                        ------      ----      ----       ---       ------      ----
               EQUITIES
               --------
Preferred Stock                             --        --         4         1            4         1
                                        ------      ----      ----       ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED
       SECURITIES                       $4,301      $110      $401       $32       $4,702      $142
                                        ======      ====      ====       ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

     For the securities with gross unrealized losses, the decline in fair value is principally related to changes in interest rates and weak economic and market conditions in certain corporate sectors such as airlines, energy and utilities that are now experiencing a gradual rebound in fair value. Recent improvement in fair value for these securities evidences continued recovery as economic and market conditions improve. Refer to Note 2 -- Significant Accounting Policies for Investments, which discloses the Company's process for reviewing invested assets for impairments.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available for sale investments are included in the accompanying Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in the accompanying

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

Statement of Income. The amounts for the years ended December 31, 2003, 2002 and 2001 are as follows (in millions):

                                                         2003    2002     2001
                                                         ----    -----    ----
Net unrealized investment gains (losses), beginning of
  the year                                               $451    $ 104    $(31)
                                                         ----    -----    ----
Cumulative effect of a change in accounting principle      --       --      (2)
                                                         ----    -----    ----
Changes in net unrealized investment gains attributable
  to investments:
  Net unrealized investment gains arising during the
     period                                               132      663     172
  Less: Reclassification adjustments for gains (losses)
     included in net income                                18        9     (64)
                                                         ----    -----    ----
  Change in net unrealized investment gains, net of
     adjustments                                          114      654     236
Impact of net unrealized investment gains (losses) on:
  Policyholders' account balance                           26      (15)     --
  Deferred policy acquisition costs                        (1)    (289)    (99)
                                                         ----    -----    ----
Change in net unrealized investment gains (losses)        139      350     137
                                                         ----    -----    ----
Transfer of Taiwan branch to an affiliated company         --       (3)     --
                                                         ----    -----    ----
Net unrealized investment gains (losses), end of year    $590    $ 451    $104
                                                         ====    =====    ====

     Net unrealized gains on investments reported in the preceding table for the years ended December 31, 2003, 2002 and 2001 are net of income tax expense of $71 million $357 million and $93 million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2003, 2002 and 2001 are net of income tax expense (benefit) of $10 million, $5 million and ($34) million, respectively.

     Policyholders' account balance reported in the preceding table for the years ended December 31, 2003 and 2002 are net of income tax expense (benefit) of $14 million and $(8) million, respectively.

     Deferred policy acquisition costs in the preceding table for the years ended December 31, 2003, 2002 and 2001 are net of income tax benefit of $-, $156 million and $53 million, respectively.

     On July 1, 2002, the cumulative unrealized gain associated with the Taiwan branch was transferred to an affiliated company as described in Note
12 -- Related Party Transactions.

NOTE 5 -- INSURANCE LIABILITIES

     The Company's investment contracts are primarily deferred annuities. The carrying value, which approximates fair value, of the Company's liabilities for deferred annuities at December 31, 2003 and 2002, was $15,733 million and $13,319 million, respectively, and is included in policyholders' account balances in the accompanying Balance Sheet.

     The cumulative guaranteed minimum death benefit reserve at December 31, 2003 and 2002 was $29 million and $55 million, respectively, and is included in future policy benefits in the accompanying Balance Sheet.

NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains non-guaranteed separate accounts for its variable deferred annuity and variable life products; certain of which are registered with the Securities and Exchange Commission. Assets in non-guaranteed separate accounts were $10,866 million and $8,526 million at December 31, 2003 and 2002, respectively. The Company maintains investments in the non-guaranteed separate accounts of $45 million and $52 million at December 31, 2003 and 2002, respectively. The assets of these separate accounts represent

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 6 -- SEPARATE ACCOUNTS -- (CONTINUED)

investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds.

     The Company maintains one guaranteed separate account for universal life insurance policies, with assets of $723 million and $719 million at December 31, 2003 and 2002, respectively. This account provides a minimum guaranteed interest rate with a market value adjustment imposed upon certain surrenders. The assets of this separate account, which are carried at fair value, primarily represent investments in investment grade corporate bonds and mortgage-backed securities.

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs ("DAC") for the years ended December 31, 2003, 2002 and 2001 was as follows (in millions):

                                                      2003      2002      2001
                                                     ------    ------    ------
Balance at beginning of year                         $1,781    $1,887    $1,660
  Current year additions                                645       630       558
  Amortized during year                                (245)     (189)     (179)
  Adjustment for change in unrealized investment
     gains                                               (1)     (445)     (152)
  Transfer of Taiwan branch to an affiliated
     company                                             --      (102)       --
                                                     ------    ------    ------
Balance at end of year                               $2,180    $1,781    $1,887
                                                     ======    ======    ======

     On July 1, 2002, the assets and liabilities including deferred policy acquisition costs associated with the Taiwan branch were transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of income tax expense (benefit) included in the accompanying Statement of Income was as follows (in millions):

                                                            2003    2002    2001
                                                            ----    ----    ----
Current:
  Federal                                                   $ 94    $(1)    $ 8
  State and local                                              5      1       2
                                                            ----    ---     ---
                                                              99     --      10
Deferred:
  Federal                                                     17     (1)     21
                                                            ----    ---     ---
Income tax expense/(benefit)                                $116    $(1)    $31
                                                            ====    ===     ===

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES -- (CONTINUED)

     The components of the net deferred tax liability as of December 31, 2003 and 2002 were as follows (in millions):

                                                               2003     2002
                                                              ------    ----
Deferred tax assets:
  Future policyholder benefits                                $  487    $427
  Employee and agents benefits                                    62      58
                                                              ------    ----
     Deferred tax assets                                         549     485
                                                              ------    ----
Deferred tax liabilities:
  Deferred policy acquisition costs                              517     409
  Investments                                                    479     420
  Other                                                            9      19
                                                              ------    ----
     Deferred tax liabilities                                  1,005     848
                                                              ------    ----
       Net deferred tax liability                             $  456    $363
                                                              ======    ====

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Set forth below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2003, 2002 and 2001:

                                                          2003    2002     2001
                                                          ----    -----    -----
Statutory Federal income tax rate                         35.0%    35.0%    35.0%
Current year equity base tax                                --       --     12.5
True down of prior year equity base tax                     --    (22.9)   (20.1)
Tax exempt income                                         (2.8)    (6.0)    (4.9)
Foreign branch termination                                  --     (3.8)      --
Other                                                     (1.2)    (2.9)     0.9
                                                          ----    -----    -----
Effective tax rate                                        31.0%    (0.6)%   23.4%
                                                          ====    =====    =====

     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2003 and 2002, the Company had recorded an income tax receivable from New York Life of $38 million and an income tax payable to New York Life of $38 million, respectively.

     The Company's Federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1998. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

     In March 2002, the Job Creation and Worker Assistance Act of 2002 was passed to provide tax relief and stimulate the economy. This act suspends the Company's equity base tax for the three year period beginning 2001. The Company accrued $17 million in the equity base tax in 2001 prior to passage of this legislation. This amount was released in 2002 and reflected as an adjustment to 2002 current income tax expense (benefit) in the accompanying Statement of Income.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to loss from reinsurer insolvencies.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 9 -- REINSURANCE -- (CONTINUED)

When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 50% of the reinsurance ceded at December 31, 2003.

     The Company has entered into cession reinsurance agreements on both a coinsurance basis and on a yearly renewable term basis with affiliated and non-affiliated companies. The total amount of ceded premiums included in the accompanying Statement of Income was $171 million, $81 million and $2 million at December 31, 2003, 2002 and 2001, respectively, and includes ceded premiums associated with the transfer of the Taiwan branch as described in Note
12 -- Related Party Transactions.

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency and market risk. These derivative financial instruments include interest rate options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counter-parties and does not expect the counter-parties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counter-parties within specified dollar limits and assessing the future creditworthiness of counter-parties. The Company uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with all counterparties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold declines with a decline in the counterparties' rating. Collateral received is invested in short-term investments.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy. For cash flow hedges of interest rate risk, the Company uses either qualitative assessment, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cashflows method is used to measure hedge ineffectiveness when appropriate. The Company does not have any fair value hedges at December 31, 2003 and 2002. The Company will discontinue hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised;
(iii) the derivative is de-designated as a hedge instrument; (iv) it is probable that the forecasted transaction will not occur; or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available for sale securities, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). The Company's cash flow hedges primarily include hedges of floating rate available for sale securities. During 2003 and 2002, there was no hedge ineffectiveness recognized in net investment gains (losses) related to cash flow hedges. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. There were no cashflow hedges

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT -- (CONTINUED)

of forecasted transactions as of December 31, 2003 and 2002. The estimated amount of existing gains and losses that are reported in other comprehensive income at December 31, 2003 and 2002 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is $4 million and $7 million, respectively.

     Hedge accounting is discontinued immediately when it is determined that the derivative no longer qualifies as an effective fair value hedge. The derivative will continue to be carried on the balance sheet at its fair value, but the changes in the fair value of the hedged asset or liability will no longer offset the changes in the fair value of the derivative. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment gains (losses). When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income and will be recognized when the transaction affects net income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period net investment gains (losses). No hedging transactions were discontinued for the years ended December 31, 2003 and 2002 due to hedge ineffectiveness.

     The Company has derivative instruments that do not qualify for hedge accounting treatment. These derivatives include interest rate options and various interest rate swaps. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses).

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the accompanying Balance Sheet at fair value and changes in their fair value are recorded currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the accompanying Balance Sheet at fair value. As of December 31, 2003 and 2002, there were no such embedded derivatives that could not be separated from their host contracts.

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, employment and benefits and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2003 and 2002, $1,424 million and $1,318 million, respectively, of the Company's fixed maturity securities were on loan to others. Collateral on loan securities is obtained in accordance with our policy disclosed in Note 2 -- Significant Accounting Policies. The fair value of securities loaned is monitored, with additional collateral obtained, as necessary. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss.

     At December 31, 2003 and 2002, the Company recorded cash collateral received under these agreements of $1,474 million and $1,350 million, respectively, and established a corresponding liability for the same amount included in other liabilities in the accompanying Balance Sheet.

     The Company enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, the Company obtains the use of funds from a broker for generally one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2003 of $155 million ($799 million at December 31,
2002) approximates fair value. The investments acquired with the funds received from the securities sold are included in other investments in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $559 million, $537 million and $458 million for the years ended December 31, 2003, 2002 and 2001, respectively, are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, the Company is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. The Company was allocated $27 million for its share of the net periodic post-retirement benefits expense in 2003 ($13 million and $10 million in 2002 and 2001, respectively) and a benefit of $(2) million in 2003 ($(2) million in 2002 and $(6) million in 2001) for the post-employment benefits expense under the provisions of the service agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     The Company has entered into an investment advisory agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2003, 2002 and 2001, the total cost for these services amounted to $22 million, $28 million and $16 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

NYLIM for the years ended December 31, 2003, 2002 and 2001 of $9 million, $9 million and $8 million, respectively.

     At December 31, 2003 and 2002, the Company had a net liability of $186 million and $166 million, respectively, for the above described services which are included in other liabilities in the accompanying Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     The Company is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.46% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2003 and 2002 the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Balance Sheet amounted to $3,306 million and $2,958 million, respectively.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2003 and 2002 the amount of outstanding reserves on these contracts included in future policy benefits was $178 million and $180 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company recorded commission expense to NYLIFE Securities' registered representatives of $89 million, $71 million and $126 million, for the years ended December 31, 2003, 2002 and 2001, respectively.

     The Company has a credit agreement with New York Life wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $200 million. No outstanding balance was due to the Company at December 31, 2003 and December 31, 2002.

     The Company also has a credit agreement with New York Life in which the Company can borrow up to $200 million. No outstanding balance was due to New York Life at December 31, 2003 and December 31, 2002. Interest expense for 2003, 2002 and 2001 was less than $1 million.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2003, the Company had recorded a receivable from MCF included in other assets of $23 million. During 2003, the Company received interest payments from MCF totaling less than $1 million.

     Effective July 1, 2002, the Company transferred $37 million in net assets associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life.

     The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected on the Company's Statement of Income. Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                           2003    2002
                                                           ----    ----
Amounts recoverable from reinsurers                        $716    $633
Premiums ceded                                              171      74
Benefits ceded                                               38      13

     The Company received capital contributions of $500 million and $130 million in 2003 and 2002, respectively, from its parent company, New York Life.

     The Company has issued various Corporate Owned Life policies to New York Life for the purpose of funding certain New York Life employee benefits. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2003 and 2002, the Company recorded liabilities of approximately $1,133 million and $1,023 million, respectively, which are included in policyholder account balances and separate account liabilities on the accompanying Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to a Voluntary Employees' Beneficiary Association (VEBA) trust, a trust formed for the benefit of New York Life's retired employees. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2003 and 2002, policyholder account balances and separate account liabilities related to these policies aggregated $252 million and $219 million, respectively.

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $173 million, $30 million, and $20 million during 2003, 2002 and 2001, respectively.

     Total interest paid was $10 million, $7 million and $21 million during 2003, 2002 and 2001, respectively.

     Non-cash financing activity in 2002 consists of the transfer of $79 million in net liabilities associated with the Taiwan branch to an affiliated company (see Note 12 -- Related Party Transactions).

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2003 and 2002, statutory stockholder's equity was $1,882 million and $1,404 million, respectively. Statutory net income/(loss) for the years ended December 31, 2003, 2002 and 2001 was $20 million, $(95) million and $(83) million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. No dividends were paid or declared for the years ended December 31, 2003, 2002 and 2001. As of December 31, 2003, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $447 million. The maximum amount of dividends that may be paid in 2003 without prior approval is $186 million.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

In our opinion, the accompanying balance sheet and the related statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation (the "Company") at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by Statement of Financial Accounting Standards No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an amendment to FASB Statement No. 133.

PRICEWATERHOUSECOOPERS LLP
New York NY
February 6, 2004

                            PART C. OTHER INFORMATION

ITEM 27.         EXHIBITS

                 Board of Directors Resolution

(a) Resolution of the Board of Directors of NYLIAC establishing the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant's Post-Effective Amendment No. 4 on Form S-6, and incorporated herein by reference.

(b)              Custodian Agreements. Not applicable.

(c)              Underwriting Contracts.

(c)(1) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), and incorporated herein by reference.

(c)(2) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit (3)(b) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 33-87382), and incorporated herein by reference.

(d)              Contracts.

(d)(1) Form of Policy for Flexible Premium Variable Universal Life Insurance Policies (No. 300-80) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (5) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

(d)(2) Form of Policy for Flexible Premium Survivorship Variable Universal Life Insurance Policies (No. 300-81) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(a) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

(d)(3) Form of Policy for Flexible Premium Variable Universal Life Insurance Policies (No. 300-82) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (5)(b) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

(d)(4) Form of Policy for Flexible Premium Survivorship Variable Universal Life Insurance Policies (No. 300-83) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(c) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

(d)(5) Supplementary Term Rider (STR) (No. 300-900) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(d) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

(d)(6) Supplementary Term Rider (STR) (No. 300-901) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(e) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

(d)(7) Scheduled Term Insurance Rider (STIR) (No. 300-902) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(f) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

(d)(8) Scheduled Term Insurance Rider (STIR) (No. 300-903) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(g) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

(d)(9) Life Extension Benefit (LEB) Rider (No. 300-904) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(h) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

(d)(10) Life Extension Benefit (LEB) Rider (No. 300-905) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(i) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

(d)(11) Life Extension Benefit II (LEB II) Rider (No. 302-908) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(j) to Post-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-57210), filed 10/4/02 and incorporated herein by reference.

(d)(12) Life Extension Benefit II (LEB II) Rider (No. 302-909) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(k) to Post-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-57210), filed 10/4/02 and incorporated herein by reference.

(d)(13)          Scheduled Supplementary Term Insurance (SSTR) Rider
                 (No. 303-915) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(13) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I
                 (File No. 333-57201), filed 2/12/03 and incorporated herein by reference.

(d)(14) Scheduled Supplementary Term Insurance (SSTR) Rider (No. 303-916) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(14) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57201), filed 2/12/03 and incorporated herein by reference.

(e)              Applications.

(e)(1) Form of application for a Policy - Regulation S-T, 17 CFR 232.102(e) as Exhibit (10) to the initial registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

(f)              Depositor's Certificate of Incorporation and By-Laws.

(f)(1) Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(f)(2) By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(f)(2)(a) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(g)              Reinsurance Contracts.

(g)(1) Specimen Automatic Reinsurance Agreement between NYLIAC and Certain Companies Relating to Certain Advanced Market Variable Universal Life Policies - Filed herewith.

(g)(2) Specimen Faculative Reinsurance Agreement between NYLIAC and Certain Companies Relating to Certain Advanced Market Variable Universal Life Policies - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (g)(4) to Post-Effective Amendment No. 8 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 4/16/03 and incorporated herein by reference.

(h)              Participation Agreements.

(h)(1) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (9) to Registrant's Pre-Effective Amendment No. 1 on Form S-6, refiled as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(2) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(3) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(4) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(5) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(6) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(7) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment
                 No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(h)(8) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No.
                 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(h)(9) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No.
                 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(h)(10) Form of Participation Agreement among Dreyfus Investment Portfolios. The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102 (e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(11) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management
                 LLC - Previously filed in accordance with Regulation S-T, 17CFR
                 232.102 (e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(12) Form of Participation Agreement among American Century Variable Portfolios, Inc.; American Century Investment Management, Inc.; American Century Investment Services, Inc.; American Century Services Corporation; and NYLIAC - Previously filed in accordance with Regulation S-T, 19 CFR 232.102(e) as Exhibit
                 (9)(b)(12) to Post-Effective Amendment No. 3 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/10/02 and incorporated herein by reference.

(h)(13) Form of Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(14) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.


(h)(15) Amendment dated 9/17/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (8)(n) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.


(i)              Administrative Contracts.

(i)(1) Service Agreement between Fred Alger Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(1) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(2) Administrative Services Agreement between Dreyfus Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(2) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(3) Administrative Services Agreement between Janus Capital Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(3) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(4) Services Agreement between New York Life Investment Management LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(4) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(5) Administrative Services Agreement between T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(5) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(6) Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (i)(6) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(7) Service Agreement between American Century Investment Services, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(7) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(8) Administrative Services Agreement between Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (i)(8) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(9)           Services Agreement between Neuberger Berman Management, Inc.
                 and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Life Separate Account - I (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(10) Administrative and Shareholder Services Agreement between Van Eck Worldwide Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (i)(10) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(11) Addendum to the Participation Agreement among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc. and NYLIAC
                 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (I)(11) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(j)              Other Material Contracts.

(j)(1) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) for the following, and incorporated herein by reference:

                 Jay S. Calhoun, Vice President, Treasurer and Director
                   (Principal Financial Officer)
                 Richard M. Kernan, Jr., Director
                 Robert D. Rock, Senior Vice President and Director
                 Frederick J. Sievert, President and Director (Principal
                   Executive Officer)
                 Stephen N. Steinig, Senior Vice President, Chief Actuary and
                   Director
                 Seymour Sternberg, Director

(j)(2) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(j)(3) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as
                 Exhibit 8 (d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(j)(4) Power of Attorney for Certain Directors of NYLIAC - Previously filed as Exhibit (10)(e) to Registrant's Post-Effective Amendment No. 6 on Form N-4 and incorporated herein by reference for the following:

                 George J. Trapp, Director
                 Frank M. Boccio, Director
                 Phillip J. Hildebrand, Director
                 Michael G. Gallo, Director
                 Solomon Goldfinger, Director
                 Howard I. Atkins, Director


(j)(5) Power of Attorney for John A. Cullen, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit
                 (10)(f) to Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 2-86083), and incorporated herein by reference.

(j)(6) Power of Attorney for Gary G. Benanav, Director and Executive Vice President - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(o) to the initial registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-47728) filed 10/11/00 and incorporated herein by reference.

(j)(7) Power of Attorney for Theodore A. Mathas, Director - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(h) to Post-Effective Amendment No. 13 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I(File No. 033-53342), filed 10/3/01 and incorporated herein by reference.

(j)(8) Power of Attorney for Anne F. Pollack, Director, Senior Vice President and Chief Investment Officer - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(r) to Post-Effective Amendment No. 11 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-79309), filed 1/24/02 and incorporated herein by reference.

(j) (9) Power of Attorney for Michael E. Sproule, Director- Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (9)(m) to Post-Effective Amendment No. 4 to registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I
                 (File No. 333-48300), filed 12/23/02 and incorporated herein by reference.

(j)(10) Power of Attorney for Carmela Condon, Vice President and Controller of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(10) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(j)(11) Power of Attorney for Sandra J. Kristoff, Director of NYLIAC-Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(j) to Pre-Effective Amendment No. 1 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 9/10/03 and incorporated herein by reference.
(j)(12) Power of Attorney for John R. Meyer, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(10)(m) to Post-Effective Amendment
                 No.25 to the registration statement on Form N-4 for NYLIAC
                 MFA Annuity Separate Account-I (File No. 02-86083), filed 4/5/04 and incorporated herein by reference.


(j)(13) Powers of Attorney for Directors and Principal Accounting Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(e) to Post-Effective Amendment No. 2 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 5/25/04 and incorporated herein by reference.


                 Frank M. Boccio                Director
                 Carmela Condon                 Vice President and Controller
                                                (Principal Accounting Officer)
                 Michael G. Gallo               Director
                 Solomon Goldfinger             Director and Chief Financial Officer
                 Phillip J. Hildebrand          Director
                 Theodore A. Mathas             Director
                 John R. Meyer                  Director
                 Paul B. Morris                 Director
                 Anne F. Pollack                Director
                 Robert D. Rock                 Director
                 Frederick J. Sievert           Director and President
                                                (Principal Executive Officer)
                 Michael E. Sproule             Director
                 Seymour Sternberg              Director


(k)              Legal Opinion.

                 Opinion and consent of Thomas F. English, Esq. - Filed herewith.
(l)              Actuarial Opinion.

                 Opinion and consent of Han-wei Lin, Assistant Actuary - Filed herewith.

(m)              Calculation.

                 Not applicable.

(n)              Other Opinions.

(n)(1)           Consent of PricewaterhouseCoopers LLP - Filed herewith.

(o)              Omitted Financial Statements.

                 Not applicable.

(p)              Initial Capital Agreements.

                 Not applicable.

(q)              Redeemability Exemption.

(q)(1) Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed as Exhibit (11) to Registrant's Pre-Effective Amendment No. 1 on Form S-6, refiled in accordance with Regulation S-T, 17 CFR 232, 102(e) as Exhibit (9)(d) to Registrant's Post-Effective Amendment No. 4 on Form S-6 (File No. 33-64410), filed 4/25/97 and incorporated herein by reference.

(q)(2) Memorandum Describing NYLIAC's Issuance, Transfer and Redemption Procedures for Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (q)(2) to Post-Effective Amendment No. 8 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 4/16/03 and incorporated herein by reference.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR



The business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.




         Name:                                          Title:
         -----                                          ------
         Frank M. Boccio                                Director and Senior Vice President
         Michael Gallo                                  Director and Senior Vice President
         Solomon Goldfinger                             Director, Senior Vice President and Chief Financial Officer
         Phillip J. Hildebrand                          Director and Executive Vice President
         Theodore A. Mathas                             Director, and Executive Vice President
         John R. Meyer                                  Director and Senior Vice President
         Paul B. Morris                                 Director and Senior Vice President
         Anne F. Pollack                                Director and Senior Vice President
         Robert D. Rock                                 Director, Senior Vice President and Chief Investment Officer
         Frederick J. Sievert                           Director and President
         Michael E. Sproule                             Director
         Seymour Sternberg                              Director
         Gary E. Wendlandt                              Executive Vice President
         Jay S. Calhoun                                 Senior Vice President and Treasurer
         Judith E. Campbell                             Senior Vice President and Chief Information Officer
         John A. Cullen                                 Senior Vice President
         Sheila K. Davidson                             Senior Vice President and General Counsel
         Thomas F. English                              Senior Vice President and Deputy General Counsel
         David A. Harland                               Senior Vice President and Deputy General Counsel
         Melvin J. Feinberg                             Senior Vice President
         Robert J. Hebron                               Senior Vice President
         Gerald Kaplan                                  Senior Vice President and Tax Counsel
         Barbara McInerney                              Senior Vice President in charge of Corporate Compliance
         Frank J. Ollari                                Senior Vice President
         Eric Rubin                                     Senior Vice President
         Richard C. Schwartz                            Senior Vice President and Senior Investment Manager for
                                                        Derivative Securities
         Joel M. Steinberg                              Senior Vice President and Chief Actuary
         Stephen N. Steinig                             Senior Vice President and Actuary
         Mark W. Talgo                                  Senior Vice President
         Howard Anderson                                Vice President
         Gary J. Miller                                 First Vice President
         Michael M. Oleske                              First Vice President
         John M. Swenson                                First Vice President
         David Bangs                                    Vice President
         Scott Berlin                                   Vice President and Actuary
         Stephen A. Bloom                               Vice President and Chief Underwriter
         David W. Bott                                  Vice President
         David Boyle                                    Vice President
         William J. Burns                               Vice President
         William Cheng                                  Vice President
         Camille Condon                                 Vice President and Controller
         Paul K. Cunningham                             Vice President
         Karen Dann                                     Vice President
         Kathleen A. Donnelly                           Vice President
         Mark A. Gomez                                  Vice President and Associate General Counsel
         Jane L. Hamrick                                Vice President
         Matthew M. Huss                                Vice President
         Joseph Hynes                                   Vice President
         Robert Hynes                                   Vice President
         Minas C. Joannides, M.D.                       Vice President and Medical Director
         David Krystel                                  Vice President
         Edward Linder                                  Vice President
         Daniel J. McKillop                             Vice President
         Jacqueline O' Leary                            Vice President
         Micheal J. Oliviero                            Vice President - Tax
         Andrew N. Reiss                                Vice President and National Sales Manager
         Dorothea Rodd                                  Vice President
         Janis C. Rubin                                 Vice President
         Gary W. Scofield                               Vice President
         Georgene Sfraga Panza                          Vice President
         Thomas J. Troeller                             Vice President and Attorney
         Richard M. Walsh                               Vice President
         Michael A Watson                               Vice President and Deputy General Counsel
         Elane Williams                                 Vice President
         Robert Ziegler                                 Vice President
         Richard W. Zuccaro                             Vice President
         Catherine A. Marrion                           Secretary

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland


Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

New York Life Investment Management Institutional Funds(1)             Delaware

McMorgan Funds(1)                                                      Delaware

MainStay VP Series Fund, Inc.(1)(2)                                    Maryland

Monitor Capital Advisors Funds, LLC (3)                                Delaware

New York Life Insurance and Annuity Corporation                        Delaware

NYLIFE LLC                                                             Delaware
     Avanti Corporate Health Systems, Inc.                             Delaware
        Avanti of the District, Inc.                                   Maryland
     Eagle Strategies Corp.                                            Arizona

--------

         (1) Registered investment company as to which New York Life ("NYL") and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only.

         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

         (3) New York Life Investment Management LLC provides management services to Monitor Capital Advisors Funds, LLC (Large Cap Equity Index Fund), which is a Delaware limited liability company designed to provide investment results that correspond to the total return performance of the S&P 500 Composite Stock Index. The sole investor in this limited liability company is New York Life.


--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-6.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     New York Life International Investment Inc.                       Delaware
         Monetary Research Ltd.                                        Bermuda
         NYL Management Limited                                        United Kingdom
     New York Life International Investment Asia Ltd.                  Mauritius
     NYLUK I Company                                                   United Kingdom
         New York Life (U.K.) Limited                                  United Kingdom

         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             Gresham Unit Trust Managers                               United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
             WLIC                                                      United Kingdom
             W(UK)HC Limited                                           United Kingdom
             W Financial Services                                      United Kingdom
             W Home Loans                                              United Kingdom
             W Trust Managers                                          United Kingdom
             WIM                                                       United Kingdom
             WFMI                                                      United Kingdom
     New York Life Trust Company                                       New York
     New York Life Trust Company, FSB                                  Federal Savings Bank
     NYL Executive Benefits LLC                                        Delaware

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     WellPath of Arizona Reinsurance Company                               Arizona
     NYLCare NC Holdings, Inc.                                             Delaware
     NYLIFE Securities Inc.                                                New York
     NYLIFE Structured Asset Management Company Ltd.                       Texas



     Prime Provider Corp.                                                  New York
         Prime Provider Corp. of Texas                                     Texas
     NYLINK Insurance Agency Incorporated                                  Delaware
         NYLINK Insurance Agency of Alabama, Incorporated                  Alabama
         NYLINK Insurance Agency of Hawaii, Incorporated                   Hawaii
         NYLINK Insurance Agency of Massachusetts, Incorporated            Massachusetts
         NYLINK Insurance Agency of Montana, Incorporated                  Montana
         NYLINK Insurance Agency of Nevada, Incorporated                   Nevada

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
    (NYLINK Insurance Agency subsidiaries cont.)
         NYLINK Insurance Agency of New Mexico, Incorporated           New Mexico


         NYLINK Insurance Agency of Washington, Incorporated           Washington

         NYLINK Insurance Agency of Wyoming, Incorporated              Wyoming



New York Life Investment Management Holdings LLC                       Delaware

     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, L.L.C.                        Delaware
         New York Life Capital Partners II, L.L.C.                     Delaware
         NYLIM Mezzanine GenPar Partners GP, LLC                       Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
     NYLIFE Distributors Inc.                                          Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
         NYLIM GP, LLC                                                 Delaware
     Madison Capital Funding LLC                                       Delaware
     McMorgan & Company LLC                                            Delaware
     NYLIM Real Estate Inc.                                            Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, Inc.                                      Delaware
    New York Life Insurance Taiwan Corporation                         Taiwan
    NYLI Holdings (Argentina) S.R.L.                                   Argentina
New York Life International, LLC                                       Delaware
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operada FMA, S.A. de C.V.                                Mexico                     99%
    NYLIFE Thailand, Inc.                                              Delaware
       Siam Commercial New York Life Insurance Public Company          Thailand                69.02%
          Limited (4)
    New York Life Securities Investment Consulting Co. Ltd.            Taiwan
    New York Life Insurance Worldwide Limited                          Bermuda
    New York Life Insurance Limited                                    South Korea
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Limited                       Mauritius                  75%
    New York Life Insurance (Philippines), Inc.                        Philippines
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                 99.995%
         Centro de Capacitacion Monterrey, A.C.                        Mexico                 99.791%

    NYL International Reinsurance Company Ltd.                         Bermuda
New York Life BioVenture Partners LLC                                  Delaware
Silver Spring, LLC                                                     Delaware
Biris Holdings LLC.                                                    Delaware
Haier New York Life Insurance Company Limited                          People's Republic of China 50%
New York Life Short Term Bond

         (4) Held through controlled Thai nominee holding company.

ITEM 30.          INDEMNIFICATION

      Reference is made to Article VIII of the Depositor's By-Laws.


      New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $150 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.


      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 31.          PRINCIPAL UNDERWRITERS

      (a) Other Activity. Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:


          NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I NYLIAC MFA Separate Account-I
          NYLIAC MFA Separate Account-II
          NYLIAC Variable Annuity Separate Account-I
          NYLIAC Variable Annuity Separate Account-II
          NYLIAC Variable Annuity Separate Account-III
          NYLIAC Variable Annuity Separate Account-IV
          NYLIAC VLI Separate Account
          Eclipse Funds
          MainStay Funds
          MainStay VP Series Fund
          McMorgan Funds
          NYLIM Institutional Funds


      (b) Management.

      The business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     Names of Directors and Officers     Positions and Offices with Underwriter
     -------------------------------     --------------------------------------
     Jefferson C. Boyce                  Manager
     Michael G. Gallo                    Manager and Senior Vice President
     Phillip J. Hildebrand               Manager
     Robert D. Rock                      Manager and Senior Vice President
     Stephen C. Roussin                  Manager, Chairman and President
     Robert E. Brady                     Manager and Vice President
     Peter Moeller                       Executive Vice President
     Patrick P. Boyle                    Senior Vice President
     Marc Brookman                       Senior Vice President
     Derek Burke                         Chief Compliance Officer
     Jay S. Calhoun                      Senior Vice President and Treasurer
     Thomas J. Warga                     Senior Vice President and General Auditor
     Barbara McInerney                   Senior Vice President
     Wendy Fishler                       Senior Vice President
     Stanley Metheney                    Senior Vice President
     David J. Krystel                    Vice President
     Linda M. Livornese                  Vice President
     Michael Quatela                     Vice President
     Nathan Ronen                        Vice President
     Richard Zuccaro                     Vice President
     Albert Leier                        Vice President - Financial Operations
                                           and Chief Financial Officer
     Scott T. Harrington                 Corporate Vice President
     Arphiela Arizmendi                  Corporate Vice President
     Antoinette B. Cirillo               Corporate Vice President
     Thomas J. Murray, Jr.               Corporate Vice President
     Robert A. Anselmi                   Secretary

      (c) Compensation from the Registrant.


                                                           Compensation on
     Name of                  Net Underwriting          Events Occasioning the
    Principal                   Discounts and          Deduction of a Deferred           Brokerage
   Underwriter                   Commissions                 Sales Load                 Commissions            Other Compensation
   -----------                   -----------                 ----------                 -----------            ------------------
NYLIFE Distributors
Inc.                                 -0-                         -0-                        -0-                        -0-


ITEM 32.          LOCATION OF ACCOUNTS AND RECORDS.

      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 33.          MANAGEMENT SERVICES.

                  Not applicable.


ITEM 34.          FEE REPRESENTATION.



      New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the NYLIAC Pinnacle Variable Universal Life and NYLIAC Pinnacle Survivorship Variable Universal Life Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

                                   SIGNATURES


      Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on this 30th day of August, 2004.



                                              NYLIAC VARIABLE UNIVERSAL LIFE
                                              SEPARATE ACCOUNT-I
                                                   (Registrant)

                                              By:  /s/ Scott Berlin
                                                   -----------------------------
                                                   Scott Berlin
                                                   Vice President and Actuary


                                              NEW YORK LIFE INSURANCE AND
                                              ANNUITY CORPORATION
                                                   (Depositor)

                                              By:  /s/ Scott Berlin
                                                   -----------------------------
                                                   Scott Berlin
                                                   Vice President and Actuary


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



     Frank M. Boccio*               Director

     Carmela Condon*                Vice President and Controller (Principal
                                    Accounting Officer)

     Michael G. Gallo*              Director

     Solomon Goldfinger*            Director and Chief Financial Officer

     Phillip J. Hildebrand*         Director



     Theodore A. Mathas*            Director

     John R. Meyer*                 Director


     Paul Morris*                   Director


     Anne F. Pollack*               Director

     Robert D. Rock*                Director

     Frederick J. Sievert*          Director and President

     Michael E. Sproule*            Director

     Seymour Sternberg*             Director



*By:      /s/ Scott Berlin
      ----------------------------------
      Scott Berlin
      Attorney-in-Fact

      August 30, 2004



* Pursuant to Powers of Attorney previously filed.

                                  EXHBIT INDEX
                                  ------------

Exhibit
Number                             Description
-------                            -----------


(k)                 Opinion and Consent of Thomas F. English, Esq.

(l)                 Opinion and consent of Han-wei Lin, Assistant Actuary

(n)(1)              Consent of PricewaterhouseCoopers LLP
